Schedule of Investments	August 31, 2023 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 91.2%
Energy — 91.2%
Cheniere Energy Partners	1,575,691	$81,778,363
Crestwood Equity Partners	3,291,180	94,127,748
Energy Transfer	13,463,363	181,351,500
Enterprise Products Partners	7,077,562	188,333,925
Genesis Energy (A)	4,145,545	40,999,440
Green Plains Partners	100	1,292
Holly Energy Partners	1,764,134	37,576,054
Magellan Midstream Partners	2,493,784	165,637,133
Martin Midstream Partners	100	297
MPLX	4,211,453	146,937,595
NGL Energy Partners *	100	378
NuStar Energy	3,918,846	65,679,859
Plains All American Pipeline	9,058,263	138,138,511
Summit Midstream Partners *	100	1,351
USD Partners	100	59
Western Midstream Partners	4,264,838	113,828,526
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $704,010,973)		1,254,392,031

COMMON STOCK — 12.1%
Energy — 12.1%
EnLink Midstream	9,410,574	117,067,541
Hess Midstream, Cl A	1,724,907	49,849,812
Phillips 66	100	11,416
TOTAL COMMON STOCK
(Cost $137,921,341)		166,928,769
TOTAL INVESTMENTS — 103.3%
(Cost $841,932,314)		$1,421,320,800

Percentages are based on Net Assets of $1,376,184,300.

*	Non-income producing security.

(A)	Affiliated investment.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X MLP ETF

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the transactions with affiliates for the period ended August 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend	Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	8/31/23	Income	Gains
Genesis Energy
$66,869,171	$11,838,118	$(34,168,207)	$19,771	$(3,559,413)	$40,999,440	$—	$—
Totals:
$66,869,171	$11,838,118	$(34,168,207)	$19,771	$(3,559,413)	$40,999,440	$—	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.8%
CANADA — 21.5%
Energy — 21.5%
Enbridge	2,438,058	$85,527,075
Pembina Pipeline	1,386,220	43,083,718
TC Energy	2,119,604	76,560,096
TOTAL CANADA		205,170,889
UNITED STATES — 54.3%
Energy — 54.3%
Antero Midstream	2,626,489	31,833,046
Archrock	1,072,149	13,712,786
Cheniere Energy	520,172	84,892,070
DT Midstream	755,629	39,511,840
EnLink Midstream	1,822,084	22,666,725
Equitrans Midstream	3,363,088	32,285,645
Hess Midstream, Cl A	332,301	9,603,499
Kinder Morgan	3,811,649	65,636,596
Kinetik Holdings, Cl A	130,755	4,590,808
ONEOK	939,235	61,238,122
Plains GP Holdings, Cl A	1,477,149	23,693,470
Targa Resources	506,912	43,721,160
Williams	2,455,668	84,794,216
TOTAL UNITED STATES		518,179,983
TOTAL COMMON STOCK
(Cost $623,577,140)		723,350,872

MASTER LIMITED PARTNERSHIPS — 24.1%
UNITED STATES— 24.1%
Energy — 24.1%
Cheniere Energy Partners	134,885	7,000,531
Crestwood Equity Partners	281,147	8,040,804
Delek Logistics Partners	27,195	1,135,391
Energy Transfer	3,292,646	44,351,942
Enterprise Products Partners	1,610,679	42,860,168
Holly Energy Partners	149,465	3,183,605
Magellan Midstream Partners	644,316	42,795,469

Schedule of Investments	August 31, 2023 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
MPLX	1,125,890	$39,282,302
Plains All American Pipeline	1,535,151	23,411,053
Western Midstream Partners	659,749	17,608,701
TOTAL UNITED STATES		229,669,966
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $109,985,977)		229,669,966
TOTAL INVESTMENTS — 99.9%
(Cost $733,563,117)		$953,020,838

Percentages are based on Net Assets of $954,226,239.

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 81.5%
Global X Emerging Markets Bond ETF (A) (B)	362,924	$7,839,158
Global X Nasdaq 100® Covered Call ETF (A) (B)	468,616	8,186,722
Global X SuperDividend® REIT ETF (A)	326,780	7,064,984
Global X U.S. Preferred ETF (A)	364,727	6,999,111
TOTAL EXCHANGE TRADED FUNDS
(Cost $37,944,266)		30,089,975

COMMON STOCK — 9.1%
Utilities — 9.1%
ALLETE	8,238	452,266
Avista	11,564	384,966
Duke Energy	4,451	395,249
Edison International	7,081	487,527
FirstEnergy	11,517	415,418
NorthWestern	8,763	441,655
OGE Energy	11,482	390,962
PPL	16,437	409,610
TOTAL COMMON STOCK
(Cost $3,433,138)		3,377,653

MASTER LIMITED PARTNERSHIPS — 9.1%
Energy — 7.5%
Enterprise Products Partners	18,737	498,592
Magellan Midstream Partners	9,428	626,208
MPLX	14,988	522,931
Sunoco	11,664	536,077
USA Compression Partners	27,446	582,404
		2,766,212
Industrials — 0.5%
Icahn Enterprises	9,144	183,703
Utilities — 1.1%
Suburban Propane Partners	28,156	408,825
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,767,193)		3,358,740

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Alternative Income ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270%
(Cost $47,970)	47,970	$47,970

	Face Amount
REPURCHASE AGREEMENT(C) — 2.3%
BNP Paribas
5.210%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $846,442 (collateralized by various U.S. Treasury Obligations, ranging in par value $16,883 - $105,986, 0.500% - 2.875%, 8/15/2026 - 5/15/2028, with a total market value of $863,413)
(Cost $846,320)	$846,320	846,320
TOTAL INVESTMENTS — 102.1%
(Cost $44,038,887)		$37,720,658

Percentages are based on Net Assets of $36,926,759.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at August 31, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2023.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Alternative Income ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,089,975	$—	$—	$30,089,975
Common Stock	3,377,653	—	—	3,377,653
Master Limited Partnerships	3,358,740	—	—	3,358,740
Short-Term Investment	47,970	—	—	47,970
Repurchase Agreement	—	846,320	—	846,320
Total Investments in Securities	$36,874,338	$846,320	$—	$37,720,658

The following is a summary of the transactions with affiliates for the period ended August 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	8/31/23	Income	Gains

Global X Emerging Markets Bond ETF
$7,746,289	$1,378,892	$(1,234,925)	$(89,907)	$38,809	$7,839,158	$272,244	$-

Global X Nasdaq 100® Covered Call ETF
$7,618,510	$1,394,280	$(1,787,212)	$824,279	$136,865	$8,186,722	$174,248	$15,007

Global X SuperDividend® REIT ETF
$7,297,064	$1,137,677	$(1,281,878)	$(120,604)	$32,725	$7,064,984	$256,719	$2,537

Global X U.S. Preferred ETF
$7,325,307	$1,286,017	$(1,129,893)	$(478,989)	$(3,331)	$6,999,111	$343,266	$-

Totals:
$29,987,170	$5,196,866	$(5,433,908)	$134,779	$205,068	$30,089,975	$1,046,477	$17,544

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.4%
Financials — 0.4%
Toronto-Dominion Bank	49,572	$3,024,388
UNITED STATES — 99.4%
Communication Services — 7.4%
Alphabet, Cl A *	142,749	19,438,131
AT&T	211,761	3,131,945
Comcast, Cl A	73,152	3,420,588
Meta Platforms, Cl A *	16,228	4,801,703
Netflix *	7,404	3,210,967
Omnicom Group	38,102	3,086,643
Take-Two Interactive Software *	21,066	2,995,585
T-Mobile US *	22,384	3,049,820
Verizon Communications	93,171	3,259,122
Walt Disney *	36,565	3,059,759
		49,454,263
Consumer Discretionary — 9.0%
Amazon.com *	106,867	14,748,715
Best Buy	37,328	2,853,726
BorgWarner	68,612	2,795,939
eBay	64,698	2,897,176
Etsy *	32,808	2,413,684
Home Depot	9,727	3,212,828
Lear	20,928	3,015,515
Lowe's	13,540	3,120,699
Lululemon Athletica *	8,345	3,181,615
Marriott International, Cl A	16,289	3,314,974
NIKE, Cl B	29,100	2,959,761
Starbucks	30,791	3,000,275
Tesla *	22,896	5,909,000
Tractor Supply	14,748	3,222,438
VF	162,206	3,205,191
		59,851,536

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 8.9%
Campbell Soup	68,222	$2,844,857
Church & Dwight	32,285	3,124,219
Clorox	20,395	3,190,798
Coca-Cola	50,685	3,032,483
Colgate-Palmolive	40,868	3,002,572
Costco Wholesale	5,605	3,078,714
Estee Lauder, Cl A	17,895	2,872,684
General Mills	40,991	2,773,451
Hershey	12,880	2,767,397
Hormel Foods	78,340	3,023,141
J M Smucker	20,668	2,995,827
Kellogg	46,785	2,854,821
Kimberly-Clark	23,076	2,972,881
Kroger	65,128	3,021,288
McCormick	35,686	2,929,107
Mondelez International, Cl A	42,890	3,056,341
PepsiCo	16,485	2,933,011
Procter & Gamble	20,630	3,184,034
Target	23,381	2,958,866
Walgreens Boots Alliance	103,318	2,614,979
		59,231,471
Energy — 3.9%
Chevron	19,571	3,152,888
ConocoPhillips	27,599	3,285,109
Devon Energy	59,638	3,046,905
EOG Resources	25,094	3,227,590
Hess	21,793	3,367,019
ONEOK	47,202	3,077,570
Phillips 66	30,553	3,487,931
Valero Energy	25,565	3,320,894
		25,965,906
Financials — 12.6%
Aflac	43,683	3,257,441
Allstate	28,248	3,045,417
American Express	18,919	2,989,013

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	96,958	$2,779,786
Bank of New York Mellon	69,409	3,114,382
Block, Cl A *	41,053	2,366,705
Capital One Financial	27,001	2,764,632
Citigroup	66,437	2,743,184
CME Group, Cl A	16,616	3,367,731
FactSet Research Systems	7,260	3,168,337
Hartford Financial Services Group	42,301	3,038,058
Jack Henry & Associates	18,260	2,862,803
JPMorgan Chase	20,050	2,933,917
Mastercard, Cl A	7,813	3,223,956
MetLife	50,824	3,219,192
Moody's	8,876	2,989,437
Morgan Stanley	33,554	2,857,123
Nasdaq	62,023	3,254,967
Northern Trust	39,778	3,025,912
PayPal Holdings *	42,971	2,686,117
PNC Financial Services Group	23,348	2,818,804
Principal Financial Group	37,814	2,938,526
Progressive	25,278	3,373,855
Prudential Financial	32,814	3,106,501
S&P Global	7,476	2,922,069
T Rowe Price Group	26,244	2,945,364
US Bancorp	80,643	2,945,889
Visa, Cl A	13,073	3,211,775
		83,950,893
Health Care — 15.7%
Abbott Laboratories	27,694	2,849,713
AbbVie	22,125	3,251,490
Agilent Technologies	24,780	3,000,115
Amgen	13,458	3,449,824
Becton Dickinson	11,318	3,162,815
Biogen *	11,439	3,058,331
Boston Scientific *	60,845	3,281,979
Bristol-Myers Squibb	48,909	3,015,240
Cigna Group	10,843	2,995,487
CVS Health	41,976	2,735,576

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	12,305	$3,260,825
Edwards Lifesciences *	35,349	2,703,138
Elevance Health	6,793	3,002,574
Eli Lilly	6,900	3,823,980
Fortrea Holdings *	93,694	2,581,270
Gilead Sciences	40,773	3,118,319
Humana	6,990	3,226,794
Intuitive Surgical *	9,775	3,056,447
IQVIA Holdings *	13,865	3,086,765
Johnson & Johnson	18,843	3,046,536
Laboratory Corp of America Holdings	14,463	3,009,750
Merck	29,094	3,170,664
Mettler-Toledo International *	2,327	2,823,768
Pfizer	84,395	2,985,895
Quest Diagnostics	21,990	2,891,685
Regeneron Pharmaceuticals *	4,355	3,599,364
ResMed	14,508	2,315,332
Stryker	10,893	3,088,710
Thermo Fisher Scientific	5,529	3,080,206
UnitedHealth Group	6,282	2,993,875
Vertex Pharmaceuticals *	8,872	3,090,472
Waters *	11,038	3,099,470
West Pharmaceutical Services	8,441	3,434,643
Zoetis, Cl A	17,296	3,295,061
		104,586,113
Industrials — 8.6%
3M	30,375	3,240,101
Automatic Data Processing	13,227	3,367,726
Caterpillar	12,200	3,429,786
CH Robinson Worldwide	32,411	2,930,927
Cummins	12,270	2,822,591
Deere	7,162	2,943,152
Expeditors International of Washington	25,329	2,956,147
Honeywell International	15,612	2,934,119
Illinois Tool Works	12,445	3,078,271
Leidos Holdings	34,637	3,377,454
Paychex	25,275	3,089,363

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paycom Software	9,027	$2,661,521
Rockwell Automation	9,374	2,925,438
Southwest Airlines	85,098	2,689,097
Union Pacific	14,593	3,218,778
United Parcel Service, Cl B	16,808	2,847,275
Verisk Analytics, Cl A	13,530	3,277,237
Waste Management	18,505	2,901,214
WW Grainger	4,114	2,937,972
		57,628,169
Information Technology — 27.4%
Adobe *	6,040	3,378,414
Advanced Micro Devices *	28,637	3,027,504
Akamai Technologies *	34,119	3,585,566
Analog Devices	16,399	2,981,010
Apple	229,523	43,120,486
Applied Materials	22,882	3,495,454
Arista Networks *	18,425	3,597,113
Autodesk *	15,040	3,337,978
Cadence Design Systems *	13,126	3,156,015
CDW	16,660	3,517,759
Cisco Systems	59,613	3,418,805
Cognizant Technology Solutions, Cl A	46,940	3,361,373
Dell Technologies, Cl C	58,917	3,313,492
F5 *	21,077	3,449,462
HP	97,628	2,900,528
HubSpot *	5,901	3,225,014
Intuit	6,483	3,512,554
Keysight Technologies *	18,809	2,507,240
Lam Research	4,964	3,486,714
Microsoft	113,465	37,189,288
Motorola Solutions	10,741	3,045,825
NVIDIA	28,981	14,303,573
ON Semiconductor *	32,419	3,191,975
Oracle	26,805	3,227,054
Salesforce *	14,020	3,104,869
ServiceNow *	5,467	3,219,134
Synopsys *	7,031	3,226,456

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	17,378	$2,920,547
Trimble *	59,798	3,276,332
Workday, Cl A *	14,182	3,467,499
		182,545,033
Materials — 1.4%
Avery Dennison	17,837	3,360,134
Ecolab	16,710	3,071,465
Steel Dynamics	31,037	3,308,234
		9,739,833
Real Estate — 2.3%
American Tower ‡	16,587	3,007,555
CBRE Group, Cl A *	36,291	3,086,549
Equinix ‡	3,860	3,016,127
Jones Lang LaSalle *	18,806	3,249,677
ProLogis ‡	24,800	3,080,160
		15,440,068
Utilities — 2.2%
American Water Works	21,435	2,973,892
Duke Energy	33,400	2,965,920
Exelon	73,914	2,965,430
NextEra Energy	41,926	2,800,657
WEC Energy Group	34,338	2,888,512
		14,594,411
TOTAL UNITED STATES		662,987,696
TOTAL COMMON STOCK
(Cost $619,498,107)		666,012,084
TOTAL INVESTMENTS — 99.8%
(Cost $619,498,107)		$666,012,084

Percentages are based on Net Assets of $667,118,954.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Conscious Companies ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 6.8%
Meta Platforms, Cl A *	249	$73,677
Nexstar Media Group, Cl A	344	56,003
ROBLOX, Cl A *	1,679	47,499
Roku, Cl A *	1,085	88,102
Snap, Cl A *	7,018	72,636
Trade Desk, Cl A *	949	75,948
ZoomInfo Technologies, Cl A *	2,728	49,159
		463,024
Consumer Discretionary — 9.4%
Airbnb, Cl A *	499	65,643
DoorDash, Cl A *	997	83,878
Life Time Group Holdings *	2,875	49,450
QuantumScape, Cl A *	8,535	60,940
Rivian Automotive, Cl A *	4,751	107,990
Skechers USA, Cl A *	1,123	56,498
Tesla *	371	95,748
Wayfair, Cl A *	1,748	120,804
		640,951
Consumer Staples — 0.9%
National Beverage *	1,203	61,726
Energy — 4.0%
Antero Resources *	2,599	71,914
Matador Resources	1,245	79,057
New Fortress Energy, Cl A	1,973	61,242
Pioneer Natural Resources	275	65,431
		277,644
Financials — 18.2%
Apollo Global Management	963	84,108
Ares Management, Cl A	698	72,201
BlackRock, Cl A	91	63,749

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blackstone, Cl A	684	$72,757
Block, Cl A *	984	56,728
Blue Owl Capital, Cl A	5,306	63,407
Capital One Financial	629	64,403
Coinbase Global, Cl A *	1,133	90,187
Essent Group	1,438	72,216
Euronet Worldwide *	539	47,087
FleetCor Technologies *	285	77,443
Intercontinental Exchange	549	64,777
Kinsale Capital Group	184	73,348
Pinnacle Financial Partners	1,126	74,947
Robinhood Markets, Cl A *	6,901	75,152
Ryan Specialty Holdings, Cl A *	1,495	72,881
Shift4 Payments, Cl A *	882	50,089
Starwood Property Trust ‡	3,417	69,809
		1,245,289
Health Care — 11.0%
Evolent Health, Cl A *	1,641	41,862
Inspire Medical Systems *	225	51,048
Ionis Pharmaceuticals *	1,728	69,587
Jazz Pharmaceuticals *	425	60,928
Masimo *	315	35,998
Medpace Holdings *	305	82,432
Neurocrine Biosciences *	605	65,878
Penumbra *	213	56,339
Regeneron Pharmaceuticals *	75	61,987
Royalty Pharma, Cl A	1,712	51,052
Ultragenyx Pharmaceutical *	1,368	50,329
United Therapeutics *	262	58,782
Veeva Systems, Cl A *	337	70,332
		756,554
Industrials — 3.3%
Axon Enterprise *	284	60,466
Insperity	487	49,348
Paycom Software	208	61,327

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SS&C Technologies Holdings	1,021	$58,626
		229,767
Information Technology — 32.3%
Akamai Technologies *	734	77,136
AppLovin, Cl A *	3,576	154,555
Atlassian, Cl A *	413	84,277
BILL Holdings *	794	91,548
Cloudflare, Cl A *	1,297	84,344
Crowdstrike Holdings, Cl A *	509	82,982
Datadog, Cl A *	891	85,964
Dell Technologies, Cl C	1,404	78,961
Dropbox, Cl A *	3,000	83,370
EPAM Systems *	214	55,424
Fortinet *	948	57,079
Monolithic Power Systems	130	67,757
NVIDIA	219	108,087
Okta, Cl A *	872	72,821
Palantir Technologies, Cl A *	7,853	117,638
Pegasystems	1,311	65,104
Procore Technologies *	1,143	77,210
RingCentral, Cl A *	2,168	67,056
Salesforce *	308	68,210
SentinelOne, Cl A *	3,719	61,847
Synopsys *	162	74,340
Twilio, Cl A *	1,137	72,438
Ubiquiti	260	45,508
UiPath, Cl A *	4,244	67,098
VeriSign *	269	55,895
Workday, Cl A *	328	80,196
Zoom Video Communications, Cl A *	973	69,112
Zscaler *	676	105,490
		2,211,447
Materials — 2.8%
MP Materials *	2,759	57,774
Steel Dynamics	575	61,289

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westlake	537	$70,336
		189,399
Real Estate — 11.2%
American Homes 4 Rent, Cl A ‡	1,839	66,278
Apartment Income REIT ‡	1,615	55,007
Camden Property Trust ‡	543	58,438
CoStar Group *	777	63,706
Invitation Homes ‡	1,818	61,976
Medical Properties Trust ‡	6,813	49,190
Phillips Edison ‡	1,939	65,655
ProLogis ‡	481	59,740
Rexford Industrial Realty ‡	1,071	57,266
Terreno Realty ‡	970	59,063
Vornado Realty Trust ‡	4,060	97,521
Zillow Group, Cl C *	1,403	73,180
		767,020
TOTAL UNITED STATES		6,842,821
TOTAL COMMON STOCK
(Cost $8,149,749)		6,842,821
TOTAL INVESTMENTS — 99.9%
(Cost $8,149,749)		$6,842,821

Percentages are based on Net Assets of $6,849,157.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.2%
BERMUDA— 1.0%
Financials — 0.6%
RenaissanceRe Holdings, 5.750%	196,286	$4,408,584
RenaissanceRe Holdings, 4.200%	393,102	6,497,976
SiriusPoint, 8.000%, H15T5Y + 7.298% (A)	156,775	3,903,697
		14,810,257
Industrials — 0.4%
Triton International, 8.000%	112,598	2,758,651
Triton International, 6.875%	117,349	2,770,610
Triton International, 5.750%	149,671	2,791,364
		8,320,625
TOTAL BERMUDA		23,130,882
CANADA— 0.5%
Financials — 0.2%
Brookfield Finance, 4.625%	314,223	5,250,667
Utilities — 0.3%
BIP Bermuda Holdings I, 5.125%	235,313	4,110,918
Brookfield BRP Holdings Canada, 4.875%	203,668	3,354,412
		7,465,330
TOTAL CANADA		12,715,997
NETHERLANDS— 0.7%
Financials — 0.7%
AEGON Funding, 5.100%	728,712	15,084,338
TOTAL NETHERLANDS		15,084,338
UNITED STATES— 97.0%
Communication Services — 6.0%
AT&T, 5.625%	650,053	15,503,764
AT&T, 5.350%	1,042,557	23,551,363
AT&T, 5.000%	945,850	19,229,130
AT&T, 4.750%	1,379,722	26,739,012
Qwest, 6.750%	519,076	6,903,711
Qwest, 6.500%	769,529	9,619,112
Telephone and Data Systems, 6.625%	329,728	5,737,267
Telephone and Data Systems, 6.000%	542,636	8,172,098
United States Cellular, 6.250%	393,037	7,495,216
United States Cellular, 5.500%	392,791	6,956,329
United States Cellular, 5.500%	392,787	6,834,494
		136,741,496

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — 2.7%
Brunswick, 6.375%	180,459	$4,460,947
Ford Motor, 6.500%	480,672	11,411,153
Ford Motor, 6.200%	590,859	14,363,782
Ford Motor, 6.000% (B)	630,212	14,702,846
Qurate Retail, 8.000%	249,830	8,853,975
QVC, 6.375%	181,688	2,089,412
QVC, 6.250%	393,207	4,474,696
		60,356,811
Energy — 1.3%
Energy Transfer, 10.156%, US0003M + 4.530% (A)	354,053	9,028,351
NuStar Energy, 11.821%, US0003M + 6.880% (A)	135,095	3,444,923
NuStar Energy, 11.151%, US0003M + 5.643% (A)	302,891	7,996,322
NuStar Logistics, 12.304%, TSFR3M + 6.996% (A)	316,717	8,478,514
		28,948,110
Financials — 70.6%
Affiliated Managers Group, 5.875%	235,629	5,122,574
Affiliated Managers Group, 4.750%	215,567	3,819,847
Allstate, 8.735%, TSFR3M + 3.427% (A)	393,531	10,027,170
Allstate, 5.100%	916,831	18,318,283
Allstate, 4.750%	235,581	4,487,818
American Equity Investment Life Holding, 6.625%, H15T5Y + 6.297% (A)	235,693	5,491,647
American Equity Investment Life Holding, 5.950%, H15T5Y + 4.322% (A)	314,593	6,603,307
American International Group, 5.850%	393,473	8,833,469
Apollo Asset Management, 6.375%	223,121	5,578,025
Apollo Asset Management, 6.375%	235,681	5,889,668
Arch Capital Group, 5.450%	259,322	5,559,864
Arch Capital Group, 4.550%	393,192	7,293,712
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	244,047	5,122,547
Associated Banc-Corp, 5.875%	77,512	1,395,216
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	401,246	10,119,424

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	480,624	$11,727,226
Athene Holding, 6.350%, US0003M + 4.253% (A)	679,380	15,007,504
Athene Holding, 5.625%	271,009	5,436,441
Athene Holding, 4.875%	463,670	7,877,753
Axis Capital Holdings, 5.500%	432,744	8,542,367
Bank of America, 7.250% *	55,134	63,894,241
Bank of America, 6.450%, US0003M + 1.327% (A)	743,793	18,736,146
Bank of America, 6.141%, TSFR3M + 0.762% (A)	307,774	6,352,455
Bank of America, 6.000%	969,908	23,782,144
Bank of America, 5.976%, TSFR3M + 0.612% (A)	230,391	4,752,966
Bank of America, 5.875% (B)	613,691	14,808,364
Bank of America, 5.375%	993,265	21,673,042
Bank of America, 5.000%	935,987	19,243,893
Bank of America, 4.750%	500,625	9,787,219
Bank of America, 4.375%	761,040	13,797,655
Bank of America, 4.250%	934,124	16,562,019
Bank of America, 4.125%	648,754	11,203,982
Bank OZK, 4.625%	274,521	4,249,585
Brighthouse Financial, 6.750%	316,616	7,541,793
Brighthouse Financial, 6.600%	334,176	7,498,909
Brighthouse Financial, 6.250%	294,845	6,855,146
Brighthouse Financial, 5.375%	452,191	7,899,777
Brighthouse Financial, 4.625%	274,431	4,179,584
Capital One Financial, 5.000%	1,182,277	22,368,681
Capital One Financial, 4.800%	985,038	17,710,983
Capital One Financial, 4.375%	531,178	8,828,178
Capital One Financial, 4.250%	333,806	5,364,262
Carlyle Finance, 4.625%	393,169	6,546,264
Charles Schwab, 5.950% (B)	590,873	14,683,194
Charles Schwab, 4.450% (B)	472,235	9,180,248
Citigroup Capital XIII, 12.001%, TSFR3M + 6.632% (A)	1,782,674	51,483,625
Citizens Financial Group, 5.000%	353,776	6,513,016
Cullen, 4.450%	117,067	2,141,155

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Enstar Group, 7.000%	89,959	$2,165,313
Enstar Group, 7.000%, US0003M + 4.015% (A)	314,644	7,394,134
Equitable Holdings, 5.250%	630,001	12,555,920
Equitable Holdings, 4.300%	235,755	3,654,203
Fifth Third Bancorp, 6.000% (B)	156,764	3,746,660
Fifth Third Bancorp, 4.950%	196,248	4,038,784
First Citizens BancShares, 5.625%	156,986	3,249,610
First Citizens BancShares, 5.375%	271,042	5,621,411
First Horizon, 6.500%	112,001	2,428,182
First Horizon, 4.700%	133,118	2,043,361
Fulton Financial, 5.125%	156,812	2,527,809
Goldman Sachs Group, 9.267%, TSFR3M + 3.902% (A)	788,001	19,833,985
Goldman Sachs Group, 6.377%, TSFR3M + 1.012% (A)	590,658	12,108,489
Goldman Sachs Group, 6.377%, TSFR3M + 1.012% (A)	157,023	3,375,995
Goldman Sachs Group, 6.297%, TSFR3M + 0.932% (A)	1,064,139	22,134,091
Hartford Financial Services Group, 6.000%	271,289	6,795,789
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	255,445	6,176,660
Huntington Bancshares, 4.500%	393,091	6,969,503
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	432,964	10,802,452
JPMorgan Chase, 6.000%	1,469,934	36,880,644
JPMorgan Chase, 5.750%	1,348,316	32,764,079
JPMorgan Chase, 4.750%	709,100	14,671,279
JPMorgan Chase, 4.625%	1,471,259	29,116,216
JPMorgan Chase, 4.550%	1,182,344	22,878,356
JPMorgan Chase, 4.200%	1,590,423	29,677,293
Kemper, 5.875%, H15T5Y + 4.140% (A)	131,632	2,510,222
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	472,214	9,467,891
KeyCorp, 6.125%, TSFR3M + 4.154% (A) (B)	393,287	8,392,745
KeyCorp, 5.650%	333,972	6,011,496
KeyCorp, 5.625%	353,753	6,544,431
KKR Group Finance IX, 4.625%	393,145	6,887,900
Lincoln National, 9.000% (B)	393,586	10,422,157
M&T Bank, 5.625%, TSFR3M + 4.020% (A)	196,311	4,393,440

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Merchants Bancorp, 8.250%, H15T5Y + 4.340% (A)	117,598	$2,975,229
MetLife, 6.552%, TSFR3M + 1.000% (A)	472,418	10,671,923
MetLife, 5.625%	634,181	15,125,217
MetLife, 4.750%	787,896	15,876,104
Morgan Stanley, Ser E, 7.125%	679,600	17,173,492
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940%	669,737	16,930,951
Morgan Stanley, 6.500%	788,117	20,412,230
Morgan Stanley, 6.375%	788,170	19,649,078
Morgan Stanley, 6.270%, TSFR3M + 0.962% (A)	866,864	18,568,227
Morgan Stanley, 5.850%	788,121	18,765,161
Morgan Stanley, 4.875%	393,398	8,336,104
Morgan Stanley, 4.250%	1,024,484	18,993,933
National Rural Utilities Cooperative Finance, 5.500%	196,358	4,751,864
Navient, 6.000%	235,483	4,518,919
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	405,215	9,295,632
New York Community Capital Trust V, 6.000%*	56,646	2,217,691
Northern Trust, 4.700%	314,547	6,501,687
PacWest Bancorp, 7.750%, H15T5Y + 4.820% (A)	403,362	8,276,988
Prudential Financial, 5.950%	235,774	5,825,976
Prudential Financial, 5.625%	444,798	10,719,632
Prudential Financial, 4.125%	393,268	7,731,649
Regions Financial, Ser B, 6.375%, TSFE3M + 3.798% (A)	393,423	9,422,481
Regions Financial, 5.700%, TSFR3M + 3.148% (A)	393,302	8,043,026
Regions Financial, 4.450%	314,254	5,326,605
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	551,360	14,335,360
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	314,762	7,771,474
SLM, 7.252%, TSFR3M + 1.962% (A)	49,150	3,047,792
State Street, 5.900%, US0003M + 3.108% (A)	590,894	14,754,623

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
State Street, 5.350%, TSFR3M + 3.971% (A)	393,441	$8,903,570
Stifel Financial, 6.125%	186,782	4,529,464
Stifel Financial, 4.500%	241,347	3,914,648
Synchrony Financial, 5.625%	590,369	9,640,726
Synovus Financial, 8.862%, TSFR3M + 3.614% (A)	156,032	3,839,948
Texas Capital Bancshares, 5.750%	235,822	4,419,304
Truist Financial, 5.250%	452,588	9,513,400
Truist Financial, 4.750%	728,642	13,501,736
Unum Group, 6.250%	235,722	5,379,176
US Bancorp, 6.590%, TSFR3M + 1.282% (A)	11,313	8,643,132
US Bancorp, 6.170%, TSFR3M + 0.862% (A)	787,707	14,887,662
US Bancorp, 5.500%	452,605	10,170,034
US Bancorp, 4.500%	353,818	6,832,226
US Bancorp, 4.000%	590,397	9,912,766
US Bancorp, 3.750%	392,969	6,287,504
Valley National Bancorp, 9.116%, US0003M + 3.578% (A)	78,989	1,908,374
Valley National Bancorp, 6.250%, US0003M + 3.850% (A)	89,493	1,899,041
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	235,665	5,561,694
W R Berkley, 5.100%	235,630	4,851,622
W R Berkley, 4.250%	196,256	3,787,741
W R Berkley, 4.125%	235,411	4,074,964
Washington Federal, 4.875%	240,753	3,498,141
Wells Fargo, 7.500% *	77,644	89,620,587
Wells Fargo, 6.625%, US0003M + 3.690% (A)	654,827	16,436,158
Wells Fargo, 5.850%, US0003M + 3.090% (A)	1,344,758	33,538,265
Wells Fargo, 5.625%	531,622	12,206,041
Wells Fargo, 4.750%	1,568,890	29,793,221
Wells Fargo, 4.700%	912,101	16,846,505
Wells Fargo, 4.375%	818,547	14,537,395
Wells Fargo, 4.250% (B)	974,474	16,877,890
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	240,295	3,782,243
Wintrust Financial, 6.875%, H15T5Y + 6.507% (A)	225,819	5,290,939

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Zions Bancorporation, 9.792%, TSFR3M + 4.240% (A)	109,277	$2,735,203
		1,611,773,256
Industrials — 1.8%
Chart Industries, 6.750% *	158,342	11,216,947
FTAI Aviation, 8.250%, US0003M + 6.886% (A)	87,703	2,143,461
Pitney Bowes, 6.700%	333,921	6,060,666
RBC Bearings, 5.000% *	90,596	10,047,097
WESCO International, 10.625%, H15T5Y + 10.325% (A)	423,942	11,560,899
		41,029,070
Real Estate — 5.9%
Brookfield Property Partners, 6.500%	152,525	2,353,461
Brookfield Property Partners, 5.750%	225,000	2,967,750
Brookfield Property Preferred, 6.250%	528,081	8,269,748
Digital Realty Trust, 5.850% ‡ (B)	164,666	3,746,151
Digital Realty Trust, 5.200% ‡	271,104	5,698,606
Diversified Healthcare Trust, 6.250% ‡	207,120	3,456,833
Diversified Healthcare Trust, 5.625% ‡	274,250	4,333,150
Hudson Pacific Properties, 4.750% ‡	333,731	4,018,121
Kimco Realty, 5.250% ‡	205,361	4,649,373
Kimco Realty, 5.125% ‡	174,730	3,844,060
Public Storage Operating, 5.600% ‡	223,948	5,621,095
Public Storage Operating, 5.150% ‡	220,047	5,294,331
Public Storage Operating, 5.050% ‡	235,748	5,679,169
Public Storage Operating, 4.875% ‡	248,504	5,554,064
Public Storage Operating, 4.750% ‡	180,329	3,797,729
Public Storage Operating, 4.700% ‡	203,038	4,363,287
Public Storage Operating, 4.625% ‡	444,667	9,378,027
Public Storage Operating, 4.100% ‡	196,093	3,539,479
Public Storage Operating, 4.000% ‡	341,968	6,097,289
Public Storage Operating, 4.000% ‡	475,108	8,694,476
Public Storage Operating, 3.900% ‡	141,592	2,504,762
Public Storage Operating, 3.875% ‡	231,791	4,003,031
RLJ Lodging Trust, 1.950% ‡ *	252,924	6,103,056
SITE Centers, 6.375% ‡	137,155	3,228,629
SL Green Realty, 6.500% ‡	188,395	3,509,799
Vornado Realty Trust, 5.400% ‡	238,501	3,701,536

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Vornado Realty Trust, 5.250% ‡	250,982	$3,855,084
Vornado Realty Trust, 5.250% ‡	246,138	3,687,147
Vornado Realty Trust, 4.450% ‡	241,723	3,159,320
		135,108,563
Utilities — 8.7%
CMS Energy, 5.875%	220,019	5,247,453
CMS Energy, 5.875%	496,155	11,952,374
DTE Energy, 5.250%	314,699	7,502,424
DTE Energy, 4.375%	219,866	4,445,690
DTE Energy, 4.375%	180,295	3,750,136
Duke Energy, 5.750%	788,071	19,764,821
Duke Energy, 5.625%	393,509	9,759,023
Entergy Arkansas, 4.875%	322,365	7,085,583
Georgia Power, 5.000%	220,442	5,158,343
NextEra Energy, 6.926% *	794,762	33,618,433
NextEra Energy Capital Holdings, 5.650%	541,600	13,610,408
SCE Trust II, 5.100%	172,507	3,329,385
SCE Trust V, 5.450%, US0003M + 3.790% (A)	235,640	5,393,800
SCE Trust VI, 5.000%	373,681	7,092,465
Sempra, 5.750%	596,684	14,433,786
Southern, 5.250%	354,119	8,636,962
Southern, 4.950%	787,973	17,658,475
Southern, 4.200%	590,663	11,996,366
Spire, 5.900%	205,279	4,906,168
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	171,194	3,612,193
		198,954,288
TOTAL UNITED STATES		2,212,911,594
TOTAL PREFERRED STOCK
(Cost $2,587,949,265)		2,263,842,811

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270%
(Cost $385,000)	385,000	385,000

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.3%
BNP Paribas
5.210%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $6,793,419 (collateralized by various U.S. Treasury Obligations, ranging in par value $135,498 - $850,628, 0.500% - 2.875%, 8/15/2026 - 5/15/2028, with a total market value of $6,193,907)
(Cost $6,792,436)	$6,792,436	$6,792,436
TOTAL INVESTMENTS — 99.5%
(Cost $2,595,126,701)		$2,271,020,247

Percentages are based on Net Assets of $2,281,754,884.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at August 31, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2023.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Preferred ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,263,842,811	$—	$—	$2,263,842,811
Short-Term Investment	385,000	—	—	385,000
Repurchase Agreement	—	6,792,436	—	6,792,436
Total Investments in Securities	$2,264,227,811	$6,792,436	$—	$2,271,020,247

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 3.8%
Comcast, Cl A	15,832	$740,304
Interpublic Group	16,040	523,065
Omnicom Group	6,717	544,144
		1,807,513
Consumer Discretionary — 6.4%
Best Buy	8,421	643,785
Darden Restaurants	3,913	608,511
Garmin	6,014	637,604
Tapestry	14,916	497,001
VF	33,263	657,277
		3,044,178
Consumer Staples — 15.6%
Archer-Daniels-Midland	8,737	692,844
Bunge	6,769	773,832
Campbell Soup	13,810	575,877
Coca-Cola	10,522	629,531
General Mills	7,738	523,553
Hormel Foods	15,534	599,457
J M Smucker	4,140	600,093
Kellogg	9,476	578,226
Kimberly-Clark	4,713	607,176
Kraft Heinz	17,256	571,001
PepsiCo	3,475	618,272
Procter & Gamble	4,332	668,601
		7,438,463
Energy — 15.0%
APA	19,019	833,793
Chevron	3,977	640,695
Coterra Energy	25,917	730,600
EOG Resources	5,453	701,365
Exxon Mobil	5,901	656,132
Kinder Morgan	37,334	642,892
Marathon Petroleum	5,611	801,083
ONEOK	10,611	691,837
Pioneer Natural Resources	3,080	732,824
Valero Energy	5,590	726,141
		7,157,362
Financials — 10.7%
Aflac	9,188	685,149

Schedule of Investments	August 31, 2023 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BlackRock, Cl A	927	$649,401
CME Group, Cl A	3,434	696,003
Discover Financial Services	5,581	502,681
Hartford Financial Services Group	8,883	637,977
Principal Financial Group	8,876	689,754
Regions Financial	34,456	631,923
T Rowe Price Group	5,557	623,662
		5,116,550
Health Care — 9.3%
AbbVie	4,575	672,342
Bristol-Myers Squibb	9,775	602,629
CVS Health	8,869	577,993
Gilead Sciences	8,160	624,077
Medtronic	7,562	616,303
Merck	5,722	623,583
Viatris, Cl W	67,775	728,581
		4,445,508
Industrials — 17.7%
3M	6,344	676,714
CH Robinson Worldwide	7,061	638,526
Fastenal	11,567	666,028
General Dynamics	2,993	678,334
L3Harris Technologies	3,362	598,739
Lockheed Martin	1,370	614,239
Norfolk Southern	2,940	602,729
Paychex	5,689	695,366
Robert Half	8,711	644,266
RTX	6,373	548,333
Snap-On	2,363	634,702
Stanley Black & Decker	7,522	709,926
Union Pacific	3,175	700,310
		8,408,212
Information Technology — 7.1%
Cisco Systems	12,831	735,858
Corning	19,418	637,299
Hewlett Packard Enterprise	40,297	684,646
Juniper Networks	21,091	614,170
NetApp	9,103	698,200
		3,370,173

Schedule of Investments	August 31, 2023 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — 10.2%
Amcor	63,553	$619,006
CF Industries Holdings	9,324	718,600
Eastman Chemical	7,872	669,199
International Paper	20,053	700,251
LyondellBasell Industries, Cl A	7,110	702,255
Mosaic	18,110	703,573
Packaging Corp of America	4,847	722,688
		4,835,572
Real Estate — 1.3%
Public Storage ‡	2,198	607,483
Utilities — 2.6%
Consolidated Edison	6,776	602,793
Exelon	15,843	635,621
		1,238,414
TOTAL COMMON STOCK
(Cost $48,944,140)		47,469,428
TOTAL INVESTMENTS — 99.7%
(Cost $48,944,140)		$47,469,428

Percentages are based on Net Assets of $47,635,653.

‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
MEXICO — 0.1%
Materials — 0.1%
Southern Copper	2,071	$167,047
UNITED STATES — 99.7%
Communication Services — 9.0%
Activision Blizzard	29,475	2,711,405
AT&T	139,062	2,056,727
Electronic Arts	15,421	1,850,212
Iridium Communications	2,803	137,207
Netflix *	9,492	4,116,491
TEGNA	137,316	2,269,833
T-Mobile US *	1,473	200,696
Verizon Communications	69,889	2,444,717
World Wrestling Entertainment, Cl A	2,489	240,313
		16,027,601
Consumer Discretionary — 8.3%
AutoZone *	222	561,955
BorgWarner	4,757	193,848
Chipotle Mexican Grill, Cl A *	707	1,362,134
Crocs *	1,425	138,710
Darden Restaurants	3,389	527,023
Deckers Outdoor *	893	472,477
Dick's Sporting Goods	1,261	146,705
DR Horton	8,495	1,011,075
Las Vegas Sands	8,478	465,103
Lennar, Cl A	6,487	772,537
McDonald's	9,219	2,591,922
Meritage Homes	812	112,900
NVR *	84	535,696
O'Reilly Automotive *	1,857	1,745,023
PulteGroup	6,390	524,363
Royal Caribbean Cruises *	9,655	955,266
Stellantis	54,489	1,010,771
Taylor Morrison Home, Cl A *	3,291	155,993
Texas Roadhouse, Cl A	1,511	157,295

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toll Brothers	2,793	$228,831
Ulta Beauty *	275	114,133
Wingstop	733	117,749
Wynn Resorts	2,557	259,229
Yum! Brands	3,687	477,024
		14,637,762
Consumer Staples — 6.7%
Casey's General Stores	510	124,649
Celsius Holdings *	1,003	196,628
Church & Dwight	1,965	190,153
Coca-Cola	28,428	1,700,847
Costco Wholesale	235	129,081
Coty, Cl A *	8,579	99,173
Dollar General	1,544	213,844
elf Beauty *	3,498	485,208
Flowers Foods	73,865	1,740,259
Hershey	5,010	1,076,449
Hormel Foods	4,203	162,194
J M Smucker	869	125,962
Kroger	3,537	164,081
Lamb Weston Holdings	5,442	530,105
Lancaster Colony	456	75,327
Mondelez International, Cl A	1,902	135,536
PepsiCo	9,456	1,682,412
Procter & Gamble	1,046	161,440
Walmart	17,538	2,851,854
		11,845,202
Energy — 0.7%
Chevron	3,535	569,489
Exxon Mobil	1,331	147,994
Transocean *	17,345	141,882
Weatherford International *	4,291	379,839
		1,239,204

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — 8.6%
Aflac	1,829	$136,389
Aon, Cl A	635	211,703
Arch Capital Group *	12,007	922,858
Ares Management, Cl A	3,685	381,176
Arthur J Gallagher	12,753	2,939,311
Berkshire Hathaway, Cl B *	7,449	2,683,130
Cboe Global Markets	928	138,931
CME Group, Cl A	8,482	1,719,132
FactSet Research Systems	306	133,541
First Horizon	109,435	1,373,409
Intercontinental Exchange	1,593	187,958
Kinsale Capital Group	503	200,511
Marsh & McLennan	14,479	2,823,260
Old Republic International	4,999	136,723
Primerica	1,217	244,568
Progressive	2,176	290,431
Tradeweb Markets, Cl A	1,809	156,352
Travelers	763	123,019
W R Berkley	2,148	132,875
White Mountains Insurance Group	202	320,915
		15,256,192
Health Care — 19.8%
AbbVie	1,472	216,325
Amgen	1,652	423,474
Becton Dickinson	512	143,078
Boston Scientific *	47,545	2,564,577
Bristol-Myers Squibb	40,329	2,486,283
Cardinal Health	12,178	1,063,505
Cencora	10,067	1,771,591
Chemed	1,678	858,196
Eli Lilly	10,456	5,794,715
Exact Sciences *	4,627	387,141
Gilead Sciences	30,375	2,323,080
HCA Healthcare	6,928	1,921,134
Intuitive Surgical *	8,839	2,763,778
Johnson & Johnson	17,082	2,761,818
McKesson	580	239,146

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Merck	24,650	$2,686,357
Merit Medical Systems *	1,710	111,629
Penumbra *	2,083	550,953
Premier, Cl A	75,532	1,626,204
QIAGEN *	17,200	782,428
Quest Diagnostics	2,739	360,178
Stryker	9,272	2,629,076
Zimmer Biomet Holdings	5,138	612,039
		35,076,705
Industrials — 21.1%
AAON	2,076	130,881
Allison Transmission Holdings	2,108	127,429
AMETEK	6,348	1,012,570
API Group *	5,651	159,076
Applied Industrial Technologies	846	130,597
Atkore *	765	117,787
Automatic Data Processing	550	140,036
Axon Enterprise *	2,603	554,205
Builders FirstSource *	3,911	567,251
CACI International, Cl A *	695	227,967
Clean Harbors *	1,778	301,087
Comfort Systems USA	1,185	218,715
Copart *	23,126	1,036,739
Eaton	11,104	2,558,029
EMCOR Group	2,526	566,456
FTI Consulting *	13,294	2,470,291
General Dynamics	739	167,487
General Electric	41,261	4,722,734
Graco	4,291	338,732
Honeywell International	677	127,235
Hubbell, Cl B	1,877	611,996
Huntington Ingalls Industries	607	133,734
Ingersoll Rand	10,583	736,683
Leidos Holdings	1,442	140,609
Lincoln Electric Holdings	1,932	371,833
Lockheed Martin	5,500	2,465,925
Maximus	1,678	135,616

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Northrop Grumman	294	$127,329
nVent Electric	4,165	235,489
PACCAR	14,998	1,234,185
Parker-Hannifin	3,143	1,310,317
Republic Services, Cl A	18,183	2,620,716
Rockwell Automation	2,818	879,441
Rollins	2,920	115,544
RTX	1,355	116,584
Science Applications International	1,358	159,782
Snap-On	2,069	555,733
Timken	1,505	115,012
Trane Technologies	5,735	1,177,166
TransDigm Group *	1,373	1,240,986
Uber Technologies *	56,006	2,645,163
Vertiv Holdings, Cl A	10,995	433,093
Waste Management	16,303	2,555,984
Watts Water Technologies, Cl A	598	112,884
WW Grainger	1,260	899,816
Xylem	5,981	619,273
		37,426,197
Information Technology — 21.5%
Akamai Technologies *	1,384	145,445
Amdocs	28,310	2,525,252
Arista Networks *	4,898	956,237
Axcelis Technologies *	1,527	293,413
Black Knight *	38,780	2,937,973
Broadcom	5,031	4,643,060
Cadence Design Systems *	6,379	1,533,767
Cisco Systems	51,835	2,972,737
Dolby Laboratories, Cl A	13,952	1,178,525
Fair Isaac *	715	646,782
First Solar *	4,466	844,610
Gartner *	1,988	695,164
Insight Enterprises *	2,124	340,031
International Business Machines	20,062	2,945,703
Jabil	5,740	656,771
Manhattan Associates *	1,695	343,441

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
National Instruments	4,561	$271,836
Nutanix, Cl A *	6,177	192,105
NVIDIA	9,630	4,752,886
Oracle	39,578	4,764,795
Rambus *	5,367	303,074
Roper Technologies	307	153,211
SPS Commerce *	1,156	215,166
Super Micro Computer *	3,746	1,030,450
VMware, Cl A *	16,302	2,751,452
		38,093,886
Materials — 0.5%
Air Products & Chemicals	965	285,148
ATI *	3,010	136,443
Reliance Steel & Aluminum	1,463	416,897
Sonoco Products	2,503	143,797
		982,285
Real Estate — 0.3%
Agree Realty ‡	1,963	121,353
Equity LifeStyle Properties ‡	1,947	130,371
First Industrial Realty Trust ‡	2,468	128,188
NNN REIT ‡	2,980	117,382
		497,294
Utilities — 3.2%
Ameren	1,528	121,124
Consolidated Edison	1,584	140,913
Constellation Energy	10,118	1,053,891
Duke Energy	1,421	126,185
Hawaiian Electric Industries	3,369	47,233
PG&E *	85,289	1,390,211
PNM Resources	59,813	2,650,314

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Southern	2,113	$143,113
		5,672,984
TOTAL UNITED STATES		176,755,312
TOTAL COMMON STOCK
(Cost $173,094,741)		176,922,359
TOTAL INVESTMENTS — 99.8%
(Cost $173,094,741)		$176,922,359

Percentages are based on Net Assets of $177,304,031.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.0%
BERMUDA— 0.8%
Financials — 0.8%
SiriusPoint, 8.000%, H15T5Y + 7.298% (A)	71,958	$1,791,754
TOTAL BERMUDA		1,791,754
UNITED STATES— 98.2%
Consumer Staples — 2.1%
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	179,418	4,539,276
Energy — 6.1%
Energy Transfer, 10.156%, US0003M + 4.530% (A)	163,866	4,178,583
NuStar Energy, 11.821%, US0003M + 6.880% (A)	62,045	1,582,147
NuStar Energy, 11.151%, US0003M + 5.643% (A)	140,100	3,698,640
NuStar Logistics, 12.304%, TSFR3M + 6.996% (A)	146,527	3,922,528
		13,381,898
Financials — 86.4%
AGNC Investment, 10.681%, TSFR3M + 5.372% ‡,(A)	116,854	3,019,507
AGNC Investment, 7.750%, H15T5Y + 4.390% ‡,(A)	53,838	1,214,585
AGNC Investment, 6.500%, TSFR3M + 4.993% ‡,(A)	145,431	3,481,618
AGNC Investment, 6.125%, TSFR3M + 4.697% ‡,(A)	209,163	4,566,028
Allstate, 8.735%, TSFR3M + 3.427% (A)	180,783	4,606,351
American Equity Investment Life Holding, 6.625%, H15T5Y + 6.297% (A)	107,990	2,516,167
American Equity Investment Life Holding, 5.950%, H15T5Y + 4.322% (A)	144,023	3,023,043
Annaly Capital Management, 10.531%, US0003M + 4.993% ‡,(A)	262,261	6,706,014
Annaly Capital Management, 9.710%, US0003M + 4.172% ‡,(A)	154,506	3,899,731
Arbor Realty Trust, 6.250%, TSFR3M + 5.440% ‡,(A)	102,041	2,114,290
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	107,984	2,266,584

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	180,532	$4,553,017
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	218,389	5,328,692
Athene Holding, 6.350%, US0003M + 4.253% (A)	314,184	6,940,325
Bank of America, 6.450%, US0003M + 1.327% (A)	380,969	9,596,609
Bank of America, 6.141%, TSFR3M + 0.762% (A)	150,184	3,099,798
Bank of America, 5.976%, TSFR3M + 0.612% (A)	110,668	2,283,081
Chimera Investment, 7.750%, US0003M + 4.743% ‡,(A)	93,548	1,882,186
Enstar Group, 7.000%, US0003M + 4.015% (A)	144,743	3,401,460
Goldman Sachs Group, 9.267%, TSFR3M + 3.902% (A)	309,648	7,793,840
Goldman Sachs Group, 6.377%, TSFR3M + 1.012% (A)	231,889	4,753,725
Goldman Sachs Group, 6.377%, TSFR3M + 1.012% (A)	61,010	1,311,715
Goldman Sachs Group, 6.297%, TSFR3M + 0.932% (A)	418,113	8,696,750
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	117,006	2,829,205
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	200,436	5,000,878
Kemper, 5.875%, H15T5Y + 4.140% (A)	54,371	1,036,855
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	218,526	4,381,446
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	182,002	3,883,923
M&T Bank, 5.625%, TSFR3M + 4.020% (A)	89,970	2,013,529
Merchants Bancorp, 8.250%, H15T5Y + 4.340% (A)	51,222	1,295,917
MetLife, 6.552%, TSFR3M + 1.000% (A)	218,647	4,939,236
Morgan Stanley, 6.270%, TSFR3M + 0.962% (A)	401,485	8,599,809
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	187,565	4,302,741

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
PacWest Bancorp, 7.750%, H15T5Y + 4.820% (A)	186,849	$3,834,141
Regions Financial, Ser B, 6.375%, TSFE3M + 3.798% (A)	182,131	4,362,037
Regions Financial, 5.700%, TSFR3M + 3.148% (A)	181,995	3,721,798
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	254,754	6,623,604
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	145,238	3,585,926
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡,(A)	169,225	3,712,797
Rithm Capital, 6.375%, US0003M + 4.969% ‡,(A)	143,144	2,964,512
Synovus Financial, 8.862%, TSFR3M + 3.614% (A)	71,954	1,770,788
Two Harbors Investment, 7.625%, US0003M + 5.352% ‡,(A)	94,437	1,901,017
Two Harbors Investment, 7.250%, US0003M + 5.011% ‡,(A)	89,812	1,798,036
US Bancorp, 6.590%, TSFR3M + 1.282% (A)	5,135	3,923,140
US Bancorp, 6.170%, TSFR3M + 0.862% (A)	358,165	6,769,319
Valley National Bancorp, 9.116%, US0003M + 3.578% (A)	36,268	876,235
Valley National Bancorp, 6.250%, US0003M + 3.850% (A)	41,715	885,192
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	107,983	2,548,399
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	107,927	1,698,771
Wintrust Financial, 6.875%, H15T5Y + 6.507% (A)	103,494	2,424,864
Zions Bancorporation, 9.792%, US0003M + 4.240% (A)	49,749	1,245,217
		189,984,448
Industrials — 2.9%
FTAI Aviation, 8.250%, US0003M + 6.886% (A)	37,892	926,080
WESCO International, 10.625%, H15T5Y + 10.325% (A)	196,232	5,351,247
		6,277,327

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 0.7%
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	74,939	$1,581,213
TOTAL UNITED STATES		215,764,162
TOTAL PREFERRED STOCK
(Cost $224,028,927)		217,555,916
TOTAL INVESTMENTS — 99.0%
(Cost $224,028,927)		$217,555,916

Percentages are based on Net Assets of $219,769,554.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	105	$144,098
CHINA — 0.0%
Consumer Discretionary — 0.0%
Yum China Holdings	926	49,717
ISRAEL — 0.0%
Consumer Discretionary — 0.0%
Mobileye Global, Cl A *	157	5,575
MEXICO — 0.0%
Materials — 0.0%
Southern Copper	206	16,616
SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,712	51,474
UNITED STATES — 99.6%
Communication Services — 8.8%
Activision Blizzard	1,688	155,279
Alphabet, Cl A *	13,963	1,901,342
Alphabet, Cl C *	11,979	1,645,316
AT&T	16,660	246,401
Charter Communications, Cl A *	262	114,787
Comcast, Cl A	9,796	458,061
Electronic Arts	630	75,587
Endeavor Group Holdings, Cl A	281	6,151
Fox, Cl A	666	22,018
Fox, Cl B	292	8,912
Live Nation Entertainment *	342	28,909
Meta Platforms, Cl A *	5,190	1,535,669
Netflix *	1,004	435,415
Omnicom Group	484	39,209
Pinterest, Cl A *	1,346	37,002

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ROBLOX, Cl A *	802	$22,689
Sirius XM Holdings	1,375	6,050
Snap, Cl A *	2,282	23,619
Spotify Technology *	324	49,886
Take-Two Interactive Software *	367	52,187
T-Mobile US *	1,314	179,033
Trade Desk, Cl A *	1,001	80,110
Verizon Communications	9,827	343,748
Walt Disney *	4,252	355,807
Warner Bros Discovery *	5,115	67,211
Warner Music Group, Cl A	257	8,558
		7,898,956
Consumer Discretionary — 10.5%
Airbnb, Cl A *	947	124,578
Amazon.com *	21,082	2,909,527
Aptiv *	620	62,899
AutoZone *	42	106,316
Best Buy	473	36,161
Booking Holdings *	85	263,928
Carnival *	2,253	35,642
Chewy, Cl A *	205	4,916
Chipotle Mexican Grill, Cl A *	63	121,378
Darden Restaurants	283	44,009
Dick's Sporting Goods	135	15,706
DoorDash, Cl A *	600	50,478
DR Horton	714	84,980
DraftKings, Cl A *	982	29,116
eBay	1,241	55,572
Expedia Group *	335	36,311
Ford Motor	9,186	111,426
Garmin	342	36,259
General Motors	3,200	107,232
Genuine Parts	317	48,732
Hilton Worldwide Holdings	613	91,122
Home Depot	2,386	788,096
Las Vegas Sands	780	42,791
Lennar, Cl A	580	69,072
Lennar, Cl B	20	2,133

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe's	1,420	$327,282
Lucid Group *	1,156	7,260
Lululemon Athletica *	265	101,034
Marriott International, Cl A	639	130,043
McDonald's	1,726	485,265
MGM Resorts International	683	30,038
NIKE, Cl B	2,917	296,688
NVR *	6	38,264
O'Reilly Automotive *	139	130,618
Pool	73	26,689
PulteGroup	490	40,209
Rivian Automotive, Cl A *	1,465	33,299
Ross Stores	801	97,570
Royal Caribbean Cruises *	517	51,152
Starbucks	2,636	256,852
Tesla *	6,413	1,655,067
TJX	2,731	252,563
Tractor Supply	261	57,029
Ulta Beauty *	98	40,673
Yum! Brands	644	83,321
		9,419,296
Consumer Staples — 6.3%
Albertsons, Cl A	942	21,101
Altria Group	4,178	184,751
Archer-Daniels-Midland	1,257	99,680
Brown-Forman, Cl B	685	45,299
Campbell Soup	425	17,722
Church & Dwight	567	54,869
Clorox	285	44,588
Coca-Cola	9,060	542,060
Colgate-Palmolive	1,919	140,989
Conagra Brands	1,111	33,197
Constellation Brands, Cl A	370	96,407
Costco Wholesale	1,035	568,505
Dollar General	531	73,543
Dollar Tree *	497	60,813
Estee Lauder, Cl A	511	82,031
General Mills	1,388	93,912

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hershey	334	$71,763
Hormel Foods	639	24,659
J M Smucker	242	35,078
Kellogg	598	36,490
Kenvue	464	10,695
Keurig Dr Pepper	2,044	68,781
Kimberly-Clark	801	103,193
Kraft Heinz	1,802	59,628
Kroger	1,732	80,347
McCormick	576	47,278
Mondelez International, Cl A	3,196	227,747
Monster Beverage *	1,230	70,614
PepsiCo	3,230	574,682
Philip Morris International	3,614	347,161
Procter & Gamble	5,518	851,648
Sysco	1,170	81,491
Target	1,090	137,940
Tyson Foods, Cl A	641	34,146
Walgreens Boots Alliance	1,666	42,166
Walmart	3,342	543,443
		5,608,417
Energy — 4.4%
Baker Hughes, Cl A	2,318	83,888
Cheniere Energy	577	94,166
Chevron	4,109	661,960
ConocoPhillips	2,917	347,210
Coterra Energy	1,760	49,614
Devon Energy	1,502	76,737
Diamondback Energy	387	58,739
EOG Resources	1,385	178,139
EQT	775	33,495
Exxon Mobil	9,482	1,054,304
Halliburton	2,190	84,578
Hess	637	98,416
Kinder Morgan	4,544	78,248
Marathon Oil	1,455	38,339
Marathon Petroleum	1,058	151,051
Occidental Petroleum	1,711	107,434

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ONEOK	1,006	$65,591
Phillips 66	1,112	126,946
Pioneer Natural Resources	555	132,051
Schlumberger	3,299	194,509
Targa Resources	523	45,109
Valero Energy	894	116,131
Williams	2,845	98,238
		3,974,893
Financials — 12.3%
Aflac	1,292	96,344
Allstate	601	64,794
American Express	1,421	224,504
American International Group	1,732	101,357
Ameriprise Financial	254	85,745
Aon, Cl A	502	167,362
Apollo Global Management	893	77,995
Arch Capital Group *	836	64,255
Ares Management, Cl A	341	35,273
Arthur J Gallagher	502	115,701
Bank of America	16,320	467,894
Bank of New York Mellon	1,824	81,843
Berkshire Hathaway, Cl B *	3,029	1,091,046
BlackRock, Cl A	345	241,686
Blackstone, Cl A	1,598	169,979
Block, Cl A *	1,232	71,025
Blue Owl Capital, Cl A	954	11,400
Brown & Brown	542	40,162
Capital One Financial	877	89,796
Charles Schwab	3,331	197,029
Chubb	967	194,241
Cincinnati Financial	343	36,286
Citigroup	4,508	186,135
Citizens Financial Group	1,130	31,787
CME Group, Cl A	844	171,062
Coinbase Global, Cl A *	348	27,701
Discover Financial Services	619	55,753
Everest Group	83	29,936
FactSet Research Systems	73	31,858

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Information Services	1,382	$77,198
Fifth Third Bancorp	1,554	41,259
First Citizens BancShares, Cl A	23	31,289
Fiserv *	1,484	180,143
FleetCor Technologies *	185	50,270
Franklin Resources	636	17,007
Global Payments	616	78,041
Goldman Sachs Group	805	263,807
Hartford Financial Services Group	709	50,920
Huntington Bancshares	3,254	36,087
Interactive Brokers Group, Cl A	233	21,222
Intercontinental Exchange	1,273	150,201
JPMorgan Chase	6,801	995,190
KKR	1,498	94,089
Loews	426	26,450
LPL Financial Holdings	196	45,196
M&T Bank	377	47,144
Markel Group *	27	39,931
Marsh & McLennan	1,160	226,188
Mastercard, Cl A	1,968	812,075
MetLife	1,568	99,317
Moody's	355	119,564
Morgan Stanley	3,017	256,898
MSCI, Cl A	199	108,180
Nasdaq	800	41,984
Northern Trust	479	36,437
PayPal Holdings *	2,659	166,214
PNC Financial Services Group	927	111,917
Principal Financial Group	564	43,828
Progressive	1,382	184,455
Prudential Financial	858	81,227
Raymond James Financial	469	49,053
Regions Financial	2,126	38,991
Rocket, Cl A *	188	2,008
S&P Global	753	294,318
State Street	812	55,817
Synchrony Financial	1,000	32,280
T Rowe Price Group	521	58,472
Tradeweb Markets, Cl A	255	22,040

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers	551	$88,838
Truist Financial	3,053	93,269
US Bancorp	3,564	130,193
Visa, Cl A	3,838	942,920
W R Berkley	477	29,507
Wells Fargo	8,864	365,995
Willis Towers Watson	256	52,931
		11,050,309
Health Care — 13.3%
Abbott Laboratories	4,070	418,803
AbbVie	4,143	608,855
Agilent Technologies	671	81,238
Align Technology *	189	69,956
Alnylam Pharmaceuticals *	285	56,379
Amgen	1,237	317,093
Avantor *	1,474	31,912
Baxter International	1,164	47,258
Becton Dickinson	652	182,201
Biogen *	327	87,427
BioMarin Pharmaceutical *	404	36,918
Bio-Rad Laboratories, Cl A *	40	16,008
Boston Scientific *	3,325	179,350
Bristol-Myers Squibb	4,939	304,489
Cardinal Health	599	52,311
Cencora	380	66,872
Centene *	1,284	79,159
Cigna Group	693	191,448
Cooper	95	35,149
CVS Health	3,048	198,638
Danaher	1,579	418,435
Dexcom *	893	90,175
Edwards Lifesciences *	1,437	109,887
Elevance Health	563	248,852
Eli Lilly	2,008	1,112,834
GE HealthCare Technologies	847	59,671
Gilead Sciences	2,938	224,698
HCA Healthcare	507	140,591
Hologic *	564	42,153

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Horizon Therapeutics *	532	$59,978
Humana	293	135,258
IDEXX Laboratories *	207	105,862
Illumina *	354	58,488
Incyte *	400	25,812
Insulet *	181	34,700
Intuitive Surgical *	833	260,462
IQVIA Holdings *	401	89,275
Johnson & Johnson	6,096	985,601
Laboratory Corp of America Holdings	218	45,366
McKesson	318	131,118
Medtronic	3,086	251,509
Merck	5,961	649,630
Mettler-Toledo International *	43	52,180
Moderna *	796	90,004
Molina Healthcare *	112	34,733
Pfizer	13,130	464,539
Quest Diagnostics	265	34,848
Regeneron Pharmaceuticals *	252	208,275
ResMed	330	52,665
Revvity	290	33,939
Royalty Pharma, Cl A	858	25,586
Seagen *	314	64,706
STERIS PLC	240	55,102
Stryker	723	205,007
Teleflex	89	18,934
Thermo Fisher Scientific	913	508,632
UnitedHealth Group	2,167	1,032,749
Veeva Systems, Cl A *	319	66,575
Vertex Pharmaceuticals *	598	208,307
Viatris, Cl W	2,735	29,401
Waters *	114	32,011
West Pharmaceutical Services	190	77,311
Zimmer Biomet Holdings	502	59,798
Zoetis, Cl A	1,104	210,323
		11,907,444
Industrials — 8.6%
3M	1,272	135,684

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AMETEK	540	$86,135
Automatic Data Processing	956	243,407
Axon Enterprise *	193	41,092
Boeing *	1,306	292,583
Broadridge Financial Solutions	272	50,649
Builders FirstSource *	295	42,787
Carlisle	98	25,776
Carrier Global	1,962	112,717
Caterpillar	1,212	340,730
Cintas	215	108,397
Copart *	2,218	99,433
CSX	4,869	147,044
Cummins	321	73,843
Deere	634	260,536
Delta Air Lines	1,476	63,291
Dover	318	47,159
Eaton	919	211,710
Emerson Electric	1,344	132,048
Equifax	284	58,703
Expeditors International of Washington	353	41,199
Fastenal	1,304	75,084
FedEx	550	143,561
Ferguson	518	83,688
Fortive	818	64,499
General Dynamics	566	128,278
General Electric	2,506	286,837
HEICO	79	13,328
HEICO, Cl A	188	25,461
Honeywell International	1,556	292,435
Howmet Aerospace	949	46,947
Hubbell, Cl B	123	40,104
IDEX	192	43,469
Illinois Tool Works	706	174,629
Ingersoll Rand	927	64,528
Jacobs Solutions	288	38,828
JB Hunt Transport Services	205	38,515
Johnson Controls International	1,574	92,960
L3Harris Technologies	418	74,442
Lennox International	71	26,754

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	610	$273,494
Nordson	112	27,344
Norfolk Southern	547	112,140
Northrop Grumman	353	152,881
Old Dominion Freight Line	242	103,424
Otis Worldwide	955	81,700
PACCAR	1,241	102,122
Parker-Hannifin	297	123,819
Paychex	771	94,239
Paycom Software	98	28,894
Quanta Services	321	67,368
Republic Services, Cl A	495	71,344
Rockwell Automation	271	84,574
Rollins	584	23,109
RTX	3,412	293,569
Southwest Airlines	1,380	43,608
SS&C Technologies Holdings	515	29,571
Stanley Black & Decker	338	31,900
Trane Technologies	543	111,456
TransDigm Group *	119	107,558
TransUnion	461	37,442
Uber Technologies *	4,461	210,693
Union Pacific	1,443	318,283
United Airlines Holdings *	768	38,254
United Parcel Service, Cl B	1,719	291,199
United Rentals	181	86,254
Verisk Analytics, Cl A	349	84,535
Waste Management	946	148,314
Westinghouse Air Brake Technologies	384	43,208
WW Grainger	88	62,844
Xylem	560	57,982
		7,712,392
Information Technology — 28.5%
Accenture, Cl A	1,547	500,872
Adobe *	1,083	605,765
Advanced Micro Devices *	3,725	393,807
Akamai Technologies *	343	36,046
Amdocs	313	27,920

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amphenol, Cl A	1,395	$123,290
Analog Devices	1,187	215,773
ANSYS *	216	68,876
Apple	34,738	6,526,228
Applied Materials	1,982	302,770
Arista Networks *	555	108,353
Aspen Technology *	54	10,476
Atlassian, Cl A *	333	67,952
Autodesk *	516	114,521
Bentley Systems, Cl B	502	25,055
Broadcom	947	873,977
Cadence Design Systems *	627	150,756
CDW	310	65,456
Cisco Systems	9,654	553,657
Cloudflare, Cl A *	604	39,278
Cognizant Technology Solutions, Cl A	1,190	85,216
Corning	2,072	68,003
Crowdstrike Holdings, Cl A *	511	83,308
Datadog, Cl A *	657	63,387
Dell Technologies, Cl C	535	30,088
Enphase Energy *	306	38,718
EPAM Systems *	107	27,712
Fair Isaac *	52	47,039
First Solar *	243	45,956
Fortinet *	1,528	92,001
Gartner *	196	68,537
GLOBALFOUNDRIES *	184	10,166
Hewlett Packard Enterprise	2,945	50,036
HP	2,287	67,947
HubSpot *	111	60,664
Intel	9,635	338,574
International Business Machines	2,108	309,518
Intuit	632	342,424
Jabil	329	37,644
Keysight Technologies *	393	52,387
KLA	324	162,606
Lam Research	314	220,554
Marvell Technology	1,990	115,917
Microchip Technology	1,244	101,809

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Micron Technology	2,561	$179,116
Microsoft	17,197	5,636,489
MongoDB, Cl A *	175	66,727
Monolithic Power Systems	108	56,291
Motorola Solutions	373	105,772
NetApp	507	38,887
NVIDIA	5,565	2,746,606
Okta, Cl A *	332	27,725
ON Semiconductor *	982	96,688
Oracle	3,606	434,126
Palantir Technologies, Cl A *	3,961	59,336
Palo Alto Networks *	676	164,471
QUALCOMM	2,628	300,985
Roper Technologies	254	126,761
Salesforce *	2,204	488,098
Seagate Technology Holdings	461	32,634
ServiceNow *	491	289,116
Skyworks Solutions	356	38,711
Snowflake, Cl A *	627	98,345
SolarEdge Technologies *	107	17,395
Splunk *	360	43,654
Synopsys *	344	157,858
TE Connectivity	714	94,526
Teledyne Technologies *	90	37,647
Teradyne	347	37,431
Texas Instruments	2,116	355,615
Trimble *	564	30,902
Tyler Technologies *	79	31,476
VeriSign *	225	46,753
VMware, Cl A *	536	90,466
Western Digital *	697	31,365
Workday, Cl A *	485	118,582
Zebra Technologies, Cl A *	99	27,226
Zoom Video Communications, Cl A *	508	36,083
Zscaler *	210	32,770
		25,507,672
Materials — 2.3%
Air Products & Chemicals	528	156,019

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Albemarle	275	$54,645
Amcor	3,428	33,389
Avery Dennison	218	41,067
Ball	696	37,897
Celanese, Cl A	234	29,568
CF Industries Holdings	470	36,223
Corteva	1,668	84,251
Dow	1,656	90,351
DuPont de Nemours	1,030	79,197
Ecolab	588	108,080
FMC	288	24,834
Freeport-McMoRan	3,308	132,022
International Flavors & Fragrances	589	41,495
Linde	1,154	446,644
LyondellBasell Industries, Cl A	595	58,768
Martin Marietta Materials	145	64,729
Mosaic	795	30,886
Newmont	1,833	72,257
Nucor	593	102,055
PPG Industries	552	78,252
Sherwin-Williams	560	152,163
Steel Dynamics	367	39,119
Vulcan Materials	299	65,257
		2,059,168
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	362	42,115
American Tower ‡	1,102	199,815
AvalonBay Communities ‡	313	57,536
Camden Property Trust ‡	248	26,690
CBRE Group, Cl A *	682	58,004
CoStar Group *	925	75,841
Crown Castle ‡	987	99,193
Digital Realty Trust ‡	653	86,013
Equinix ‡	228	178,155
Equity Residential ‡	852	55,235
Essex Property Trust ‡	166	39,573
Extra Space Storage ‡	491	63,182
Healthpeak Properties ‡	1,212	24,943

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Invitation Homes ‡	1,369	$46,669
Mid-America Apartment Communities ‡	269	39,067
ProLogis ‡	2,142	266,036
Public Storage ‡	361	99,773
Realty Income ‡	1,578	88,431
SBA Communications, Cl A ‡	255	57,255
Simon Property Group ‡	775	87,955
Sun Communities ‡	282	34,522
UDR ‡	762	30,404
Ventas ‡	910	39,749
VICI Properties, Cl A ‡	2,252	69,452
Welltower ‡	1,158	95,975
Weyerhaeuser ‡	1,706	55,871
WP Carey ‡	490	31,874
		2,049,328
Utilities — 2.3%
AES	1,496	26,823
Alliant Energy	575	28,848
Ameren	593	47,007
American Electric Power	1,194	93,610
American Water Works	495	68,676
Atmos Energy	318	36,872
Avangrid	168	5,796
CenterPoint Energy	1,449	40,413
CMS Energy	653	36,692
Consolidated Edison	833	74,104
Constellation Energy	777	80,932
Dominion Energy	1,959	95,090
DTE Energy	490	50,656
Duke Energy	1,793	159,219
Edison International	884	60,863
Entergy	487	46,387
Evergy	529	29,079
Eversource Energy	813	51,886
Exelon	2,301	92,316
FirstEnergy	1,241	44,763
NextEra Energy	4,776	319,037
PG&E *	5,491	89,503

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	1,668	$41,567
Public Service Enterprise Group	1,160	70,853
Sempra	1,420	99,712
Southern	2,499	169,257
WEC Energy Group	709	59,641
Xcel Energy	1,256	71,755
		2,091,357
TOTAL UNITED STATES		89,279,232
TOTAL COMMON STOCK
(Cost $81,154,001)		89,546,712
TOTAL INVESTMENTS — 99.9%
(Cost $81,154,001)		$89,546,712

Percentages are based on Net Assets of $89,660,644.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2023 (Unaudited)

Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 103.8%
U.S. Cash Management Bill
5.338%, 10/19/23(A)	$3,847,500	$3,820,388
U.S. Treasury Bills
10.781%, 09/12/23(A)	2,010,000	2,006,766
5.375%, 09/05/23(A)	1,950,000	1,948,866
5.348%, 11/14/23(A)	1,000,000	989,157
5.329%, 11/02/23(A)	175,000	173,409
5.325%, 10/24/23(A)	1,865,000	1,850,523
5.320%, 10/10/23(A)	1,967,000	1,955,724
5.317%, 10/05/23(A)	2,185,000	2,174,085
5.311%, 10/17/23(A)	2,358,000	2,342,088
5.306%, 09/21/23(A)	2,687,500	2,679,619
5.301%, 09/26/23(A)	1,380,000	1,374,938
5.300%, 10/03/23(A)	1,550,000	1,542,702
5.271%, 09/28/23(A)	4,338,000	4,320,789
5.250%, 10/12/23(A)	4,085,000	4,060,354
5.246%, 10/26/23(A)	3,935,000	3,903,175
5.157%, 11/09/23(A)	1,635,000	1,618,433
5.149%, 11/16/23(A)	1,901,000	1,879,790
5.107%, 11/07/23(A)	1,334,000	1,320,875
4.661%, 11/21/23(A)	1,150,000	1,136,334
4.154%, 11/24/23(A)	5,200,000	5,135,509
3.561%, 11/30/23(A)	4,200,000	4,144,193
1.821%, 10/31/23(A)	2,990,000	2,963,692
0.000%, 12/12/23(B)	1,000,000	984,962
0.000%, 11/28/23(B)	150,000	148,056
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,476,204)		54,474,427
TOTAL INVESTMENTS — 103.8%
(Cost $54,476,204)		$54,474,427

Percentages are based on Net Assets of $52,504,483.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

Schedules of Investments	August 31, 2023 (Unaudited)

Global X 1-3 Month T-Bill ETF

As of August 31, 2023, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2023 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES — 99.7%
Communication Services — 2.6%
Fox, Cl A	900	$29,754
Live Nation Entertainment *	244	20,625
Nexstar Media Group, Cl A	120	19,536
		69,915
Consumer Discretionary — 13.7%
Best Buy	390	29,815
Booking Holdings *	19	58,995
Boyd Gaming	180	12,037
Capri Holdings *	240	12,598
Carter's	60	4,294
Crocs *	94	9,150
eBay	700	31,346
Expedia Group *	434	47,041
H&R Block	420	16,792
Lennar, Cl A	420	50,018
Nordstrom	470	7,623
NVR *	5	31,887
Steven Madden	120	4,140
Thor Industries	100	10,482
Toll Brothers	275	22,531
Williams-Sonoma	145	20,474
		369,223
Consumer Staples — 3.8%
Altria Group	1,140	50,411
Kroger	1,090	50,565
Olaplex Holdings *	990	2,683
		103,659
Energy — 26.4%
Antero Resources *	390	10,791
APA	350	15,344
Cheniere Energy	320	52,224
Chesapeake Energy	130	11,467

Schedules of Investments	August 31, 2023 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Chevron	361	$58,160
Chord Energy	50	8,075
ConocoPhillips	460	54,754
Coterra Energy	730	20,579
Devon Energy	270	13,794
Diamondback Energy	170	25,803
EOG Resources	344	44,245
EQT	310	13,398
Exxon Mobil	460	51,147
HF Sinclair	330	18,180
Marathon Oil	750	19,762
Marathon Petroleum	430	61,391
Matador Resources	90	5,715
Murphy Oil	110	4,994
Occidental Petroleum	830	52,116
Ovintiv	280	13,149
Phillips 66	444	50,687
Pioneer Natural Resources	162	38,545
Range Resources	240	7,771
Southwestern Energy *	920	6,238
Valero Energy	423	54,948
		713,277
Health Care — 14.5%
AbbVie	364	53,493
Bristol-Myers Squibb	760	46,854
Cardinal Health	550	48,032
CVS Health	747	48,682
Gilead Sciences	640	48,947
McKesson	124	51,128
Pfizer	1,260	44,579
United Therapeutics *	50	11,218
Viatris, Cl W	3,620	38,915
		391,848
Industrials — 8.7%
Acuity Brands	40	6,451

Schedules of Investments	August 31, 2023 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Allison Transmission Holdings	150	$9,067
Builders FirstSource *	415	60,192
Carlisle	60	15,781
CH Robinson Worldwide	300	27,129
Concentrix	100	7,983
Expeditors International of Washington	294	34,313
Landstar System	55	10,440
ManpowerGroup	90	7,098
MSC Industrial Direct, Cl A	90	9,185
Owens Corning	123	17,701
Robert Half	140	10,354
Textron	250	19,428
		235,122
Information Technology — 10.5%
AppLovin, Cl A *	490	21,178
Cirrus Logic *	60	4,922
Cisco Systems	970	55,629
Cognizant Technology Solutions, Cl A	660	47,263
Dropbox, Cl A *	540	15,007
DXC Technology *	660	13,688
Skyworks Solutions	180	19,573
Synaptics *	60	5,252
TD SYNNEX	170	17,298
Teradata *	110	5,090
VMware, Cl A *	358	60,423
Zoom Video Communications, Cl A *	250	17,758
		283,081
Materials — 16.2%
CF Industries Holdings	660	50,866
Cleveland-Cliffs *	930	14,220
Dow	950	51,832
Huntsman	270	7,525
LyondellBasell Industries, Cl A	550	54,323
Mosaic	1,020	39,627
Nucor	333	57,309

Schedules of Investments	August 31, 2023 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Olin	400	$23,208
Reliance Steel & Aluminum	107	30,491
Steel Dynamics	490	52,229
United States Steel	510	15,856
Westlake	293	38,377
		435,863
Real Estate — 3.3%
CBRE Group, Cl A *	400	34,020
EPR Properties ‡	150	6,717
Kilroy Realty ‡	310	11,455
Vornado Realty Trust ‡	770	18,495
Zillow Group, Cl C *	370	19,299
		89,986
TOTAL UNITED STATES		2,691,974
TOTAL COMMON STOCK
(Cost $2,555,664)		2,691,974
TOTAL INVESTMENTS — 99.7%
(Cost $2,555,664)		$2,691,974

Percentages are based on Net Assets of $2,699,446.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

ETF — Exchange-Traded Fund

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

ICE — Intercontinental Exchange

LIBOR — London Interbank-Offered Rate

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term SOFR Rate 3 Month Rate

US0003M — ICE LIBOR USD 3 Month Rate

USD — U.S. Dollar

GLX-QH-005-2300

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.8%
SINGAPORE — 1.2%
Communication Services — 1.2%
Sea ADR *	34,478	$1,297,407
UNITED STATES — 98.6%
Communication Services — 22.8%
Activision Blizzard	33,842	3,113,126
Alphabet, Cl A *	26,957	3,670,735
Angi, Cl A *	133,856	329,286
Cargurus, Cl A *	15,916	288,239
Cars.com *	14,465	270,351
iHeartMedia, Cl A *	73,666	265,934
Match Group *	23,122	1,083,728
Meta Platforms, Cl A *	13,136	3,886,811
Netflix *	8,362	3,626,432
Snap, Cl A *	109,958	1,138,065
Spotify Technology *	16,021	2,466,753
TripAdvisor *	15,625	236,094
Vimeo *	79,949	318,197
Walt Disney *	28,712	2,402,620
Yelp, Cl A *	9,364	401,247
ZipRecruiter, Cl A *	16,619	252,443
		23,750,061
Consumer Discretionary — 42.1%
2U *	52,698	167,053
Airbnb, Cl A *	25,419	3,343,869
Amazon.com *	28,283	3,903,337
AutoNation *	3,878	609,195
Booking Holdings *	1,100	3,415,533
Capri Holdings *	10,395	545,634
CarMax *	13,092	1,069,355
Carter’s	3,951	282,773
Carvana, Cl A *	30,700	1,545,745
Chegg *	16,004	163,401
Children’s Place *	9,198	243,839
Chipotle Mexican Grill, Cl A *	1,681	3,238,682
Columbia Sportswear	5,138	376,821
Coursera *	25,586	444,940

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Designer Brands, Cl A (A)	32,835	$345,096
Dick’s Sporting Goods	5,135	597,406
eBay	44,506	1,992,979
Etsy *	10,326	759,684
Expedia Group *	12,246	1,327,344
GoPro, Cl A *	60,344	219,350
Graham Holdings, Cl B	488	286,129
Home Depot	9,907	3,272,282
Laureate Education, Cl A	24,197	337,064
Life Time Group Holdings *	16,608	285,658
Lowe’s	14,378	3,313,841
Lululemon Athletica *	7,942	3,027,967
NIKE, Cl B	22,900	2,329,159
Peloton Interactive, Cl A *	28,437	181,428
Perdoceo Education	21,132	350,157
Planet Fitness, Cl A *	7,015	426,512
Skechers USA, Cl A *	11,128	559,850
Starbucks	27,060	2,636,726
Strategic Education	3,051	236,452
Stride *	7,462	317,060
Under Armour, Cl A *	31,531	240,897
VF	32,168	635,640
Victoria’s Secret *	8,817	169,110
Wayfair, Cl A *	8,206	567,117
		43,765,085
Consumer Staples — 3.6%
Costco Wholesale	5,816	3,194,612
Medifast	2,929	247,032
Sprouts Farmers Market *	8,501	346,756
		3,788,400
Financials — 8.8%
Avantax *	10,537	220,434
Block, Cl A *	44,846	2,585,372
Fiserv *	25,027	3,038,028
LendingClub *	39,877	277,544
Nelnet, Cl A	3,174	291,532
PayPal Holdings *	38,348	2,397,133

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SLM	20,919	$297,887
		9,107,930
Health Care — 0.6%
Accolade *	19,395	261,638
American Well, Cl A *	131,442	186,648
Hims & Hers Health *	28,666	192,349
		640,635
Industrials — 5.2%
Avis Budget Group *	3,243	692,024
Lyft, Cl A *	30,473	358,972
Uber Technologies *	92,109	4,350,308
		5,401,304
Information Technology — 6.9%
Apple	17,491	3,286,034
Intuit	6,557	3,552,648
PowerSchool Holdings, Cl A *	14,374	317,953
		7,156,635
Real Estate — 8.6%
AvalonBay Communities ‡	11,599	2,132,128
Camden Property Trust ‡	8,841	951,468
Centerspace ‡	5,223	338,137
Equity Residential ‡	31,389	2,034,949
Independence Realty Trust ‡	18,508	311,490
Invitation Homes ‡	50,679	1,727,647
UDR ‡	27,276	1,088,312
Zillow Group, Cl A *	6,406	326,194
		8,910,325
TOTAL UNITED STATES		102,520,375
TOTAL COMMON STOCK
(Cost $141,085,772)		103,817,782

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270%
(Cost $10,140)	10,140	$10,140

	Face Amount
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
5.210%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $178,931 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,569 - $22,405, 0.500% - 2.875%, 8/15/2026 - 5/15/2028, with a total market value of $182,518)
(Cost $178,905)	$178,905	178,905
TOTAL INVESTMENTS — 100.0%
(Cost $141,274,817)		$104,006,827

Percentages are based on Net Assets of $103,981,207.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2023.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Millennial Consumer ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,817,782	$—	$—	$103,817,782
Short-Term Investment	10,140	—	—	10,140
Repurchase Agreement	—	178,905	—	178,905
Total Investments in Securities	$103,827,922	$178,905	$—	$104,006,827

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.8%
Health Care — 0.8%
Cochlear	2,536	$445,907
BELGIUM — 1.5%
Health Care — 1.2%
UCB	7,529	676,610
Real Estate — 0.3%
Aedifica ‡	2,412	161,784
TOTAL BELGIUM		838,394
CANADA — 0.7%
Health Care — 0.7%
Chartwell Retirement Residences	25,903	196,625
Sienna Senior Living	20,339	176,488
TOTAL CANADA		373,113
CHINA — 3.6%
Health Care — 3.6%
AK Medical Holdings	123,589	99,606
BeiGene ADR *	4,053	841,200
Beijing Chunlizhengda Medical Instruments, Cl H	61,566	104,105
Hansoh Pharmaceutical Group	231,443	301,045
Lifetech Scientific *	408,192	127,011
Luye Pharma Group *	321,124	117,938
Microport Scientific *	72,402	123,905
SciClone Pharmaceuticals Holdings	113,700	137,163
Venus MedTech Hangzhou, Cl H *	104,940	74,807
TOTAL CHINA		1,926,780
DENMARK — 6.2%
Consumer Discretionary — 0.3%
GN Store Nord *	7,130	146,816
Health Care — 5.9%
Demant *	8,876	364,116

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Genmab *	2,554	$981,886
Novo Nordisk, Cl B	10,088	1,871,590
		3,217,592
TOTAL DENMARK		3,364,408
FRANCE — 0.3%
Health Care — 0.3%
Clariane	21,257	144,196
GERMANY — 1.0%
Health Care — 1.0%
Fresenius Medical Care & KGaA	11,330	547,833
IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	117,650	123,533
ITALY — 0.5%
Health Care — 0.5%
Amplifon	8,703	283,752
JAPAN — 7.9%
Health Care — 7.9%
Astellas Pharma	69,830	1,062,187
Chugai Pharmaceutical	66,826	2,045,839
Nipro	21,638	179,543
SUNWELS	6,611	131,144
Terumo	28,854	874,628
TOTAL JAPAN		4,293,341
NEW ZEALAND — 0.4%
Health Care — 0.4%
Ryman Healthcare	48,902	193,348

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.4%
Health Care — 1.4%
Celltrion	5,686	$619,027
Dentium	1,441	134,642
TOTAL SOUTH KOREA		753,669
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	3,568	138,250
SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	20,114	143,977
SWITZERLAND — 6.5%
Health Care — 6.5%
Alcon	23,239	1,944,893
Sonova Holding	2,370	627,081
Straumann Holding	6,179	937,431
TOTAL SWITZERLAND		3,509,405
UNITED KINGDOM — 3.6%
Health Care — 3.6%
AstraZeneca ADR	22,331	1,514,488
Smith & Nephew	33,887	459,459
TOTAL UNITED KINGDOM		1,973,947
UNITED STATES — 64.5%
Health Care — 58.4%
AbbVie	10,263	1,508,250
ACADIA Pharmaceuticals *	8,932	241,343
agilon health *	16,019	283,857
Agios Pharmaceuticals *	7,391	202,735
Alector *	25,188	137,275
Alphatec Holdings *	10,500	171,675
Amedisys *	2,103	197,156
Amgen	6,642	1,702,610
AngioDynamics *	17,612	141,424

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *	5,763	$1,540,796
Blueprint Medicines *	3,535	176,255
Boston Scientific *	32,428	1,749,166
Bristol-Myers Squibb	23,618	1,456,050
Brookdale Senior Living *	39,868	169,439
Cano Health *	117,546	36,357
DaVita *	3,493	357,753
Deciphera Pharmaceuticals *	11,083	155,605
Denali Therapeutics *	6,713	155,003
Dexcom *	14,359	1,449,972
Edwards Lifesciences *	19,722	1,508,141
Eli Lilly	4,454	2,468,407
Embecta	5,774	105,837
Ensign Group	2,149	215,373
Exact Sciences *	6,911	578,243
Exelixis *	12,492	279,696
FibroGen *	8,433	8,096
Glaukos *	3,375	253,598
Halozyme Therapeutics *	5,206	221,567
Incyte *	8,644	557,797
Insulet *	2,710	519,534
Integer Holdings *	2,115	180,431
Johnson & Johnson	10,053	1,625,369
LivaNova *	3,852	213,979
MannKind *	39,806	183,506
Medtronic	20,467	1,668,061
Merit Medical Systems *	2,223	145,117
National HealthCare	2,843	187,496
Neurocrine Biosciences *	3,743	407,575
Novocure *	4,072	89,828
Regeneron Pharmaceuticals *	2,011	1,662,071
Roche Holding	4,137	1,293,676
Seagen *	8,097	1,668,549
Sight Sciences *	17,910	117,490
Silk Road Medical *	4,040	78,053
Stryker	5,726	1,623,607
Teleflex	1,815	386,123
Theravance Biopharma *	13,930	132,614
United Therapeutics *	1,792	402,053

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	8,152	$971,066
		31,585,674
Real Estate — 6.1%
LTC Properties ‡	4,740	155,756
National Health Investors ‡	3,286	168,013
Omega Healthcare Investors ‡	9,033	287,430
Sabra Health Care REIT ‡	14,067	176,260
Ventas ‡	15,504	677,215
Welltower ‡	22,418	1,858,004
		3,322,678
TOTAL UNITED STATES		34,908,352
TOTAL COMMON STOCK
(Cost $59,783,997)		53,962,205

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Radius Health*#(A)	19,104	—
TOTAL RIGHTS
(Cost $—)		—
TOTAL INVESTMENTS — 99.7%
(Cost $59,783,997)		$53,962,205

Percentages are based on Net Assets of $54,118,156.

*	Non-income producing security.

‡	Real Estate Investment Trust

#	Expiration date not available.

(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Aging Population ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$53,962,205	$—	$—		$53,962,205
Rights	—	—	—	^	—
Total Investments in Securities	$53,962,205	$—	$—		$53,962,205

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.5%
CANADA — 2.5%
Consumer Discretionary — 2.5%
Gildan Activewear	12,003	$357,531
CHINA — 8.1%
Consumer Discretionary — 8.1%
ANTA Sports Products	31,944	359,901
Li Ning	59,214	279,769
Topsports International Holdings	415,070	337,698
Xtep International Holdings	176,301	174,688
TOTAL CHINA		1,152,056
FRANCE — 2.8%
Consumer Staples — 2.8%
Danone	6,926	404,648
GERMANY — 7.1%
Consumer Discretionary — 7.1%
adidas	2,509	502,203
Puma	7,439	500,584
TOTAL GERMANY		1,002,787
IRELAND — 2.1%
Consumer Staples — 2.1%
Glanbia	18,065	300,770
ITALY — 0.8%
Consumer Discretionary — 0.8%
Technogym	13,351	114,403
JAPAN — 14.4%
Consumer Discretionary — 10.9%
ABC-Mart	16,566	301,598
Asics	12,644	461,258
Descente	5,105	129,917
Goldwin	3,113	222,701
Shimano	2,506	368,365

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yonex	6,158	$59,556
		1,543,395
Consumer Staples — 2.8%
Ariake Japan	2,169	79,111
Yakult Honsha	6,081	318,868
		397,979
Health Care — 0.7%
Tsumura	5,100	96,283
TOTAL JAPAN		2,037,657
NETHERLANDS — 0.9%
Consumer Discretionary — 0.9%
Basic-Fit *	4,368	133,501
SOUTH KOREA — 1.7%
Consumer Discretionary — 1.7%
Fila Holdings	4,051	116,159
Youngone	2,958	120,177
TOTAL SOUTH KOREA		236,336
SWITZERLAND — 3.1%
Consumer Discretionary — 3.1%
On Holding, Cl A *	15,068	434,410
TAIWAN — 6.7%
Consumer Discretionary — 6.4%
Feng TAY Enterprise	66,059	348,480
Fulgent Sun International Holding	12,965	52,517
Giant Manufacturing	25,746	158,454
Johnson Health Tech	20,300	49,019
Merida Industry	19,860	120,358
Pou Chen	195,586	175,648
		904,476

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.3%
Grape King Bio	10,200	$49,324
TOTAL TAIWAN		953,800
UNITED KINGDOM — 5.1%
Consumer Discretionary — 5.1%
Frasers Group *	31,385	320,742
JD Sports Fashion	216,659	398,770
TOTAL UNITED KINGDOM		719,512
UNITED STATES — 44.2%
Consumer Discretionary — 22.3%
Columbia Sportswear	4,162	305,241
Dick’s Sporting Goods	3,269	380,316
Foot Locker	6,216	121,958
Hibbett	849	39,317
Lululemon Athletica *	1,239	472,381
NIKE, Cl B	3,563	362,393
Peloton Interactive, Cl A *	21,737	138,682
Planet Fitness, Cl A *	5,678	345,222
Shoe Carnival	1,778	41,125
Skechers USA, Cl A *	8,998	452,689
Under Armour, Cl A *	12,533	95,752
VF	20,656	408,163
		3,163,239
Consumer Staples — 17.4%
BellRing Brands *	8,938	370,927
Calavo Growers	1,510	49,770
Cal-Maine Foods	2,936	140,311
Celsius Holdings *	5,136	1,006,861
Hain Celestial Group *	5,884	62,312
Herbalife *	6,504	97,690
Medifast	728	61,399
Nu Skin Enterprises, Cl A	3,274	78,216
Simply Good Foods *	6,661	240,329
Sprouts Farmers Market *	6,857	279,697
USANA Health Sciences *	1,285	82,613
		2,470,125

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.1%
Dexcom *	3,873	$391,095
Prestige Consumer Healthcare *	3,302	192,606
		583,701
Industrials — 0.4%
Healthcare Services Group *	4,927	56,907
TOTAL UNITED STATES		6,273,972
TOTAL COMMON STOCK
(Cost $19,207,942)		14,121,383
TOTAL INVESTMENTS — 99.5%
(Cost $19,207,942)		$14,121,383

Percentages are based on Net Assets of $14,185,985.

*	Non-income producing security.

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.5%
CANADA — 1.9%
Industrials — 1.9%
ATS *	960,158	$43,020,642
CHINA — 1.0%
Health Care — 1.0%
Shanghai MicroPort MedBot Group * (A)	10,041,900	23,869,802
FINLAND — 1.2%
Industrials — 1.2%
Cargotec, Cl B	578,300	27,227,852
ISRAEL — 0.5%
Consumer Discretionary — 0.5%
Maytronics	1,155,520	12,521,708
JAPAN — 28.4%
Health Care — 0.1%
CYBERDYNE * (A)	1,398,825	2,786,408
Industrials — 17.4%
Daifuku	3,979,573	73,626,953
FANUC	4,800,475	136,939,744
Hirata	109,216	5,858,962
Shibaura Machine	276,779	8,022,855
SMC	181,725	88,125,734
Yaskawa Electric (A)	2,310,251	90,785,081
		403,359,329
Information Technology — 10.9%
ExaWizards * (A)	837,195	2,311,724
Keyence	385,274	160,159,237
Omron	1,725,295	83,405,750
PKSHA Technology * (A)	326,901	5,647,258
		251,523,969
TOTAL JAPAN		657,669,706

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 2.7%
Industrials — 2.7%
AutoStore Holdings * (A)	35,884,580	$61,499,170
SOUTH KOREA — 1.1%
Industrials — 1.1%
Hyulim ROBOT *	1,670,374	2,201,469
Rainbow Robotics *	198,028	22,698,121
TOTAL SOUTH KOREA		24,899,590
SWITZERLAND — 10.5%
Health Care — 2.3%
Tecan Group	133,757	53,457,369
Industrials — 8.2%
ABB	4,967,801	189,487,932
TOTAL SWITZERLAND		242,945,301
UNITED KINGDOM — 1.5%
Information Technology — 1.5%
Renishaw	761,937	35,124,584
UNITED STATES — 50.7%
Consumer Discretionary — 0.5%
iRobot *	286,972	11,160,341
Energy — 0.7%
Helix Energy Solutions Group *	1,590,840	16,131,118
Financials — 1.2%
Upstart Holdings * (A)	853,601	27,460,344
Health Care — 11.6%
Intuitive Surgical *	725,539	226,861,534
Omnicell *	467,728	26,595,014
PROCEPT BioRobotics *	468,308	15,973,986
		269,430,534

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.0%
AeroVironment *	264,583	$25,672,488
John Bean Technologies	334,589	36,774,677
Symbotic, Cl A * (A)	630,953	26,367,526
TuSimple Holdings, Cl A * (A)	2,054,954	2,568,693
		91,383,384
Information Technology — 32.7%
Appian, Cl A *	430,662	20,973,240
C3.ai, Cl A * (A)	1,119,898	34,739,236
Cerence *	422,029	11,014,957
Cognex	1,809,829	85,206,749
Dynatrace *	2,211,532	106,595,843
FARO Technologies *	186,534	2,958,429
NVIDIA	712,464	351,636,607
Pegasystems	864,383	42,925,260
PROS Holdings *	481,490	17,266,231
SoundHound AI, Cl A * (A)	1,684,056	4,243,821
UiPath, Cl A *	4,933,156	77,993,196
		755,553,569
TOTAL UNITED STATES		1,171,119,290
TOTAL COMMON STOCK
(Cost $2,290,137,355)		2,299,897,645

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270%
(Cost $5,250,095)	5,250,095	5,250,095

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENT (B) — 4.0%
BNP Paribas
5.210%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $92,639,307 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,847,739 - $11,599,697, 0.500% - 2.875%, 8/15/2026 - 5/15/2028, with a total market value of $94,496,837)
(Cost $92,625,902)	$92,625,902	$92,625,902
TOTAL INVESTMENTS — 103.7%
(Cost $2,388,013,352)		$2,397,773,642

Percentages are based on Net Assets of $2,312,420,438.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2023.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,299,897,645	$—	$—	$2,299,897,645
Short-Term Investment	5,250,095	—	—	5,250,095
Repurchase Agreement	—	92,625,902	—	92,625,902
Total Investments in Securities	$2,305,147,740	$92,625,902	$—	$2,397,773,642

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.8%
Financials — 0.6%
HUB24	93,861	$1,962,276
Zip * (A)	878,557	176,390
		2,138,666
Information Technology — 0.2%
IRESS	215,919	894,978
TOTAL AUSTRALIA		3,033,644
BRAZIL — 1.7%
Financials — 1.7%
Pagseguro Digital, Cl A *	234,562	2,106,366
StoneCo, Cl A *	331,388	4,062,817
TOTAL BRAZIL		6,169,183
CANADA — 0.5%
Financials — 0.4%
Nuvei	76,735	1,383,323
Information Technology — 0.1%
Hut 8 Mining *	223,481	545,095
TOTAL CANADA		1,928,418
CHINA — 1.3%
Financials — 1.2%
Lufax Holding ADR	2,691,434	3,256,635
Yeahka *	526,014	1,046,427
		4,303,062
Information Technology — 0.1%
Linklogis, Cl B	2,359,900	532,665
TOTAL CHINA		4,835,727
DENMARK — 1.4%
Information Technology — 1.4%
SimCorp	47,831	5,095,184

Schedule of Investments	August 31, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.4%
Financials — 0.4%
Hypoport * (A)	8,068	$1,506,139
ISRAEL — 0.5%
Information Technology — 0.5%
Sapiens International	64,602	1,930,954
ITALY — 3.0%
Financials — 3.0%
Nexi *	1,549,825	11,155,726
JAPAN — 0.1%
Financials — 0.1%
WealthNavi * (A)	60,245	504,852
NETHERLANDS — 3.4%
Financials — 3.4%
Adyen *	14,859	12,458,298
NEW ZEALAND — 3.9%
Information Technology — 3.9%
Xero *	177,435	14,376,000
SOUTH KOREA — 1.5%
Financials — 1.5%
Kakaopay *	158,315	5,419,901
SWITZERLAND — 2.2%
Financials — 0.3%
Leonteq	22,214	1,004,754
Information Technology — 1.9%
Temenos	88,533	7,042,546
TOTAL SWITZERLAND		8,047,300

Schedule of Investments	August 31, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 2.7%
Financials — 2.7%
Wise, Cl A *	1,209,875	$9,814,894
UNITED STATES — 75.4%
Financials — 46.1%
Affirm Holdings, Cl A * (A)	276,262	5,749,012
Avantax *	56,299	1,177,775
Bakkt Holdings *	85,709	118,279
Block, Cl A *	272,767	15,725,018
Coinbase Global, Cl A * (A)	210,369	16,745,372
Fidelity National Information Services	333,150	18,609,759
Fiserv *	181,836	22,073,072
Flywire *	123,234	4,261,432
Galaxy Digital Holdings *	118,777	455,636
Global Payments	144,158	18,263,377
I3 Verticals, Cl A *	26,930	636,895
Jack Henry & Associates	85,780	13,448,588
Lemonade * (A)	80,954	1,113,927
LendingClub *	124,639	867,488
LendingTree *	14,743	278,790
Open Lending, Cl A *	147,584	1,217,568
Paymentus Holdings, Cl A *	21,926	330,206
Payoneer Global *	411,744	2,548,695
PayPal Holdings *	287,259	17,956,560
Paysafe *	71,830	940,973
Shift4 Payments, Cl A *	62,380	3,542,560
SoFi Technologies *	1,088,965	9,430,437
Toast, Cl A *	414,101	9,180,619
Upstart Holdings * (A)	96,037	3,089,510
Virtu Financial, Cl A	117,076	2,194,004
		169,955,552
Health Care — 1.8%
HealthEquity *	99,994	6,754,595
Industrials — 4.2%
SS&C Technologies Holdings	269,736	15,488,241

Schedule of Investments	August 31, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 23.3%
ACI Worldwide *	132,272	$3,211,564
BILL Holdings *	125,368	14,454,930
Black Knight *	183,206	13,879,687
Blend Labs, Cl A *	252,833	293,286
Envestnet *	65,271	3,565,755
Guidewire Software *	96,744	8,361,584
Intuit	53,210	28,829,710
Marathon Digital Holdings * (A)	136,072	1,710,425
MeridianLink *	94,988	1,682,237
Mitek Systems *	51,697	577,456
nCino * (A)	130,709	4,296,405
Pagaya Technologies, Cl A *	587,727	1,334,140
Riot Platforms *	197,206	2,238,288
Vertex, Cl A *	56,952	1,275,155
		85,710,622
TOTAL UNITED STATES		277,909,010
URUGUAY — 1.1%
Financials — 1.1%
Dlocal, Cl A *	190,364	4,081,404
TOTAL COMMON STOCK
(Cost $581,030,774)		368,266,634

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.4%
Citigroup Global Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $316,751 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $28 - $72,951, 0.000% - 7.090%, 09/14/23 - 05/20/72, with a total market value of $323,038)	$316,704	316,704

Schedule of Investments	August 31, 2023 (Unaudited)

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,240,602 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $137 - $186,063, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $1,265,227)	$1,240,419	$1,240,419
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,240,602 (collateralized by various U.S. Government Obligations, ranging in par value $98 - $109,180, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $1,265,227)	1,240,419	1,240,419
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,240,602 (collateralized by various U.S. Government Obligations, ranging in par value $75,714 - $529,159, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $1,265,227)	1,240,419	1,240,419

Schedule of Investments	August 31, 2023 (Unaudited)

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,240,602 (collateralized by various U.S. Government Obligations, ranging in par value $4 - $506,796, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $1,265,227)	$1,240,419	$1,240,419
TOTAL REPURCHASE AGREEMENTS
(Cost $5,278,380)		5,278,380
TOTAL INVESTMENTS — 101.3%
(Cost $586,309,154)		$373,545,014

Percentages are based on Net Assets of $368,599,837.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$368,266,634	$—	$—	$368,266,634
Repurchase Agreements	—	5,278,380	—	5,278,380
Total Investments in Securities	$368,266,634	$5,278,380	$—	$373,545,014

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRIA — 2.1%
Information Technology — 2.1%
ams-OSRAM *	504,538	$3,545,047
Kontron	121,445	2,649,393
TOTAL AUSTRIA		6,194,440
CANADA — 0.4%
Information Technology — 0.4%
BlackBerry *	223,119	1,240,542
CHINA — 2.3%
Information Technology — 2.3%
NXP Semiconductors	32,964	6,781,354
FRANCE — 1.0%
Industrials — 1.0%
Legrand	30,879	3,053,179
JAPAN — 1.6%
Information Technology — 1.6%
Nippon Ceramic	50,272	893,663
Renesas Electronics *	227,611	3,831,169
TOTAL JAPAN		4,724,832
NORWAY — 1.5%
Information Technology — 1.5%
Nordic Semiconductor *	354,459	4,335,289
SINGAPORE — 6.1%
Information Technology — 6.1%
STMicroelectronics	380,142	18,015,651
SWITZERLAND — 3.6%
Industrials — 2.3%
ABB	178,070	6,792,163

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.3%
Landis+Gyr Group	53,432	$3,962,407
TOTAL SWITZERLAND		10,754,570
TAIWAN — 10.2%
Information Technology — 10.2%
Advantech	1,584,724	17,117,893
eMemory Technology	139,482	7,949,377
MediaTek	186,080	4,119,335
Sercomm	319,000	1,217,041
TOTAL TAIWAN		30,403,646
UNITED KINGDOM — 0.2%
Information Technology — 0.2%
Spirent Communications	345,219	686,352
UNITED STATES — 70.7%
Communication Services — 0.6%
Globalstar *	741,090	1,067,170
Iridium Communications	14,484	708,992
		1,776,162
Consumer Discretionary — 9.9%
ADT	1,582,478	10,159,509
Garmin	181,710	19,264,894
		29,424,403
Health Care — 5.2%
Butterfly Network * (A)	384,626	680,788
Dexcom *	147,141	14,858,298
		15,539,086
Industrials — 13.4%
Emerson Electric	71,017	6,977,420
Honeywell International	30,499	5,731,982
Johnson Controls International	93,494	5,521,756
Resideo Technologies *	47,087	793,887
Rockwell Automation	13,268	4,140,677
Schneider Electric	36,661	6,309,913

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sensata Technologies Holding	281,425	$10,587,209
		40,062,844
Information Technology — 41.6%
Alarm.com Holdings *	92,227	5,401,735
Ambarella *	71,414	4,438,380
Analog Devices	32,255	5,863,314
Arlo Technologies *	239,363	2,338,577
Badger Meter	54,169	8,996,388
Belden	78,830	7,402,137
Cisco Systems	122,689	7,036,214
Digi International *	65,688	2,192,665
GLOBALFOUNDRIES *	63,217	3,492,739
Impinj *	48,174	3,206,943
InterDigital	54,471	4,723,180
International Business Machines	46,219	6,786,336
Itron *	83,531	5,714,356
Lattice Semiconductor *	15,901	1,546,531
NETGEAR *	53,463	704,642
PTC *	13,668	2,011,520
QUALCOMM	48,060	5,504,312
Rambus *	198,869	11,230,132
Samsara, Cl A *	231,776	6,341,391
Semtech *	27,984	731,782
Silicon Laboratories *	58,806	7,930,577
Skyworks Solutions	159,519	17,346,096
SmartRent, Cl A *	362,460	1,232,364
Synaptics *	7,512	657,601
Vuzix * (A)	224,442	897,768
		123,727,680
TOTAL UNITED STATES		210,530,175
TOTAL COMMON STOCK
(Cost $281,569,917)		296,720,030

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.3%
Citigroup Global Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $32,533 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3 - $7,493, 0.000% - 7.090%, 09/14/23 - 05/20/72, with a total market value of $33,179)	$32,528	$32,528
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $27 - $37,350, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $253,980)	249,000	249,000
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $20 - $21,917, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $253,980)	249,000	249,000
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $15,199 - $106,223, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $253,980)	249,000	249,000

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $1 - $101,734, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $253,980)	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,028,528)		1,028,528
TOTAL INVESTMENTS — 100.0%
(Cost $282,598,445)		$297,748,558

Percentages are based on Net Assets of $297,648,870.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at August 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$296,720,030	$—	$—	$296,720,030
Repurchase Agreements	—	1,028,528	—	1,028,528
Total Investments in Securities	$296,720,030	$1,028,528	$—	$297,748,558

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.9%
TopBuild *	159,749	$46,339,990
Industrials — 73.1%
Acuity Brands	159,749	25,764,319
Advanced Drainage Systems	417,168	53,464,251
AECOM	697,952	61,245,288
Arcosa	254,453	19,903,314
Argan	367,319	15,603,711
Astec Industries	349,348	19,151,257
Atkore *	198,918	30,627,404
Builders FirstSource *	740,091	107,342,799
Carlisle	258,970	68,114,289
Columbus McKinnon	392,185	14,773,609
Construction Partners, Cl A *	522,935	18,171,991
Crane	282,272	25,720,625
CSW Industrials	110,631	19,872,646
CSX	4,357,792	131,605,318
Custom Truck One Source *	2,009,140	13,481,329
Deere	341,259	140,236,973
DXP Enterprises *	473,431	16,839,941
Dycom Industries *	146,340	14,623,756
Eaton	878,506	202,381,427
EMCOR Group	240,147	53,852,965
Emerson Electric	1,569,009	154,155,134
Exponent	250,834	22,539,943
Fastenal	2,850,391	164,125,514
Fortive	1,779,574	140,319,410
Gibraltar Industries *	274,331	20,583,055
Gorman-Rupp	503,857	16,193,964
Graco	847,682	66,916,017
Granite Construction	351,176	14,500,057
Greenbrier	486,003	20,684,288
H&E Equipment Services	278,274	12,611,378
Herc Holdings	145,834	18,978,837
Howmet Aerospace	2,081,348	102,964,286
Hubbell, Cl B	270,145	88,080,777
IDEX	379,530	85,925,592
Insteel Industries	489,414	17,007,136
Jacobs Solutions	637,234	85,911,888
Lincoln Electric Holdings	289,418	55,701,388

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
MasTec *	391,328	$38,933,223
MDU Resources Group	1,016,347	20,692,825
MRC Global *	1,141,318	10,637,084
Mueller Industries	281,699	21,735,895
Mueller Water Products, Cl A	1,137,629	16,063,321
MYR Group *	147,289	20,925,348
Norfolk Southern	544,670	111,662,797
Northwest Pipe *	386,542	12,790,675
NOW *	1,064,048	11,885,416
Parker-Hannifin	447,898	186,728,676
Pentair	821,836	57,742,197
Powell Industries	354,547	29,771,312
Primoris Services	537,959	19,027,610
Quanta Services	718,857	150,866,519
RBC Bearings *	145,354	33,509,911
Regal Rexnord	333,809	54,140,482
Rockwell Automation	506,754	158,147,788
SPX Technologies *	224,647	17,751,606
Sterling Infrastructure *	427,898	35,412,838
Terex	335,875	20,357,384
Tetra Tech	264,474	41,614,984
Titan Machinery *	337,381	10,465,559
Trane Technologies	816,990	167,695,367
Trinity Industries	502,986	12,609,859
Tutor Perini *	1,583,329	14,075,795
Union Pacific	664,479	146,564,133
United Rentals	356,322	169,801,686
Valmont Industries	106,194	26,920,179
Wabash National	539,092	12,156,525
WESCO International	256,379	41,494,941
Woodward	298,229	38,581,886
Zurn Elkay Water Solutions	908,092	26,897,685
		3,877,637,382
Information Technology — 2.3%
Badger Meter	145,876	24,227,086
Calix *	324,434	15,089,425
Crane NXT	282,561	16,772,821
Trimble *	1,241,377	68,015,046
		124,104,378

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — 21.2%
Alcoa	884,446	$26,604,136
ATI *	644,244	29,203,580
Carpenter Technology	311,069	19,482,251
Century Aluminum *	1,292,561	9,616,654
Cleveland-Cliffs *	2,575,246	39,375,511
Commercial Metals	585,567	32,961,566
Eagle Materials	183,653	34,769,186
Haynes International	260,165	12,698,654
Knife River *	254,008	13,071,239
Louisiana-Pacific	365,435	22,832,379
Martin Marietta Materials	312,321	139,423,218
Materion	153,302	16,677,725
Minerals Technologies	207,693	12,690,042
Nucor	907,654	156,207,253
Reliance Steel & Aluminum	295,379	84,171,200
RPM International	649,701	64,801,178
Ryerson Holding	409,490	12,751,519
Steel Dynamics	883,527	94,175,143
Summit Materials, Cl A *	590,619	22,095,057
TimkenSteel *	700,629	15,350,781
United States Steel	1,170,284	36,384,129
Vulcan Materials	668,609	145,923,914
Westlake	641,812	84,064,536
		1,125,330,851
Utilities — 2.3%
Sempra	1,759,456	123,549,001
TOTAL COMMON STOCK
(Cost $4,565,265,383)		5,296,961,602
TOTAL INVESTMENTS — 99.8%
(Cost $4,565,265,383)		$5,296,961,602

Percentages are based on Net Assets of $5,305,727,950.

*	Non-income producing security.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 3.0%
Materials — 3.0%
Allkem *	817,076	$7,429,695
IGO	869,077	7,834,999
Pilbara Minerals	2,756,520	8,337,186
TOTAL AUSTRALIA		23,601,880
CANADA — 4.0%
Industrials — 1.0%
Ballard Power Systems * (A)	1,909,497	8,019,888
Information Technology — 1.2%
BlackBerry *	1,797,545	9,994,350
Materials — 1.8%
Lithium Americas * (A)	431,296	7,896,228
Standard Lithium * (A)	1,903,893	6,339,964
		14,236,192
TOTAL CANADA		32,250,430
CHILE — 2.0%
Industrials — 1.0%
Sociedad Quimica y Minera de Chile ADR (A)	125,245	7,839,085
Materials — 1.0%
Lundin Mining	1,066,356	8,260,032
TOTAL CHILE		16,099,117
CHINA — 9.7%
Communication Services — 1.5%
Baidu ADR *	83,597	11,940,160
Consumer Discretionary — 5.0%
Geely Automobile Holdings	7,519,400	9,339,619
Nexteer Automotive Group	12,850,600	8,275,644
NIO ADR *	955,073	9,808,599

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
XPeng ADR, Cl A * (A)	688,009	$12,239,680
		39,663,542
Information Technology — 2.4%
indie Semiconductor, Cl A *	925,930	6,203,731
NXP Semiconductors	64,096	13,185,829
		19,389,560
Materials — 0.8%
Ganfeng Lithium Group, Cl H	1,354,733	6,478,463
TOTAL CHINA		77,471,725
FRANCE — 2.1%
Consumer Discretionary — 2.1%
Forvia *	349,780	7,456,021
Renault	219,923	8,911,636
TOTAL FRANCE		16,367,657
GERMANY — 2.6%
Consumer Discretionary — 1.1%
Continental	122,998	9,160,505
Information Technology — 1.5%
Infineon Technologies	322,459	11,554,641
TOTAL GERMANY		20,715,146
ISRAEL — 0.8%
Information Technology — 0.8%
Innoviz Technologies * (A)	2,626,589	6,014,889
JAPAN — 10.3%
Consumer Discretionary — 7.4%
Denso	167,727	11,473,663
Honda Motor	415,930	13,436,266
Nissan Motor	2,332,785	9,947,405
Toyota Motor	1,391,580	24,039,727
		58,897,061

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.9%
GS Yuasa	442,369	$8,401,623
Hitachi	218,522	14,550,622
		22,952,245
TOTAL JAPAN		81,849,306
LUXEMBOURG — 1.0%
Materials — 1.0%
APERAM	270,122	7,666,591
NETHERLANDS — 1.1%
Information Technology — 1.1%
TomTom *	1,100,808	8,757,622
SINGAPORE — 1.3%
Information Technology — 1.3%
STMicroelectronics	224,916	10,659,196
SOUTH KOREA — 3.6%
Consumer Discretionary — 2.4%
Hyundai Motor	66,842	9,562,944
Kia Motors	150,288	9,119,045
		18,681,989
Industrials — 1.2%
LG Energy Solution *	23,790	9,791,383
TOTAL SOUTH KOREA		28,473,372
TAIWAN — 0.9%
Industrials — 0.9%
Advanced Energy Solution Holding	383,300	7,534,448
UNITED KINGDOM — 1.0%
Materials — 1.0%
Johnson Matthey	390,180	8,059,016

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 55.1%
Communication Services — 3.6%
Alphabet, Cl A *	208,994	$28,458,713
Consumer Discretionary — 15.8%
American Axle & Manufacturing Holdings *	1,007,331	7,605,349
Aptiv *	104,126	10,563,583
Ford Motor	935,141	11,343,260
General Motors	343,138	11,498,554
Gentherm *	162,234	9,768,109
Lear	62,689	9,032,858
Lucid Group * (A)	1,275,228	8,008,432
Luminar Technologies, Cl A * (A)	1,186,745	6,835,651
QuantumScape, Cl A * (A)	888,874	6,346,560
Stellantis	664,707	12,391,473
Tesla *	93,699	24,181,838
Visteon *	59,020	8,219,716
		125,795,383
Industrials — 10.4%
Bloom Energy, Cl A *	507,881	7,613,136
EnerSys	83,093	8,723,103
Honeywell International	102,829	19,325,682
Hyster-Yale Materials Handling	184,994	8,448,676
ITT	97,351	9,957,060
Microvast Holdings *	3,317,123	7,397,184
Nikola * (A)	4,000,886	4,721,046
Plug Power * (A)	756,762	6,402,207
Westinghouse Air Brake Technologies	94,706	10,656,319
		83,244,413
Information Technology — 20.1%
Ambarella *	108,071	6,716,613
Apple	136,608	25,664,545
CEVA *	336,453	7,812,439
Coherent *	180,041	6,774,943
Intel	640,089	22,492,727
Microsoft	50,724	16,625,298
MicroVision * (A)	2,027,719	5,109,852
NVIDIA	56,591	27,930,488

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	125,383	$12,345,210
QUALCOMM	172,599	19,767,764
SiTime *	68,826	9,132,522
		160,372,401
Materials — 5.2%
Albemarle	47,136	9,366,395
ATI *	201,045	9,113,370
Cabot	131,551	9,532,185
Livent *	326,652	7,013,218
Piedmont Lithium *	150,455	6,734,366
		41,759,534
TOTAL UNITED STATES		439,630,444
TOTAL COMMON STOCK
(Cost $953,091,702)		785,150,839

PREFERRED STOCK — 1.2%
GERMANY— 1.2%
Consumer Discretionary — 1.2%
Volkswagen (B)
(Cost $16,978,643)	81,899	10,048,041
TOTAL PREFERRED STOCK

SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270%
(Cost $3,418,259)	3,418,259	3,418,259

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 7.6%
BNP Paribas
5.210%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $60,316,086 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,203,036 - $7,552,392, 0.500% - 2.880%, 8/15/2026 - 5/15/2028, with a total market value of $61,525,499) (Cost $60,307,358)	$60,307,358	$60,307,358
TOTAL INVESTMENTS — 107.7%
(Cost $1,033,795,962)		$858,924,497

Percentages are based on Net Assets of $797,381,048.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at August 31, 2023.

(B)	There is currently no stated interest rate.

(C)	Security was purchased with cash collateral held from securities on loan.

(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2023.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$785,150,839	$—	$—	$785,150,839
Preferred Stock	10,048,041	—	—	10,048,041
Short-Term Investment	3,418,259	—	—	3,418,259
Repurchase Agreement	—	60,307,358	—	60,307,358
Total Investments in Securities	$798,617,139	$60,307,358	$—	$858,924,497

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A *	127,948	$1,568,643
CANADA — 3.0%
Industrials — 1.3%
Thomson Reuters (A)	53,456	6,884,598
Information Technology — 1.7%
Shopify, Cl A *	140,343	9,331,406
TOTAL CANADA		16,216,004
CHINA — 10.2%
Communication Services — 4.1%
Baidu ADR *	32,769	4,680,396
Kanzhun ADR *	105,729	1,564,789
Tencent Holdings	386,243	16,007,776
		22,252,961
Consumer Discretionary — 5.0%
Alibaba Group Holding ADR *	178,623	16,594,077
Meituan, Cl B *	650,115	10,653,206
		27,247,283
Information Technology — 1.1%
NXP Semiconductors	30,401	6,254,094
TOTAL CHINA		55,754,338
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	66,021	1,617,993
GERMANY — 3.7%
Industrials — 2.7%
Siemens	97,742	14,733,013

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.0%
Infineon Technologies	153,332	$5,494,330
TOTAL GERMANY		20,227,343
ISRAEL — 0.3%
Information Technology — 0.3%
Wix.com *	19,516	1,927,595
ITALY — 0.3%
Health Care — 0.3%
Amplifon	46,237	1,507,510
JAPAN — 2.5%
Industrials — 1.2%
FANUC	118,733	3,387,012
Fujikura	199,979	1,657,964
Toshiba	51,626	1,631,918
		6,676,894
Information Technology — 1.3%
Fujitsu	24,717	3,090,792
NEC	34,034	1,796,788
Socionext	16,443	2,038,645
		6,926,225
TOTAL JAPAN		13,603,119
NETHERLANDS — 0.7%
Industrials — 0.7%
Wolters Kluwer	30,542	3,686,149
NEW ZEALAND — 0.3%
Information Technology — 0.3%
Xero *	19,794	1,603,734
SINGAPORE — 0.9%
Information Technology — 0.9%
STMicroelectronics	107,215	5,081,122

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 4.2%
Information Technology — 4.2%
Samsung Electronics	300,674	$15,218,529
SK Hynix	85,703	7,897,579
TOTAL SOUTH KOREA		23,116,108
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR	360,118	1,858,209
SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	19,097	1,519,112
TAIWAN — 1.3%
Industrials — 0.2%
Bizlink Holding	166,568	1,304,970
Information Technology — 1.1%
Acer	1,454,000	1,671,028
Advantech	138,657	1,497,747
Alchip Technologies	19,690	1,527,148
Global Unichip	23,200	1,063,602
		5,759,525
TOTAL TAIWAN		7,064,495
UNITED STATES — 71.3%
Communication Services — 10.5%
Alphabet, Cl A *	137,308	18,697,230
Meta Platforms, Cl A *	55,920	16,546,169
Netflix *	38,498	16,695,813
Snap, Cl A *	158,827	1,643,859
Trade Desk, Cl A *	51,863	4,150,596
		57,733,667
Consumer Discretionary — 6.7%
Amazon.com *	126,653	17,479,380
eBay	63,347	2,836,679

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	63,322	$16,342,142
		36,658,201
Health Care — 0.7%
GE HealthCare Technologies	53,193	3,747,447
Industrials — 4.4%
Booz Allen Hamilton Holding, Cl A	15,363	1,740,781
Experian	107,493	3,762,126
Genpact	43,105	1,609,110
Hubbell, Cl B	6,008	1,958,908
Rockwell Automation	13,427	4,190,298
Uber Technologies *	237,042	11,195,494
		24,456,717
Information Technology — 49.0%
Accenture, Cl A	52,244	16,915,040
Adobe *	31,764	17,766,876
Ambarella *	20,734	1,288,618
Apple	85,849	16,128,452
Cadence Design Systems *	32,217	7,746,255
CCC Intelligent Solutions Holdings *	147,890	1,582,423
Cisco Systems	312,830	17,940,800
Cognex	29,160	1,372,853
CyberArk Software *	10,783	1,790,409
Datadog, Cl A *	34,402	3,319,105
DXC Technology *	58,678	1,216,982
Envestnet *	26,646	1,455,671
Freshworks, Cl A *	96,542	2,111,374
Hewlett Packard Enterprise	149,900	2,546,801
Informatica, Cl A *	87,896	1,841,421
Intel	484,175	17,013,910
International Business Machines	118,560	17,408,165
IonQ *	113,730	1,955,019
Microsoft	47,903	15,700,687
NVIDIA	37,077	18,299,353
Okta, Cl A *	23,324	1,947,787
Oracle	139,961	16,849,905
Pegasystems	30,094	1,494,468

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Procore Technologies *	23,124	$1,562,026
QUALCOMM	132,063	15,125,175
Salesforce *	72,280	16,007,129
Seagate Technology Holdings	27,370	1,937,522
ServiceNow *	28,347	16,691,564
Smartsheet, Cl A *	38,916	1,623,965
Splunk *	19,156	2,322,857
Super Micro Computer *	6,071	1,670,011
Synopsys *	17,679	8,112,716
Teradata *	29,822	1,379,864
Twilio, Cl A *	26,335	1,677,803
UiPath, Cl A *	93,624	1,480,195
Verint Systems *	43,531	1,409,969
Viasat *	52,193	1,447,834
Workday, Cl A *	24,189	5,914,211
Zebra Technologies, Cl A *	5,829	1,603,033
Zscaler *	16,948	2,644,735
		268,302,983
TOTAL UNITED STATES		390,899,015
TOTAL COMMON STOCK
(Cost $534,930,672)		547,250,489

Face Amount
REPURCHASE AGREEMENTS(B) — 0.3%
Bank of America
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $90,428 (collateralized by various U.S. Government Obligations, ranging in par value $1,405 - $9,214, 2.000% - 6.500%, 04/01/35 - 09/01/61, with a total market value of $92,223)	$90,415	90,415

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $354,163 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $39 - $53,117, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $361,193)	$354,111	$354,111
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $354,163 (collateralized by various U.S. Government Obligations, ranging in par value $28 - $31,168, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $361,193)	354,111	354,111
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $354,163 (collateralized by various U.S. Government Obligations, ranging in par value $21,615 - $151,063, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $361,193)	354,111	354,111

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $354,163 (collateralized by various U.S. Government Obligations, ranging in par value $1 - $144,679, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $361,193)	$354,111	$354,111
TOTAL REPURCHASE AGREEMENTS
(Cost $1,506,859)		1,506,859
TOTAL INVESTMENTS — 100.2%
(Cost $536,437,531)		$548,757,348

Percentages are based on Net Assets of $547,805,488.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at August 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$547,250,489	$—	$—	$547,250,489
Repurchase Agreements	—	1,506,859	—	1,506,859
Total Investments in Securities	$547,250,489	$1,506,859	$—	$548,757,348

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 4.0%
Health Care — 4.0%
Genscript Biotech *	2,468,118	$5,784,934
GERMANY — 4.6%
Health Care — 4.6%
BioNTech ADR *	55,474	6,708,471
JAPAN — 1.0%
Health Care — 1.0%
Takara Bio (A)	156,276	1,532,865
NETHERLANDS — 0.9%
Health Care — 0.9%
uniQure *	143,871	1,253,116
SWITZERLAND — 4.3%
Health Care — 4.3%
CRISPR Therapeutics * (A)	125,496	6,276,055
UNITED STATES — 85.2%
Health Care — 85.2%
10X Genomics, Cl A *	119,674	6,205,097
2seventy bio *	154,723	803,012
Agilent Technologies	46,058	5,576,242
Allogene Therapeutics *	257,067	999,991
Alnylam Pharmaceuticals *	30,857	6,104,132
Arrowhead Pharmaceuticals *	172,003	4,754,163
Beam Therapeutics *	199,892	4,633,497
BioMarin Pharmaceutical *	65,525	5,987,674
Bionano Genomics * (A)	100,112	386,433
Bio-Techne	77,886	6,106,262
Bluebird Bio * (A)	349,543	1,317,777
CareDx *	175,151	1,630,656
Caribou Biosciences *	179,240	1,055,724
Editas Medicine, Cl A *	232,594	2,072,413
Fulgent Genetics *	67,073	2,197,311

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	36,625	$2,801,080
Illumina *	29,027	4,795,841
Intellia Therapeutics *	168,505	6,315,567
Invitae * (A)	810,903	749,355
Moderna *	23,297	2,634,192
Myriad Genetics *	264,847	4,727,519
NanoString Technologies *	156,164	399,780
Natera *	122,533	7,196,363
Pacific Biosciences of California *	612,691	6,911,154
Poseida Therapeutics, Cl A *	183,078	382,633
QIAGEN *	139,036	6,324,748
REGENXBIO *	132,965	2,353,480
Rocket Pharmaceuticals *	250,340	3,917,821
Sangamo Therapeutics *	477,246	462,595
Sarepta Therapeutics *	57,854	7,000,913
Scilex Holding *	226,071	454,176
Stoke Therapeutics *	96,601	542,898
Ultragenyx Pharmaceutical *	144,335	5,310,085
Veracyte *	241,790	6,383,256
Vertex Pharmaceuticals *	9,485	3,304,005
Verve Therapeutics *	129,519	1,666,909
TOTAL UNITED STATES		124,464,754
TOTAL COMMON STOCK
(Cost $220,491,956)		146,020,195

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.4%
Citigroup Global Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $97,347 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $9 - $22,420, 0.000% - 7.090%, 09/14/23 - 05/20/72, with a total market value of $99,280)	$97,333	97,333

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $27 - $37,350, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $253,980)	$249,000	$249,000
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $20 - $21,917, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $253,980)	249,000	249,000
TOTAL REPURCHASE AGREEMENTS
(Cost $595,333)		595,333
TOTAL INVESTMENTS — 100.4%
(Cost $221,087,289)		$146,615,528

Percentages are based on Net Assets of $146,030,690.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$146,020,195	$—	$—	$146,020,195
Repurchase Agreements	—	595,333	—	595,333
Total Investments in Securities	$146,020,195	$595,333	$—	$146,615,528

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.7%
Information Technology — 3.7%
Shopify, Cl A *	321,133	$21,352,133
CHINA — 1.4%
Consumer Discretionary — 0.4%
Alibaba Group Holding ADR *	29,386	2,729,959
Information Technology — 1.0%
Kingsoft Cloud Holdings ADR * (A)	261,325	1,486,939
Vnet Group ADR *	1,137,353	4,265,074
		5,752,013
TOTAL CHINA		8,481,972
ISRAEL — 4.1%
Information Technology — 4.1%
Wix.com *	244,252	24,124,770
SINGAPORE — 0.3%
Real Estate — 0.3%
Digital Core REIT Management Pte ‡	3,169,325	1,758,975
UNITED STATES — 90.4%
Communication Services — 7.5%
Alphabet, Cl A *	66,052	8,994,301
Netflix *	57,400	24,893,232
PubMatic, Cl A *	347,373	4,828,485
Vimeo *	1,252,642	4,985,515
		43,701,533
Consumer Discretionary — 2.4%
2U *	638,597	2,024,353

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	88,429	$12,204,086
		14,228,439
Health Care — 0.9%
HealthStream	244,629	5,144,548
Industrials — 3.3%
Paycom Software	65,738	19,382,192
Information Technology — 72.0%
Akamai Technologies *	238,861	25,101,902
Box, Cl A *	707,318	18,729,781
DigitalOcean Holdings *	572,199	15,477,983
Dropbox, Cl A *	938,080	26,069,243
Everbridge *	321,221	7,969,493
Fastly, Cl A *	1,001,064	23,815,313
Five9 *	325,770	23,575,975
Freshworks, Cl A *	1,286,481	28,135,339
International Business Machines	11,141	1,635,833
Microsoft	30,017	9,838,372
Procore Technologies *	324,303	21,906,668
Qualys *	169,944	26,451,784
Salesforce *	95,575	21,166,040
Sinch *	6,726,020	14,143,199
SPS Commerce *	123,587	23,003,248
Twilio, Cl A *	362,196	23,075,507
Workday, Cl A *	101,055	24,707,948
Workiva, Cl A *	214,658	24,009,497
Yext *	974,144	8,533,501
Zoom Video Communications, Cl A *	295,740	21,006,412
Zscaler *	209,704	32,724,309
		421,077,347

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 4.3%
Digital Realty Trust ‡	192,016	$25,292,347
TOTAL UNITED STATES		528,826,406
TOTAL COMMON STOCK
(Cost $824,360,520)		584,544,256

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270%
(Cost $27,378)	27,378	27,378

	Face Amount
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
5.210%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $483,084 (collateralized by various U.S. Treasury Obligations, ranging in par value $9,635 - $60,489, 0.500% - 2.875%, 8/15/2026 - 5/15/2028, with a total market value of $492,768)
(Cost $483,014)	$483,014	483,014
TOTAL INVESTMENTS — 100.0%
(Cost $824,870,912)		$585,054,648

Percentages are based on Net Assets of $584,784,221.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2023.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cloud Computing ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$584,544,256	$—	$—	$584,544,256
Short-Term Investment	27,378	—	—	27,378
Repurchase Agreement	—	483,014	—	483,014
Total Investments in Securities	$584,571,634	$483,014	$—	$585,054,648

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 3.3%
Health Care — 3.3%
Incannex Healthcare * (A)	22,528,940	$1,196,454
CANADA — 59.2%
Consumer Staples — 5.8%
Flora Growth *	551,154	2,110,919
Health Care — 53.4%
Aurora Cannabis *	2,676,998	1,285,494
Canopy Growth * (A)	3,276,941	1,864,995
Cronos Group *	802,821	1,625,877
Organigram Holdings *	1,035,300	1,721,738
SNDL *	3,485,620	6,239,260
Tilray Brands * (A)	2,220,796	6,573,555
		19,310,919
TOTAL CANADA		21,421,838
ISRAEL — 6.2%
Health Care — 3.6%
Intercure * (A)	806,551	1,298,547
Information Technology — 2.6%
BYND Cannasoft Enterprises *	900,793	945,833
TOTAL ISRAEL		2,244,380
UNITED STATES — 31.1%
Financials — 4.0%
AFC Gamma ‡	109,252	1,448,682
Health Care — 5.0%
Bright Green *	2,127,062	993,763
MyMD Pharmaceuticals * (A)	866,112	824,106
		1,817,869
Information Technology — 5.5%
WM Technology *	1,300,368	1,976,559

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 16.6%
Innovative Industrial Properties, Cl A ‡	68,748	$6,000,325
TOTAL UNITED STATES		11,243,435
TOTAL COMMON STOCK
(Cost $57,195,125)		36,106,107

	Face Amount
U.S. TREASURY OBLIGATION — 11.0%
U.S. Treasury Bill
5.307%, 10/03/23(B)	$4,000,000	3,981,167
TOTAL U.S. TREASURY OBLIGATION
(Cost $3,983,558)		3,981,167

REPURCHASE AGREEMENTS(C) — 8.4%
Bank of America
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $181,648 (collateralized by various U.S. Government Obligations, ranging in par value $2,823 - $18,508, 2.000% - 6.500%, 04/01/35 - 09/01/61, with a total market value of $185,253)	181,621	181,621
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $711,451 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $78 - $106,702, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $725,573)	711,346	711,346
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $711,451 (collateralized by various U.S. Government Obligations, ranging in par value $56 - $62,611, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $725,573)	711,346	711,346

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $711,451 (collateralized by various U.S. Government Obligations, ranging in par value $43,420 - $303,458, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $725,573)	$711,346	$711,346
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $711,451 (collateralized by various U.S. Government Obligations, ranging in par value $2 - $290,634, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $725,573)	711,346	711,346
TOTAL REPURCHASE AGREEMENTS
(Cost $3,027,005)		3,027,005
TOTAL INVESTMENTS — 119.2%
(Cost $64,205,688)		$43,114,279

Percentages are based on Net Assets of $36,155,273.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2023.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cannabis ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,106,107	$—	$—	$36,106,107
U.S. Treasury Obligation	—	3,981,167	—	3,981,167
Repurchase Agreements	—	3,027,005	—	3,027,005
Total Investments in Securities	$36,106,107	$7,008,172	$—	$43,114,279

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 101.3%
Global X Cannabis ETF(A) (B)	604,430	$4,509,048
Global X Data Center REITs & Digital Infrastructure ETF(A) (B)	320,893	4,351,309
Global X Disruptive Materials ETF(A)	249,471	4,243,502
Global X FinTech ETF(A)	198,414	4,307,568
Global X Genomics & Biotechnology ETF(A)	383,301	4,304,470
Global X Lithium & Battery Tech ETF(A) (B)	72,162	4,276,320
Global X Renewable Energy Producers ETF(A)	381,526	4,212,047
Global X Solar ETF(A)	277,232	4,141,846
Global X Video Games & Esports ETF(A)	216,937	4,299,691
TOTAL EXCHANGE TRADED FUNDS
(Cost $62,257,699)		38,645,801

	Face Amount
REPURCHASE AGREEMENTS(C) — 7.7%
Citigroup Global Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $175,895 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $16 - $40,510, 0.000% - 7.090%, 09/14/23 - 05/20/72, with a total market value of $179,386)	$175,869	175,869
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $688,911 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $76 - $103,322, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $702,586)	688,810	688,810
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $688,911 (collateralized by various U.S. Government Obligations, ranging in par value $54 - $60,628, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $702,586)	688,810	688,810

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $688,911 (collateralized by various U.S. Government Obligations, ranging in par value $42,045 - $293,844, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $702,586)	$688,810	$688,810
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $688,911 (collateralized by various U.S. Government Obligations, ranging in par value $2 - $281,426, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $702,586)	688,810	688,810
TOTAL REPURCHASE AGREEMENTS
(Cost $2,931,109)		2,931,109
TOTAL INVESTMENTS — 109.0%
(Cost $65,188,808)		$41,576,910

Percentages are based on Net Assets of $38,152,484.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at August 31, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,645,801	$—	$—	$38,645,801
Repurchase Agreements	—	2,931,109	—	2,931,109
Total Investments in Securities	$38,645,801	$2,931,109	$—	$41,576,910

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/23	Dividend Income	Capital Gain
Global X Blockchain ETF
$7,276,577	$1,589,792	$(12,123,488)	$4,809,940	$(1,552,821)	$—	$56,925	$6
Global X Cannabis ETF
7,421,653	2,774,260	(2,071,244)	(1,717,471)	(1,898,150)	4,509,048	111,651	1,088
Global X Data Center REITs & Digital Infrastructure ETF
3,870,478	2,255,355	(1,841,709)	114,222	(47,037)	4,351,309	92,896	2,994
Global X FinTech ETF
3,581,922	2,376,364	(1,861,362)	828,400	(617,756)	4,307,568	(9,246)	12,883
Global X Disruptive Materials ETF
—	4,245,248	—	(1,746)	—	4,243,502	—	—
Global X Genomics & Biotechnology ETF
4,046,936	2,855,298	(1,846,495)	(473,453)	(277,816)	4,304,470	—	—
Global X Lithium & Battery Tech ETF
8,163,639	1,921,569	(4,724,307)	(159,705)	(924,876)	4,276,320	73,446	—
Global X Renewable Energy Producers ETF
8,267,442	1,826,441	(4,535,988)	(476,430)	(869,418)	4,212,047	64,218	—
Global X Robotics & Artificial Intelligence ETF
4,219,481	1,693,825	(6,982,205)	2,730,281	(1,661,382)	—	7,979	625
Global X Social Media ETF
4,085,628	1,513,430	(6,539,002)	5,035,945	(4,096,001)	—	(12,624)	21,814
Global X Solar ETF
—	4,143,787	—	(1,941)	—	4,141,846	—	21,814
Global X Video Games & Esports ETF
—	4,301,210	—	(1,519)	—	4,299,691	—	—
Totals:
$50,933,756	$31,496,579	$(42,525,800)	$10,686,523	$(11,945,257)	$38,645,801	$385,245	$61,224

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 12.2%
Communication Services — 12.2%
Archosaur Games *	850,000	$393,471
Bilibili ADR * (A)	485,909	7,351,803
HUYA ADR *	166,325	445,751
iDreamSky Technology Holdings * (A)	1,343,400	563,623
NetEase ADR	101,498	10,503,013
XD *	455,500	1,003,735
TOTAL CHINA		20,261,396
FRANCE — 2.7%
Communication Services — 2.7%
Ubisoft Entertainment *	150,405	4,564,257
IRELAND — 1.5%
Information Technology — 1.5%
Keywords Studios	131,897	2,548,791
JAPAN — 28.0%
Communication Services — 28.0%
Capcom	198,244	8,364,961
DeNA	124,898	1,295,436
Gumi (A)	105,068	416,418
GungHo Online Entertainment	69,104	1,138,957
Koei Tecmo Holdings	195,587	3,039,569
Konami Group	149,547	8,686,124
Nexon	403,696	8,199,533
Nintendo	234,738	10,104,771
Square Enix Holdings	140,845	5,349,953
TOTAL JAPAN		46,595,722
POLAND — 2.3%
Communication Services — 2.3%
CD Projekt (A)	109,608	3,924,212

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.4%
Communication Services — 0.4%
IGG *	1,271,600	$596,740
SOUTH KOREA — 11.6%
Communication Services — 11.6%
Com2uS Holdings *	18,779	428,361
Com2uSCorp	13,460	482,696
Devsisters *	17,078	595,647
JoyCity *	191,045	431,450
Kakao Games *	63,064	1,357,421
Krafton *	47,425	5,561,472
NCSoft	27,136	5,163,385
Neowiz *	20,282	540,904
Netmarble *	37,186	1,205,538
Nexon Games *	35,392	471,269
Pearl Abyss *	48,195	1,761,164
Wemade	31,146	850,668
Wemade Max *	66,083	438,470
TOTAL SOUTH KOREA		19,288,445
SWEDEN — 3.5%
Communication Services — 3.5%
Embracer Group, Cl B * (A)	1,234,274	2,992,719
Enad Global 7 *	205,030	431,597
Modern Times Group MTG, Cl B *	155,017	1,053,984
Stillfront Group *	780,759	1,283,451
TOTAL SWEDEN		5,761,751
TAIWAN — 2.7%
Communication Services — 2.7%
Gamania Digital Entertainment	204,600	435,586
International Games System	195,000	3,520,795
Soft-World International	166,400	504,218
TOTAL TAIWAN		4,460,599

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 35.0%
Communication Services — 23.4%
Activision Blizzard	115,675	$10,640,943
Electronic Arts	77,982	9,356,280
Playtika Holding *	86,384	843,108
ROBLOX, Cl A *	242,485	6,859,901
Sciplay, Cl A *	36,634	831,592
Skillz, Cl A *	45,917	376,064
Take-Two Interactive Software *	70,601	10,039,462
		38,947,350
Consumer Discretionary — 0.3%
Inspired Entertainment *	41,861	551,728
Information Technology — 11.3%
AppLovin, Cl A *	258,355	11,166,103
Corsair Gaming *	72,664	1,142,278
Unity Software *	175,457	6,504,191
		18,812,572
TOTAL UNITED STATES		58,311,650
TOTAL COMMON STOCK
(Cost $248,999,925)		166,313,563

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.6%
Citigroup Global Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $360,685 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $32 - $83,069, 0.000% - 7.090%, 09/14/23 - 05/20/72, with a total market value of $367,845)	$360,632	360,632

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,412,671 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $156 - $211,869, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $1,440,712)	$1,412,463	$1,412,463
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,412,671 (collateralized by various U.S. Government Obligations, ranging in par value $111 - $124,323, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $1,440,712)	1,412,463	1,412,463
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,412,671 (collateralized by various U.S. Government Obligations, ranging in par value $86,216 - $602,553, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $1,440,712)	1,412,463	1,412,463

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,412,671 (collateralized by various U.S. Government Obligations, ranging in par value $4 - $577,088, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $1,440,712)	$1,412,463	$1,412,463
TOTAL REPURCHASE AGREEMENTS
(Cost $6,010,484)		6,010,484
TOTAL INVESTMENTS — 103.5%
(Cost $255,010,409)		$172,324,047

Percentages are based on Net Assets of $166,541,771.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$166,313,563	$—	$—	$166,313,563
Repurchase Agreements	—	6,010,484	—	6,010,484
Total Investments in Securities	$166,313,563	$6,010,484	$—	$172,324,047

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 4.8%
Information Technology — 4.8%
BlackBerry *	5,615,484	$31,222,091
ISRAEL — 9.2%
Information Technology — 9.2%
Check Point Software Technologies *	276,447	37,207,002
Radware *	1,354,252	23,401,474
TOTAL ISRAEL		60,608,476
JAPAN — 5.5%
Information Technology — 5.5%
Digital Arts	465,383	15,423,794
Trend Micro	493,239	20,968,205
TOTAL JAPAN		36,391,999
SOUTH KOREA — 2.5%
Information Technology — 2.5%
Ahnlab	337,859	16,589,407
UNITED KINGDOM — 4.9%
Information Technology — 4.9%
Arqit Quantum *	1,460,874	1,301,785
Darktrace *	6,692,034	30,501,978
TOTAL UNITED KINGDOM		31,803,763
UNITED STATES — 73.1%
Information Technology — 73.1%
A10 Networks	1,754,922	26,130,789
Crowdstrike Holdings, Cl A *	277,554	45,249,629
CyberArk Software *	195,108	32,395,732
Fortinet *	534,910	32,206,931
Gen Digital	1,491,273	30,198,278

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Okta, Cl A *	450,320	$37,606,223
OneSpan *	1,350,862	16,548,060
Palo Alto Networks *	182,650	44,438,745
Qualys *	226,903	35,317,452
Rapid7 *	538,072	27,113,448
SentinelOne, Cl A *	1,548,861	25,757,558
Telos *	1,008,662	2,632,608
Tenable Holdings *	705,435	32,005,586
Varonis Systems, Cl B *	1,093,300	34,909,069
Zscaler *	373,216	58,240,357
TOTAL UNITED STATES		480,750,465
TOTAL COMMON STOCK
(Cost $825,880,443)		657,366,201

	Face Amount
U.S. TREASURY OBLIGATION — 1.5%
U.S. Treasury Bill
5.307%, 10/03/23(A)
TOTAL U.S. TREASURY OBLIGATION
(Cost $9,958,895)	$10,000,000	9,952,918
TOTAL INVESTMENTS — 101.5%
(Cost $835,839,338)		$667,319,119

Percentages are based on Net Assets of $657,728,091.

*	Non-income producing security.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Cybersecurity ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$657,366,201	$—	$—	$657,366,201
U.S. Treasury Obligation	—	9,952,918	—	9,952,918
Total Investments in Securities	$657,366,201	$9,952,918	$—	$667,319,119

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 6.2%
Consumer Discretionary — 6.2%
IDP Education	11,190	$178,499
BRAZIL — 2.6%
Consumer Discretionary — 2.6%
Arco Platform, Cl A *	1,637	22,394
YDUQS Participacoes	12,965	53,343
TOTAL BRAZIL		75,737
CANADA — 2.1%
Information Technology — 2.1%
Docebo *	1,396	60,908
CHINA — 23.6%
Consumer Discretionary — 23.6%
China East Education Holdings	92,892	39,920
East Buy Holding *	31,716	160,769
Gaotu Techedu ADR *	6,353	18,297
New Oriental Education & Technology Group ADR *	6,017	326,362
TAL Education Group ADR *	18,914	133,344
TOTAL CHINA		678,692
JAPAN — 6.1%
Consumer Discretionary — 2.5%
Benesse Holdings	4,402	56,074
Media Do *	642	5,256
Riso Kyoiku	6,658	11,342
		72,672

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.0%
Insource	3,597	$27,178
Information Technology — 2.6%
Chatwork *	11,438	75,423
TOTAL JAPAN		175,273
NORWAY — 2.4%
Communication Services — 2.4%
Kahoot! *	21,000	68,110
SOUTH KOREA — 0.7%
Consumer Discretionary — 0.7%
MegaStudyEdu	505	19,677
UNITED KINGDOM — 9.4%
Consumer Discretionary — 9.4%
Pearson	25,639	272,579
UNITED STATES — 46.8%
Communication Services — 7.9%
Bandwidth, Cl A *	6,739	96,839
John Wiley & Sons, Cl A	1,972	73,280
Scholastic	1,341	58,266
		228,385
Consumer Discretionary — 26.1%
2U *	3,370	10,683
Bright Horizons Family Solutions *	2,333	220,282
Chegg *	5,417	55,308
Coursera *	6,398	111,261
Duolingo *	1,303	191,749

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Nerdy *	4,052	$18,963
Stride *	1,844	78,352
Udemy *	6,211	64,346
		750,944
Information Technology — 12.8%
8x8 *	32,461	105,498
RingCentral, Cl A *	4,244	131,267
Zoom Video Communications, Cl A *	1,846	131,122
		367,887
TOTAL UNITED STATES		1,347,216
TOTAL COMMON STOCK
(Cost $6,792,135)		2,876,691
TOTAL INVESTMENTS — 99.9%
(Cost $6,792,135)		$2,876,691

Percentages are based on Net Assets of $2,879,885.

*	Non-income producing security.

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 9.7%
Consumer Staples — 9.7%
Alibaba Health Information Technology *	6,232,300	$3,679,733
JD Health International *	625,550	3,374,344
Ping An Healthcare and Technology *	1,086,700	2,710,601
TOTAL CHINA		9,764,678
GERMANY — 2.6%
Health Care — 2.6%
CompuGroup Medical	56,006	2,629,612
JAPAN — 3.8%
Health Care — 3.8%
JMDC	62,524	1,872,477
Medley *	50,441	1,957,562
TOTAL JAPAN		3,830,039
TAIWAN — 0.7%
Health Care — 0.7%
TaiDoc Technology	139,600	753,967
UNITED STATES — 83.1%
Health Care — 83.1%
23andMe Holding, Cl A *	523,878	576,266
Agilent Technologies	33,618	4,070,131
American Well, Cl A *	434,202	616,567
AMN Healthcare Services *	51,962	4,592,401
Bionano Genomics * (A)	62,545	241,423
Computer Programs and Systems *	28,836	469,162
Definitive Healthcare, Cl A *	81,904	769,898
Dexcom *	35,847	3,619,830
DocGo *	172,252	1,541,655
Doximity, Cl A *	125,570	2,993,589
Fortrea Holdings *	20,182	556,014

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GoodRx Holdings, Cl A *	141,527	$924,171
Hims & Hers Health *	255,082	1,711,600
Illumina *	21,221	3,506,134
Invitae * (A)	503,112	464,926
iRhythm Technologies *	33,086	3,420,100
Laboratory Corp of America Holdings	20,182	4,199,874
LifeStance Health Group *	184,762	1,516,896
Masimo *	23,937	2,735,520
NextGen Healthcare *	111,417	2,028,904
Omnicell *	75,765	4,307,998
OptimizeRx *	34,113	290,643
Pacific Biosciences of California *	448,463	5,058,663
Phreesia *	105,172	2,994,247
Privia Health Group *	170,377	4,472,396
R1 RCM *	293,959	5,067,853
ResMed	198,274	3,273,234
Senseonics Holdings *	877,639	446,016
Sharecare *	675,747	640,338
Tandem Diabetes Care *	119,095	3,258,439
Teladoc Health *	173,477	3,927,519
Twist Bioscience *	114,827	2,525,046
Veracyte *	149,909	3,957,598
Veradigm *	222,425	2,976,046
TOTAL UNITED STATES		83,751,097
TOTAL COMMON STOCK
(Cost $205,570,339)		100,729,393

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270%
(Cost $20,318)	20,318	20,318

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
5.210%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $358,510 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,151 - $44,890, 0.500% - 2.875%, 8/15/2026 - 5/15/2028, with a total market value of $365,698)
(Cost $358,458)	$358,458	$358,458
TOTAL INVESTMENTS — 100.3%
(Cost $205,949,115)		$101,108,169

Percentages are based on Net Assets of $100,791,205.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at August 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2023.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$100,729,393	$—	$—	$100,729,393
Short-Term Investment	20,318	—	—	20,318
Repurchase Agreement	—	358,458	—	358,458
Total Investments in Securities	$100,749,711	$358,458	$—	$101,108,169

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Health Care — 97.9%
3SBio	59,500	$49,775
Alphamab Oncology *	13,100	14,417
Ascentage Pharma Group International *	7,000	21,558
Beijing Bohui Innovation Biotechnology Group, Cl A *	12,700	9,370
Beijing SL Pharmaceutical, Cl A	20,500	25,264
Beijing Tiantan Biological Products, Cl A	28,400	97,938
Beijing Wantai Biological Pharmacy Enterprise, Cl A	7,021	48,125
BGI Genomics, Cl A	6,538	48,255
CanSino Biologics, Cl A	1,981	19,967
Changchun High & New Technology Industry Group, Cl A	8,377	158,252
Chengdu Kanghua Biological Products, Cl A	2,150	17,960
Chengdu Olymvax Biopharmaceuticals, Cl A *	5,567	12,467
China Animal Husbandry Industry, Cl A	16,300	25,933
Chongqing Zhifei Biological Products, Cl A	24,950	151,513
CSPC Pharmaceutical Group	192,300	144,683
Daan Gene, Cl A	31,380	40,483
Frontier Biotechnologies, Cl A *	4,399	6,334
Genscript Biotech *	29,850	69,964
Getein Biotech, Cl A	8,520	13,110
Guangzhou Wondfo Biotech, Cl A	8,200	27,996
Hebei Changshan Biochemical Pharmaceutical, Cl A	17,600	11,002
Hualan Biological Bacterin, Cl A	2,050	8,295
Hualan Biological Engineering, Cl A	30,400	88,671
Jacobio Pharmaceuticals Group *	10,500	5,102
Joinn Laboratories China, Cl A	10,506	34,641
Kintor Pharmaceutical *	10,300	4,571
Liaoning Chengda Biotechnology, Cl A	5,878	26,610
Nanjing Vazyme Biotech, Cl A	2,379	8,874
Pacific Shuanglin Bio-pharmacy, Cl A	10,700	26,535
Shanghai RAAS Blood Products, Cl A	103,100	100,713
Shanghai ZJ Bio-Tech, Cl A	3,845	12,018
Shenzhen Kangtai Biological Products, Cl A *	18,193	69,663
Shenzhen Weiguang Biological Products, Cl A *	1,600	7,479

Schedule of Investments	August 31, 2023 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sichuan Kelun Pharmaceutical, Cl A	24,700	$91,965
Walvax Biotechnology, Cl A	42,000	136,586
Wuhan Keqian Biology, Cl A	3,460	9,778
Wuxi Biologics Cayman *	32,450	182,697
Xiamen Amoytop Biotech, Cl A	3,049	14,109
Zai Lab ADR *	3,143	80,052
		1,922,725
Materials — 2.0%
Anhui Huaheng Biotechnology, Cl A	3,073	40,103
TOTAL CHINA		1,962,828
TOTAL COMMON STOCK
(Cost $3,049,788)		1,962,828
TOTAL INVESTMENTS — 99.9%
(Cost $3,049,788)		$1,962,828

Percentages are based on Net Assets of $1,964,048.

*	Non-income producing security.

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 3.2%
Industrials — 1.3%
Ballard Power Systems * (A)	246,742	$1,036,316
Information Technology — 1.9%
Canadian Solar *	53,489	1,498,227
TOTAL CANADA		2,534,543
CHINA — 14.7%
Industrials — 3.2%
China Everbright Environment Group	5,113,000	1,864,785
Dongfang Electric, Cl H	285,000	328,913
Goldwind Science & Technology, Cl H	638,100	335,253
		2,528,951
Information Technology — 11.5%
Daqo New Energy ADR *	62,404	2,307,076
Flat Glass Group, Cl H	373,800	928,571
JinkoSolar Holding ADR *	41,549	1,393,138
Xinyi Solar Holdings	5,351,300	4,469,795
		9,098,580
TOTAL CHINA		11,627,531
DENMARK — 6.0%
Industrials — 6.0%
Vestas Wind Systems *	204,717	4,739,500
GERMANY — 6.5%
Industrials — 3.6%
Nordex * (A)	176,165	2,111,815
Varta * (A)	33,311	736,822
		2,848,637
Information Technology — 2.9%
SMA Solar Technology *	28,831	2,324,980
TOTAL GERMANY		5,173,617

Schedule of Investments	August 31, 2023 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 1.3%
Industrials — 1.3%
Alfen * (A)	18,008	$1,044,486
NORWAY — 1.9%
Industrials — 1.9%
NEL * (A)	1,385,448	1,522,578
SOUTH KOREA — 14.2%
Consumer Discretionary — 0.2%
Hanwha Galleria *	133,821	133,745
Industrials — 3.4%
CS Wind	35,115	1,687,008
Doosan Fuel Cell *	54,261	1,016,046
		2,703,054
Information Technology — 6.5%
Samsung SDI	11,111	5,161,456
Materials — 4.1%
Hanwha Solutions *	117,390	3,237,273
TOTAL SOUTH KOREA		11,235,528
SWITZERLAND — 3.9%
Information Technology — 3.9%
Landis+Gyr Group	23,975	1,777,937
Meyer Burger Technology * (A)	2,987,161	1,342,658
TOTAL SWITZERLAND		3,120,595
TAIWAN — 2.9%
Information Technology — 2.9%
Simplo Technology	161,264	1,557,116
United Renewable Energy	1,347,700	696,141
TOTAL TAIWAN		2,253,257

Schedule of Investments	August 31, 2023 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 5.6%
Industrials — 1.6%
Ceres Power Holdings * (A)	158,365	$684,696
ITM Power * (A)	505,994	564,232
		1,248,928
Materials — 4.0%
Johnson Matthey	152,239	3,144,437
TOTAL UNITED KINGDOM		4,393,365
UNITED STATES — 39.6%
Consumer Discretionary — 2.7%
QuantumScape, Cl A *	296,736	2,118,695
Industrials — 20.6%
Ameresco, Cl A *	28,235	1,227,940
Array Technologies *	125,269	3,115,440
Bloom Energy, Cl A * (A)	158,494	2,375,825
Fluence Energy, Cl A * (A)	96,668	2,547,202
FuelCell Energy * (A)	335,332	469,465
Plug Power * (A)	354,070	2,995,432
Shoals Technologies Group, Cl A *	94,480	1,859,366
Stem * (A)	127,714	650,064
SunPower, Cl A * (A)	144,254	1,032,859
		16,273,593
Information Technology — 16.3%
Enphase Energy *	28,441	3,598,640
First Solar *	29,060	5,495,827
Maxeon Solar Technologies *	37,125	585,090
SolarEdge Technologies *	19,580	3,183,121
		12,862,678
TOTAL UNITED STATES		31,254,966
TOTAL COMMON STOCK
(Cost $147,793,084)		78,899,966

Schedule of Investments	August 31, 2023 (Unaudited)

Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 13.3%
Bank of America
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $629,005 (collateralized by various U.S. Government Obligations, ranging in par value $9,776 - $64,088, 2.000% - 6.500%, 04/01/35 - 09/01/61, with a total market value of $641,490)	$628,912	$628,912
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $2,463,600 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $271 - $369,486, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $2,512,502)	2,463,237	2,463,237
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $2,463,600 (collateralized by various U.S. Government Obligations, ranging in par value $194 - $216,810, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $2,512,502)	2,463,237	2,463,237
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $2,463,600 (collateralized by various U.S. Government Obligations, ranging in par value $150,354 - $1,050,810, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $2,512,502)	2,463,237	2,463,237

Schedule of Investments	August 31, 2023 (Unaudited)

Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $2,463,600 (collateralized by various U.S. Government Obligations, ranging in par value $7 - $1,006,401, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $2,512,502)	$2,463,237	$2,463,237
TOTAL REPURCHASE AGREEMENTS
(Cost $10,481,860)		10,481,860
TOTAL INVESTMENTS — 113.1%
(Cost $158,274,944)		$89,381,826

Percentages are based on Net Assets of $79,025,197.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at August 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,899,966	$—	$—	$78,899,966
Repurchase Agreements	—	10,481,860	—	10,481,860
Total Investments in Securities	$78,899,966	$10,481,860	$—	$89,381,826

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 4.6%
Information Technology — 4.6%
NEXTDC *	163,517	$1,433,914
CHINA — 8.7%
Communication Services — 4.0%
China Tower, Cl H	12,927,100	1,252,858
Information Technology — 4.7%
GDS Holdings ADR *	98,301	1,175,680
Vnet Group ADR *	73,818	276,817
		1,452,497
TOTAL CHINA		2,705,355
INDONESIA — 3.8%
Communication Services — 3.8%
Sarana Menara Nusantara	12,490,861	844,753
Tower Bersama Infrastructure	2,526,918	348,426
TOTAL INDONESIA		1,193,179
SINGAPORE — 4.1%
Real Estate — 4.1%
Keppel ‡	796,656	1,297,773
TAIWAN — 3.5%
Information Technology — 3.5%
Kinsus Interconnect Technology	161,300	536,881
Winbond Electronics	692,304	572,817
TOTAL TAIWAN		1,109,698
UNITED STATES — 75.1%
Communication Services — 2.5%
Radius Global Infrastructure, Cl A *	53,285	795,012
Information Technology — 16.7%
Advanced Micro Devices *	5,497	581,143
Intel	18,818	661,265
Lam Research	996	699,591

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Marvell Technology	9,744	$567,588
Micron Technology	9,877	690,797
NVIDIA	1,386	684,060
Super Micro Computer *	2,165	595,548
Western Digital *	16,189	728,505
		5,208,497
Real Estate — 55.9%
American Tower ‡	19,504	3,536,465
Crown Castle ‡	33,281	3,344,741
Digital Realty Trust ‡	24,343	3,206,460
DigitalBridge Group	91,129	1,587,467
Equinix ‡	4,793	3,745,155
SBA Communications, Cl A ‡	5,908	1,326,523
Uniti Group ‡	132,982	714,113
		17,460,924
TOTAL UNITED STATES		23,464,433
TOTAL COMMON STOCK
(Cost $41,872,040)		31,204,352
TOTAL INVESTMENTS — 99.8%
(Cost $41,872,040)		$31,204,352

Percentages are based on Net Assets of $31,262,083.

*	Non-income producing security.

‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.2%
Materials — 0.2%
Calix *	7,518	$18,697
BRAZIL — 2.7%
Utilities — 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP *	18,694	218,696
Cia de Saneamento de Minas Gerais Copasa MG *	10,085	36,503
TOTAL BRAZIL		255,199
CHINA — 5.2%
Industrials — 1.0%
Beijing Originwater Technology, Cl A	124,800	91,219
Utilities — 4.2%
Beijing Capital Eco-Environment Protection Group, Cl A	212,100	83,633
Beijing Enterprises Water Group	212,740	49,104
Chengdu Xingrong Environment, Cl A	139,800	100,838
China Water Affairs Group	44,200	33,932
Guangdong Investment	156,200	122,103
		389,610
TOTAL CHINA		480,829
JAPAN — 3.0%
Industrials — 3.0%
Kurita Water Industries	5,405	210,988
Nomura Micro Science	740	29,684
Organo	1,364	37,945
TOTAL JAPAN		278,617
SAUDI ARABIA — 0.3%
Utilities — 0.3%
AlKhorayef Water & Power Technologies	715	29,167

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.9%
Utilities — 0.9%
Keppel Infrastructure Trust	235,218	$86,215
SOUTH KOREA — 1.1%
Consumer Discretionary — 1.1%
Coway	2,969	97,039
UNITED KINGDOM — 7.9%
Utilities — 7.9%
Severn Trent	11,811	359,193
United Utilities Group	31,574	378,886
TOTAL UNITED KINGDOM		738,079
UNITED STATES — 78.5%
Industrials — 47.6%
A O Smith	6,122	443,845
Advanced Drainage Systems	3,845	492,775
Core & Main, Cl A *	3,942	129,455
Energy Recovery *	2,745	74,609
Ferguson	4,986	805,538
Franklin Electric	2,120	205,025
Mueller Water Products, Cl A	8,432	119,060
Pentair	7,331	515,076
Reliance Worldwide	37,050	100,301
Watts Water Technologies, Cl A	1,477	278,813
Xylem	9,960	1,031,259
Zurn Elkay Water Solutions	8,036	238,027
		4,433,783
Information Technology — 2.8%
Badger Meter	1,600	265,728
Materials — 9.7%
Ecolab	4,929	906,000
Utilities — 18.4%
American States Water	2,016	169,767

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Water Works	4,782	$663,454
Artesian Resources, Cl A	469	21,649
California Water Service Group	2,991	150,298
Essential Utilities	13,793	508,962
Middlesex Water	950	71,497
SJW Group	1,472	96,799
York Water	777	31,655
		1,714,081
TOTAL UNITED STATES		7,319,592
TOTAL COMMON STOCK
(Cost $9,372,101)		9,303,434

	Face Amount
U.S. TREASURY OBLIGATION — 7.5%
U.S. Treasury Bill
5.307%, 10/03/23(A)
TOTAL U.S. TREASURY OBLIGATION
(Cost $697,122)	$700,000	696,704
TOTAL INVESTMENTS — 107.3%
(Cost $10,069,223)		$10,000,138

Percentages are based on Net Assets of $9,320,228.

*	Non-income producing security.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Clean Water ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,303,434	$—	$—	$9,303,434
U.S. Treasury Obligation	—	696,704	—	696,704
Total Investments in Securities	$9,303,434	$696,704	$—	$10,000,138

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.4%
ARGENTINA — 0.4%
Materials — 0.4%
Bioceres Crop Solutions *	1,520	$18,620
AUSTRALIA — 5.0%
Materials — 5.0%
Nufarm	74,198	249,403
CANADA — 14.7%
Consumer Staples — 0.4%
Maple Leaf Foods	881	18,942
Materials — 14.3%
Nutrien	11,381	720,645
TOTAL CANADA		739,587
CHINA — 27.8%
Consumer Staples — 27.8%
Cheng De Lolo, Cl A	187,580	220,607
Hebei Yangyuan Zhihui Beverage, Cl A	148,700	501,557
Yuan Longping High-tech Agriculture, Cl A *	324,700	671,839
TOTAL CHINA		1,394,003
ISRAEL — 0.3%
Materials — 0.3%
ICL Group	2,676	16,063
PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	107,805	13,709
UNITED KINGDOM — 5.0%
Consumer Staples — 4.4%
Unilever	4,316	221,058

Schedule of Investments	August 31, 2023 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
CNH Industrial	2,350	$32,383
TOTAL UNITED KINGDOM		253,441
UNITED STATES — 45.9%
Consumer Discretionary — 4.4%
GrowGeneration *	67,140	218,205
Consumer Staples — 13.0%
Archer-Daniels-Midland	1,384	109,751
Benson Hill *	13,678	8,739
Beyond Meat *	21,939	258,880
Hain Celestial Group *	1,250	13,238
Ingredion	155	15,951
Kellogg	866	52,843
Local Bounti *	2,841	8,863
Oatly Group ADR *	134,753	165,746
Sprouts Farmers Market *	471	19,212
		653,223
Industrials — 15.2%
AGCO	159	20,595
Deere	629	258,481
Hydrofarm Holdings Group *	197,270	246,588
Titan Machinery *	7,617	236,280
		761,944
Materials — 13.3%
Corteva	12,426	627,637
FMC	323	27,852
Scotts Miracle-Gro, Cl A	248	14,052
		669,541
TOTAL UNITED STATES		2,302,913
TOTAL COMMON STOCK
(Cost $6,424,392)		4,987,739

Schedule of Investments	August 31, 2023 (Unaudited)

Global X AgTech & Food Innovation ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.9%
U.S. Treasury Bill
5.307%, 10/03/23(A)
TOTAL U.S. TREASURY OBLIGATION
(Cost $497,945)	$500,000	$497,646
TOTAL INVESTMENTS — 109.3%
(Cost $6,922,337)		$5,485,385

Percentages are based on Net Assets of $5,018,856.

*	Non-income producing security.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,987,739	$—	$—	$4,987,739
U.S. Treasury Obligation	—	497,646	—	497,646
Total Investments in Securities	$4,987,739	$497,646	$—	$5,485,385

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.1%
Information Technology — 4.1%
Iris Energy *	632,979	$3,076,278
CANADA — 18.6%
Information Technology — 18.6%
BIGG Digital Assets *	862,709	181,731
Bitfarms *	2,383,292	3,241,256
Hive Digital Technologies *	836,939	3,068,271
Hut 8 Mining *	3,061,671	7,467,766
TOTAL CANADA		13,959,024
CHINA — 6.9%
Information Technology — 6.9%
Bit Digital * (A)	1,350,694	3,174,131
Canaan ADR *	997,044	2,004,058
TOTAL CHINA		5,178,189
GERMANY — 0.8%
Information Technology — 0.8%
Northern Data * (A)	30,613	554,872
UNITED KINGDOM — 1.0%
Information Technology — 1.0%
Argo Blockchain * (A)	6,581,545	749,751
UNITED STATES — 68.5%
Consumer Discretionary — 0.4%
Overstock.com *	11,835	309,012
Financials — 26.5%
Bakkt Holdings *	1,071,726	1,478,982
Block, Cl A *	20,511	1,182,459
Coinbase Global, Cl A * (A)	139,510	11,104,996
Galaxy Digital Holdings *	764,484	2,932,608
PayPal Holdings *	16,397	1,024,976
Robinhood Markets, Cl A *	112,925	1,229,753

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Shift4 Payments, Cl A *	15,740	$893,875
		19,847,649
Information Technology — 41.6%
Applied Digital *	661,082	3,992,935
Cipher Mining * (A)	868,843	2,771,609
Cleanspark *	720,891	3,553,993
Marathon Digital Holdings * (A)	745,203	9,367,202
NVIDIA	4,508	2,224,923
Riot Platforms *	627,332	7,120,218
SAITECH Global * (A)	39,531	54,158
Terawulf *	995,889	2,081,408
		31,166,446
TOTAL UNITED STATES		51,323,107
TOTAL COMMON STOCK
(Cost $93,262,517)		74,841,221

	Face Amount
REPURCHASE AGREEMENTS(B) — 23.4%
Bank of America
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $1,052,779 (collateralized by various U.S. Government Obligations, ranging in par value $16,362 - $107,266, 2.000% - 6.500%, 04/01/35 - 09/01/61, with a total market value of $1,073,676)	$1,052,624	1,052,624
Daiwa Capital Markets
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $4,123,385 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $454 - $618,417, 0.000% - 6.500%, 09/07/23 - 09/01/53, with a total market value of $4,205,234)	4,122,778	4,122,778

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $4,123,385 (collateralized by various U.S. Government Obligations, ranging in par value $324 - $362,880, 1.000% - 7.000%, 09/01/28 - 01/01/59, with a total market value of $4,205,234)	$4,122,778	$4,122,778
HSBC Securities
5.310%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $4,123,386 (collateralized by various U.S. Government Obligations, ranging in par value $251,652 - $1,758,765, 3.530% - 5.500%, 06/01/30 - 11/01/52, with a total market value of $4,205,234)	4,122,778	4,122,778
Nomura Securities International
5.300%, dated 08/31/2023, to be repurchased on 09/01/2023, repurchase price $4,123,385 (collateralized by various U.S. Government Obligations, ranging in par value $12 - $1,684,438, 1.500% - 8.000%, 06/15/24 - 12/20/68, with a total market value of $4,205,234)	4,122,778	4,122,778
TOTAL REPURCHASE AGREEMENTS
(Cost $17,543,736)		17,543,736
TOTAL INVESTMENTS — 123.3%
(Cost $110,806,253)		$92,384,957

Percentages are based on Net Assets of $74,913,696.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at August 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Blockchain ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,841,221	$—	$—	$74,841,221
Repurchase Agreements	—	17,543,736	—	17,543,736
Total Investments in Securities	$74,841,221	$17,543,736	$—	$92,384,957

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 8.8%
Industrials — 8.8%
Ballard Power Systems *	910,865	$3,825,633
NFI Group *	19,952	182,126
TOTAL CANADA		4,007,759
DENMARK — 2.4%
Industrials — 2.4%
Green Hydrogen Systems, Cl A *	953,287	1,117,521
FRANCE — 3.6%
Consumer Discretionary — 0.3%
Cie Plastic Omnium	8,466	149,039
Industrials — 3.3%
McPhy Energy *	205,129	1,501,688
TOTAL FRANCE		1,650,727
GERMANY — 5.1%
Industrials — 5.1%
SFC Energy *	85,959	2,304,406
JAPAN — 2.6%
Consumer Discretionary — 2.6%
Toyota Motor	67,517	1,166,365
NORWAY — 13.3%
Industrials — 13.3%
Hexagon Purus *	783,149	1,441,557
NEL *	4,216,258	4,633,577
TOTAL NORWAY		6,075,134
SOUTH KOREA — 5.1%
Industrials — 5.1%
Doosan Fuel Cell *	94,209	1,764,080

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
S-Fuelcell	44,761	$574,688
TOTAL SOUTH KOREA		2,338,768
SWEDEN — 3.6%
Industrials — 3.6%
PowerCell Sweden *	253,009	1,649,311
UNITED KINGDOM — 15.4%
Industrials — 14.4%
AFC Energy *	8,169,142	1,552,734
Ceres Power Holdings *	518,506	2,241,776
ITM Power *	2,490,770	2,777,447
		6,571,957
Materials — 1.0%
Johnson Matthey	22,218	458,904
TOTAL UNITED KINGDOM		7,030,861
UNITED STATES — 39.9%
Industrials — 35.5%
Advent Technologies Holdings *	173,661	97,598
Bloom Energy, Cl A *	414,872	6,218,931
Cummins	4,395	1,011,026
FuelCell Energy *	910,444	1,274,622
Hyster-Yale Materials Handling	2,781	127,008
Hyzon Motors *	1,152,860	1,464,132
Plug Power *	711,607	6,020,195
		16,213,512
Materials — 4.4%
Air Products & Chemicals	3,420	1,010,576
Linde	2,603	1,007,465
		2,018,041
TOTAL UNITED STATES		18,231,553
TOTAL COMMON STOCK
(Cost $68,231,618)		45,572,405

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Hydrogen ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 6.6%
U.S. Treasury Bill
5.307%, 10/03/23(A)
TOTAL U.S. TREASURY OBLIGATION
(Cost $2,987,669)	$3,000,000	$2,985,875
TOTAL INVESTMENTS — 106.4%
(Cost $71,219,287)		$48,558,280

Percentages are based on Net Assets of $45,647,172.

*	Non-income producing security.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,572,405	$—	$—	$45,572,405
U.S. Treasury Obligation	—	2,985,875	—	2,985,875
Total Investments in Securities	$45,572,405	$2,985,875	$—	$48,558,280

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.3%
Information Technology — 1.3%
Canadian Solar *	1,484	$41,567
CHINA — 51.2%
Industrials — 16.6%
Emeren Group ADR *	3,334	11,569
Ginlong Technologies, Cl A	7,350	75,777
GoodWe Technologies, Cl A	2,018	38,378
Ningbo Deye Technology, Cl A	9,200	116,553
Sineng Electric, Cl A	7,061	29,938
Sungrow Power Supply, Cl A	19,700	269,983
		542,198
Information Technology — 32.1%
Changzhou Almaden Stock, Cl A	3,100	10,929
EGing Photovoltaic Technology, Cl A *	23,100	19,487
Flat Glass Group, Cl H	13,400	33,287
GCL System Integration Technology, Cl A *	118,700	46,968
Hainan Drinda New Energy Technology, Cl A	2,700	37,559
Hangzhou First Applied Material, Cl A	22,432	95,818
JA Solar Technology, Cl A	33,404	127,723
LONGi Green Energy Technology, Cl A *	68,560	250,088
Risen Energy, Cl A	30,500	84,144
Shanghai Aiko Solar Energy, Cl A	29,540	90,140
Shenzhen SC New Energy Technology, Cl A	7,100	86,408
Xinyi Solar Holdings	144,100	120,363
Zhejiang Akcome New Energy Technology, Cl A *	130,300	43,323
		1,046,237
Materials — 0.6%
Henan Yicheng New Energy, Cl A *	27,400	18,333
Utilities — 1.9%
CECEP Solar Energy, Cl A	54,200	44,903

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xinyi Energy Holdings	76,500	$16,682
		61,585
TOTAL CHINA		1,668,353
GERMANY — 2.7%
Information Technology — 1.0%
SMA Solar Technology *	420	33,870
Utilities — 1.7%
Encavis *	3,501	53,824
TOTAL GERMANY		87,694
JAPAN — 0.6%
Industrials — 0.2%
Abalance	178	5,007
Utilities — 0.4%
West Holdings	722	14,040
TOTAL JAPAN		19,047
SOUTH KOREA — 2.8%
Information Technology — 0.3%
HD Hyundai Energy Solutions	417	9,812
Materials — 2.5%
Hanwha Solutions *	2,982	82,235
TOTAL SOUTH KOREA		92,047
SPAIN — 2.5%
Utilities — 2.5%
Atlantica Sustainable Infrastructure	2,033	45,641
Solaria Energia y Medio Ambiente *	2,353	35,089
TOTAL SPAIN		80,730

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 1.4%
Information Technology — 1.4%
Meyer Burger Technology *	103,220	$46,395
TAIWAN — 2.3%
Information Technology — 2.3%
Gigastorage *	21,030	10,797
Motech Industries	12,690	11,695
Tainergy Tech *	12,900	15,210
TSEC	16,377	15,942
United Renewable Energy	43,918	22,685
TOTAL TAIWAN		76,329
TURKEY — 1.0%
Utilities — 1.0%
Esenboga Elektrik Uretim	4,549	16,399
Margun Enerji Uretim Sanayi VE Ticaret	7,963	15,503
TOTAL TURKEY		31,902
UNITED STATES — 34.0%
Industrials — 9.4%
Array Technologies *	3,607	89,706
FTC Solar *	3,616	6,798
Shoals Technologies Group, Cl A *	3,257	64,098
SunPower, Cl A *	2,962	21,208
Sunrun *	7,962	124,446
		306,256
Information Technology — 22.6%
Enphase Energy *	2,010	254,325
First Solar *	1,569	296,729
Maxeon Solar Technologies *	667	10,512
SolarEdge Technologies *	1,086	176,551
		738,117
Utilities — 2.0%
Altus Power, Cl A *	2,426	15,672

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sunnova Energy International *	3,627	$50,452
		66,124
TOTAL UNITED STATES		1,110,497
TOTAL COMMON STOCK
(Cost $4,013,778)		3,254,561
TOTAL INVESTMENTS — 99.8%
(Cost $4,013,778)		$3,254,561

Percentages are based on Net Assets of $3,261,157.

*	Non-income producing security.

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 2.2%
Industrials — 0.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia *	43,768	$8,398
Utilities — 2.0%
Omega Energia *	39,342	79,543
TOTAL BRAZIL		87,941
CANADA — 20.4%
Utilities — 20.4%
Boralex, Cl A	7,614	184,476
Innergex Renewable Energy	15,687	149,455
Northland Power	25,214	476,158
TOTAL CANADA		810,089
CHINA — 30.1%
Industrials — 19.6%
Dajin Heavy Industry, Cl A	32,450	109,987
Jiangsu Haili Wind Power Equipment Technology, Cl A	3,800	29,796
Jinlei Technology, Cl A	21,650	84,000
Ming Yang Smart Energy Group, Cl A	157,400	322,866
Qingdao Tianneng Heavy Industries, Cl A	41,500	40,824
Titan Wind Energy Suzhou, Cl A *	80,300	143,533
Zhejiang Windey, Cl A	28,600	44,756
		775,762
Utilities — 10.5%
CECEP Wind-Power, Cl A	362,960	167,555
China Datang Renewable Power, Cl H	256,700	63,833
China Longyuan Power Group, Cl H	200,700	158,937
Jiangsu New Energy Development, Cl A	16,000	26,797
		417,122
TOTAL CHINA		1,192,884

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 21.7%
Industrials — 11.4%
Vestas Wind Systems *	19,501	$451,477
Utilities — 10.3%
Orsted	6,351	409,253
TOTAL DENMARK		860,730
GERMANY — 5.4%
Industrials — 5.4%
Nordex *	14,209	170,333
PNE	3,262	45,105
TOTAL GERMANY		215,438
GREECE — 2.7%
Utilities — 2.7%
Terna Energy	5,996	108,029
INDIA — 4.1%
Utilities — 4.1%
ReNew Energy Global, Cl A *	26,764	163,260
SOUTH KOREA — 3.4%
Industrials — 3.4%
CS Bearing *	1,741	17,360
CS Wind	2,427	116,599
TOTAL SOUTH KOREA		133,959
SPAIN — 4.8%
Utilities — 4.8%
ACCIONA Energias Renovables	6,416	191,082
SWEDEN — 1.4%
Industrials — 1.4%
OX2, Cl B *	11,352	55,102

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.4%
Materials — 2.4%
Century Iron & Steel Industrial	19,200	$96,463
TURKEY — 0.5%
Utilities — 0.5%
Galata Wind Enerji	19,290	20,985
UNITED STATES — 0.6%
Industrials — 0.6%
TPI Composites *	4,462	22,533
TOTAL COMMON STOCK
(Cost $5,856,679)		3,958,495
TOTAL INVESTMENTS — 99.7%
(Cost $5,856,679)		$3,958,495

Percentages are based on Net Assets of $3,969,991.

*	Non-income producing security.

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA — 7.5%
Real Estate — 7.5%
Charter Hall Retail ‡	4,093	$9,251
Mirvac Group ‡	31,290	49,041
Scentre Group ‡	39,410	70,191
Vicinity ‡	28,790	34,868
TOTAL AUSTRALIA		163,351
AUSTRIA — 0.5%
Real Estate — 0.5%
Immobilien Anlagen	307	10,196
CHINA — 0.8%
Consumer Staples — 0.4%
Opple Lighting, Cl A	2,700	7,953
Real Estate — 0.4%
China Overseas Grand Oceans Group	15,126	5,941
Guangzhou R&F Properties, Cl H *	25,200	3,857
		9,798
TOTAL CHINA		17,751
FINLAND — 3.9%
Industrials — 3.9%
Caverion	726	6,855
Kone, Cl B	1,701	77,540
TOTAL FINLAND		84,395
FRANCE — 9.4%
Real Estate — 9.4%
Covivio ‡	546	26,703
Gecina ‡	590	63,299
ICADE ‡	363	13,726
Klepierre ‡	1,779	47,113
Mercialys ‡	756	7,040
Unibail-Rodamco-Westfield ‡ *	881	47,227
TOTAL FRANCE		205,108

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 3.0%
Real Estate — 3.0%
Hang Lung Properties	13,933	$18,620
Hongkong Land Holdings	8,472	30,076
Swire Properties	8,460	17,693
TOTAL HONG KONG		66,389
IRELAND — 4.7%
Industrials — 4.7%
Kingspan Group	1,225	103,812
JAPAN — 10.1%
Information Technology — 1.4%
Azbil	899	30,011
Real Estate — 8.7%
Advance Logistics Investment ‡	6	5,424
AEON Investment ‡	12	12,141
CRE Logistics ‡	5	5,804
Daiwa Office Investment ‡	2	9,397
Fukuoka ‡	5	5,567
Japan Metropolitan Fund Invest ‡	56	37,619
Japan Prime Realty Investment ‡	7	17,742
LaSalle Logiport ‡	14	14,300
Mitsui Fudosan Logistics Park ‡	4	13,614
Mori Hills REIT Investment ‡	12	12,092
Nippon Building Fund ‡	12	50,692
SOSiLA Logistics ‡	7	6,164
		190,556
TOTAL JAPAN		220,567
NETHERLANDS — 0.6%
Real Estate — 0.6%
CTP	876	12,455
SINGAPORE — 3.4%
Real Estate — 3.4%
Capitaland India Trust	9,156	7,865

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Frasers Centrepoint Trust ‡	8,768	$14,543
Frasers Logistics & Commercial Trust ‡	22,583	20,066
Keppel ‡	17,012	10,896
Lendlease Global Commercial ‡	13,524	5,758
Suntec Real Estate Investment Trust ‡	17,700	15,859
TOTAL SINGAPORE		74,987
SPAIN — 1.6%
Real Estate — 1.6%
Inmobiliaria Colonial Socimi ‡	2,162	13,164
Merlin Properties Socimi ‡	2,477	22,233
TOTAL SPAIN		35,397
SWEDEN — 1.5%
Industrials — 0.4%
Lindab International	596	8,763
Real Estate — 1.1%
Atrium Ljungberg, Cl B	373	6,792
Fabege	1,973	16,916
		23,708
TOTAL SWEDEN		32,471
SWITZERLAND — 3.3%
Industrials — 3.3%
Schindler Holding	326	72,766
UNITED KINGDOM — 6.1%
Industrials — 0.3%
Volution Group	1,573	7,610
Real Estate — 5.8%
Land Securities Group ‡	5,894	45,006
Segro ‡	8,746	81,723
		126,729
TOTAL UNITED KINGDOM		134,339

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 42.8%
Consumer Discretionary — 7.6%
KB Home	648	$32,919
M/I Homes *	205	20,127
Meritage Homes	285	39,626
TopBuild *	255	73,970
		166,642
Industrials — 21.7%
AAON	506	31,877
Carlisle	343	90,216
Carrier Global	1,956	112,372
Lennox International	255	96,087
Masonite International *	175	17,974
Signify	995	28,229
Trane Technologies	479	98,320
		475,075
Real Estate — 13.5%
Boston Properties ‡	1,208	80,658
Brandywine Realty Trust ‡	1,337	6,685
Cousins Properties ‡	1,201	28,223
Douglas Emmett ‡	1,356	18,536
Elme Communities ‡	699	10,751
Empire State Realty Trust, Cl A ‡	1,055	9,210
Equity Commonwealth ‡ *	848	16,137
Franklin Street Properties ‡	2,177	4,180
Highwoods Properties ‡	825	19,660
Hudson Pacific Properties ‡	1,094	7,450
JBG SMITH Properties ‡	912	14,300
Kilroy Realty ‡	919	33,957
Paramount Group ‡	1,447	7,438
Piedmont Office Realty Trust, Cl A ‡	986	6,774
Vornado Realty Trust ‡ *	1,326	31,851
		295,810
TOTAL UNITED STATES		937,527
TOTAL COMMON STOCK
(Cost $2,192,848)		2,171,511

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
REGISTERED INVESTMENT COMPANY — 0.1%
Brpr Corporate Offices Fdo De Inv Imob	144	$1,929
TOTAL REGISTERED INVESTMENT COMPANY
(Cost $4,254)		1,929
TOTAL INVESTMENTS — 99.3%
(Cost $2,197,102)		$2,173,440

Percentages are based on Net Assets of $2,188,844.

*	Non-income producing security.

‡	Real Estate Investment Trust

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 13.4%
Communication Services — 12.9%
Hello Group ADR *	1,421	$12,263
HUYA ADR *	1,976	5,296
NetEase ADR	1,504	155,634
Tencent Holdings	3,015	124,956
		298,149
Consumer Discretionary — 0.5%
Alibaba Group Holding ADR *	118	10,962
TOTAL CHINA		309,111
FRANCE — 1.6%
Communication Services — 1.6%
Ubisoft Entertainment *	1,205	36,567
IRELAND — 0.6%
Information Technology — 0.6%
Keywords Studios	756	14,609
JAPAN — 19.9%
Communication Services — 19.9%
Capcom	2,503	105,615
DeNA *	1,220	12,654
GungHo Online Entertainment *	790	13,020
Koei Tecmo Holdings	3,206	49,824
MIXI	770	12,857
Nexon	4,550	92,416
Nintendo	3,038	130,777
Square Enix Holdings	1,163	44,176
TOTAL JAPAN		461,339
SOUTH KOREA — 7.2%
Communication Services — 6.6%
Krafton *	473	55,468
NCSoft	211	40,149
Netmarble *	825	26,746
Pearl Abyss *	617	22,547

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Wemade	324	$8,849
		153,759
Information Technology — 0.6%
Samsung Electronics	267	13,514
TOTAL SOUTH KOREA		167,273
SWEDEN — 1.5%
Communication Services — 1.5%
Modern Times Group MTG, Cl B *	1,225	8,329
Paradox Interactive	1,017	25,950
TOTAL SWEDEN		34,279
TAIWAN — 1.4%
Information Technology — 1.4%
Hitron Technology	8,000	9,721
Taiwan Semiconductor Manufacturing ADR	231	21,615
TOTAL TAIWAN		31,336
UNITED STATES — 54.4%
Communication Services — 22.0%
Alphabet, Cl A *	265	36,085
Meta Platforms, Cl A *	536	158,597
ROBLOX, Cl A *	2,529	71,545
Snap, Cl A *	10,233	105,912
Take-Two Interactive Software *	970	137,934
		510,073
Consumer Discretionary — 2.7%
Amazon.com *	458	63,209
Financials — 5.6%
Coinbase Global, Cl A *	1,635	130,146
Information Technology — 24.1%
Adobe *	20	11,187
Advanced Micro Devices *	72	7,612
Apple	510	95,813

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	183	$10,495
Matterport *	2,834	7,595
Microsoft	276	90,462
NVIDIA	427	210,746
Unity Software *	3,311	122,739
		556,649
TOTAL UNITED STATES		1,260,077
TOTAL COMMON STOCK
(Cost $2,269,254)		2,314,591

	Face Amount
U.S. TREASURY OBLIGATION — 4.3%
U.S. Treasury Bill
5.307%, 10/03/23(A)
TOTAL U.S. TREASURY OBLIGATION
(Cost $99,589)	$100,000	99,529
TOTAL INVESTMENTS — 104.3%
(Cost $2,368,843)		$2,414,120

Percentages are based on Net Assets of $2,314,220.

*	Non-income producing security.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Metaverse ETF

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,314,591	$—	$—	$2,314,591
U.S. Treasury Obligation	—	99,529	—	99,529
Total Investments in Securities	$2,314,591	$99,529	$—	$2,414,120

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X PropTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 7.1%
Communication Services — 5.5%
Domain Holdings Australia	11,933	$29,754
REA Group	1,183	126,480
		156,234
Real Estate — 1.6%
PEXA Group *	6,086	45,447
TOTAL AUSTRALIA		201,681
CHINA — 9.3%
Information Technology — 0.5%
Ming Yuan Cloud Group Holdings *	27,690	13,948
Real Estate — 8.8%
KE Holdings ADR *	14,555	250,346
TOTAL CHINA		264,294
GERMANY — 10.1%
Communication Services — 4.4%
Scout24	1,831	126,431
Financials — 1.3%
Hypoport *	188	35,096
Information Technology — 4.4%
Nemetschek	1,822	126,046
TOTAL GERMANY		287,573
JAPAN — 0.6%
Communication Services — 0.2%
GA Technologies *	780	7,174
Real Estate — 0.4%
SRE Holdings *	490	11,612
TOTAL JAPAN		18,786

Schedule of Investments	August 31, 2023 (Unaudited)

Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 2.3%
Communication Services — 2.3%
Hemnet Group	3,612	$65,478
SWITZERLAND — 2.7%
Real Estate — 2.7%
IWG *	34,349	77,998
UNITED KINGDOM — 4.3%
Communication Services — 4.3%
Rightmove	17,323	122,925
UNITED STATES — 63.6%
Communication Services — 0.3%
Angi, Cl A *	3,691	9,080
Consumer Discretionary — 11.4%
ADT	15,219	97,706
Airbnb, Cl A *	1,718	226,003
		323,709
Financials — 3.0%
Hippo Holdings *	586	5,848
Rocket, Cl A *	5,316	56,775
UWM Holdings	4,038	24,067
		86,690
Industrials — 4.1%
Resideo Technologies *	6,989	117,834
Information Technology — 25.6%
Alarm.com Holdings *	2,113	123,758
Appfolio, Cl A *	724	139,566
Arlo Technologies *	4,211	41,141
Blend Labs, Cl A *	7,453	8,646
Guidewire Software *	1,526	131,892
Matterport *	11,934	31,983
Procore Technologies *	3,394	229,265

Schedule of Investments	August 31, 2023 (Unaudited)

Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SmartRent, Cl A *	7,426	$25,248
		731,499
Real Estate — 19.2%
CoStar Group *	2,745	225,062
Opendoor Technologies *	25,234	98,413
WeWork, Cl A *	22,382	2,641
Zillow Group, Cl C *	4,223	220,272
		546,388
TOTAL UNITED STATES		1,815,200
TOTAL COMMON STOCK
(Cost $2,575,882)		2,853,935
TOTAL INVESTMENTS — 100.0%
(Cost $2,575,882)		$2,853,935

Percentages are based on Net Assets of $2,854,666.

*	Non-income producing security.

As of August 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Consolidated Schedule of Investments	August 31, 2023 (Unaudited)

Global X Carbon Credits Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 47.9%
U.S. Treasury Bills
5.348%, 11/14/23(A)^	$150,000	$148,374
5.346%, 11/07/23(A)^	100,000	99,016
5.200%, 09/21/23(A)	600,000	598,240
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $845,690)		845,630

SOVEREIGN BONDS — 32.9%
Belgium — 9.2%
Kingdom of Belgium Treasury Bill
3.283%, 11/09/23(A)	150,000	161,730
France — 12.2%
France Treasury Bill BTF
3.286%, 11/08/23(A)	200,000	215,649
Italy — 4.6%
Italy Buoni Ordinari del Tesoro BOT
3.348%, 11/30/23(A)	75,000	80,682
Supranational — 3.0%
European Stability Mechanism Treasury Bill
3.344%, 11/23/23(A)	50,000	53,826
United Kingdom — 3.9%
United Kingdom Treasury Bill
4.237%, 11/13/23(A)	55,000	68,932
TOTAL SOVEREIGN BONDS
(Cost $585,875)		580,819
TOTAL INVESTMENTS — 80.8%
(Cost $1,431,565)		$1,426,449

Percentages are based on Net Assets of $1,764,400.

A list of open futures contracts held by the Fund at August 31, 2023, was as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance 2023^	11	Dec-2023	$354,998	$407,110	$52,112
UK Emissions Allowances 2023^	5	Dec-2023	337,389	299,428	(43,385)

Consolidated Schedule of Investments	August 31, 2023 (Unaudited)

Global X Carbon Credits Strategy ETF

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
British Pound 2023^	3	Sep-2023	$238,603	$237,469	$(1,134)
Euro FX 2023^	3	Sep-2023	409,875	406,969	(2,906)
ICE ECX Emission 2023^	11	Dec-2023	1,025,500	1,023,878	2,381
RGGI VINTAGE 2023^	6	Dec-2023	82,539	85,680	3,141
			$2,448,904	$2,460,534	$10,209

(A)	Interest rate represents the security’s effective yield at the time of purchase.
^	Security is held by the Global X Carbon Credit Strategy Subsidiary Limited, as of August 31, 2023.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$845,630	$—	$845,630
Sovereign Bonds	—	580,819	—	580,819
Total Investments in Securities	$—	$1,426,449	$—	$1,426,449

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$57,634	$–	$–	$57,634
Unrealized Depreciation	(47,425)	–	–	(47,425)
Total Other Financial Instruments	$10,209	$–	$–	$10,209

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

CA — California

Cl — Class

ECX — European Climate Exchange

ETF — Exchange-Traded Fund

ICE — Intercontinental Exchange

REIT — Real Estate Investment Trust

RGGI — Regional Greenhouse Gas Initiative

UK — United Kingdom

GLX-QH-008-1500

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 58.9%
Angola — 0.8%
Angolan Government International Bond
8.750%, 04/14/32	$1,200,000	$984,000
Argentina — 1.5%
Argentine Republic Government International Bond
4.250%, 01/09/38(A)	2,300,000	803,313
3.625%, 07/09/35(A)	2,500,000	738,397
3.500%, 07/09/41(A)	1,400,000	430,954
		1,972,664
Bahrain — 0.4%
Bahrain Government International Bond
6.750%, 09/20/29	200,000	199,512
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	262,909
		462,421
Brazil — 2.4%
Brazilian Government International Bond
6.000%, 10/20/33	1,800,000	1,750,519
5.625%, 02/21/47	400,000	333,971
4.625%, 01/13/28	900,000	872,907
		2,957,397
Chile — 1.5%
Chile Government International Bond
4.000%, 01/31/52	1,000,000	789,893
3.500%, 01/25/50	600,000	433,423
3.240%, 02/06/28	800,000	746,047
		1,969,363
Colombia — 2.2%
Colombia Government International Bond
5.200%, 05/15/49	1,200,000	841,357
4.125%, 05/15/51	300,000	180,054
3.875%, 04/25/27	1,000,000	919,612
3.250%, 04/22/32	900,000	673,403
3.125%, 04/15/31	400,000	307,792
		2,922,218

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Costa Rica — 0.8%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	$200,000	$201,250
6.125%, 02/19/31	800,000	796,806
		998,056
Dominican Republic — 2.9%
Dominican Republic International Bond
7.050%, 02/03/31	500,000	496,705
6.400%, 06/05/49	600,000	501,135
6.000%, 07/19/28	400,000	385,901
5.950%, 01/25/27	500,000	488,455
4.875%, 09/23/32	1,000,000	847,197
4.500%, 01/30/30	1,000,000	870,737
		3,590,130
Ecuador — 1.7%
Ecuador Government International Bond
6.000%, 07/31/30(A)	400,000	194,721
3.500%, 07/31/35(A)	3,200,000	1,169,306
2.500%, 07/31/40(A)	2,200,000	716,799
		2,080,826
Egypt — 2.0%
Egypt Government International Bond
8.875%, 05/29/50	1,000,000	533,140
8.700%, 03/01/49	1,000,000	527,630
7.903%, 02/21/48	600,000	303,750
7.625%, 05/29/32	1,000,000	573,406
Egypt Government International Bond MTN
5.875%, 02/16/31	1,000,000	542,500
5.800%, 09/30/27	200,000	132,168
		2,612,594
El Salvador — 0.1%
El Salvador Government International Bond
7.125%, 01/20/50(B)	200,000	132,659

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ghana — 0.6%
Ghana Government International Bond
8.950%, 03/26/51	$400,000	$165,000
8.627%, 06/16/49	600,000	247,500
8.125%, 03/26/32	800,000	345,600
		758,100
Hungary — 3.2%
Hungary Government International Bond
6.750%, 09/25/52	600,000	608,033
6.250%, 09/22/32	1,500,000	1,511,250
5.500%, 06/16/34	700,000	663,250
3.125%, 09/21/51	1,000,000	602,500
2.125%, 09/22/31	800,000	614,386
		3,999,419
India — 0.6%
Export-Import Bank of India
3.875%, 02/01/28	800,000	747,952
Indonesia — 0.9%
Indonesia Government International Bond
5.650%, 01/11/53	400,000	408,017
4.550%, 01/11/28	800,000	781,339
		1,189,356
Ivory Coast — 1.0%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,400,000	1,194,298
Jordan — 0.3%
Jordan Government International Bond
5.750%, 01/31/27	400,000	389,328
Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/48	600,000	447,000
Kuwait — 0.2%
Kuwait International Government Bond
3.500%, 03/20/27	200,000	191,341

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Mexico — 2.1%
Mexico Government International Bond
6.350%, 02/09/35	$600,000	$622,308
5.000%, 04/27/51	400,000	338,645
4.750%, 04/27/32	1,000,000	946,951
4.400%, 02/12/52	800,000	615,397
		2,523,301
Morocco — 1.1%
Morocco Government International Bond
6.500%, 09/08/33	200,000	200,750
4.000%, 12/15/50	200,000	130,500
2.375%, 12/15/27	1,200,000	1,044,000
		1,375,250
Nigeria — 1.1%
Nigeria Government International Bond
9.248%, 01/21/49	400,000	320,024
7.696%, 02/23/38	700,000	507,598
Nigeria Government International Bond MTN
7.625%, 11/28/47	800,000	550,064
		1,377,686
Oman — 3.6%
Oman Government International Bond
6.250%, 01/25/31	1,000,000	1,011,100
5.625%, 01/17/28	1,300,000	1,282,177
5.375%, 03/08/27	1,000,000	983,726
4.750%, 06/15/26	500,000	487,290
Oman Government International Bond MTN
6.000%, 08/01/29	800,000	803,651
		4,567,944
Pakistan — 0.1%
Pakistan Government International Bond MTN
7.375%, 04/08/31	200,000	91,700

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Panama — 1.7%
Panama Government International Bond
6.400%, 02/14/35	$500,000	$512,278
4.500%, 04/01/56	600,000	434,039
3.875%, 03/17/28	400,000	375,478
3.870%, 07/23/60	800,000	510,626
3.750%, 03/16/25	400,000	387,528
		2,219,949
Paraguay — 1.0%
Paraguay Government International Bond
5.000%, 04/15/26	600,000	586,209
4.950%, 04/28/31	600,000	565,784
		1,151,993
Peru — 3.1%
Peruvian Government International Bond
8.750%, 11/21/33	1,700,000	2,112,301
5.625%, 11/18/50	400,000	397,164
3.550%, 03/10/51	800,000	574,346
3.000%, 01/15/34	200,000	162,574
2.783%, 01/23/31	500,000	423,624
2.392%, 01/23/26	200,000	187,107
		3,857,116
Philippines — 1.3%
Philippine Government International Bond
6.375%, 10/23/34	800,000	876,138
5.500%, 01/17/48	400,000	402,000
3.700%, 02/02/42	400,000	318,920
		1,597,058
Poland — 1.9%
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/33	1,400,000	1,365,000
Republic of Poland Government International Bond
5.500%, 04/04/53	1,000,000	970,792
		2,335,792

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 1.9%
Qatar Government International Bond
4.817%, 03/14/49	$600,000	$558,511
4.400%, 04/16/50	1,000,000	878,190
3.750%, 04/16/30	600,000	568,217
3.400%, 04/16/25	400,000	388,130
		2,393,048
Romania — 2.7%
Romanian Government International Bond
5.250%, 11/25/27	600,000	588,300
4.000%, 02/14/51	800,000	546,848
3.625%, 03/27/32	1,400,000	1,172,542
3.000%, 02/27/27	700,000	639,100
3.000%, 02/14/31	600,000	495,125
		3,441,915
Saudi Arabia — 2.2%
Saudi Government International Bond
4.375%, 04/16/29	700,000	679,622
Saudi Government International Bond MTN
4.500%, 04/17/30	600,000	583,682
3.750%, 01/21/55	1,500,000	1,072,350
2.250%, 02/02/33	400,000	316,920
		2,652,574
Senegal — 0.6%
Senegal Government International Bond
6.750%, 03/13/48	1,000,000	693,940
Serbia — 0.6%
Serbia International Bond
6.500%, 09/26/33	700,000	690,032

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
South Africa — 3.3%
Republic of South Africa Government International Bond
7.300%, 04/20/52	$700,000	$590,246
5.875%, 04/20/32	800,000	706,640
5.875%, 09/16/25	400,000	395,800
4.850%, 09/27/27	600,000	560,748
4.850%, 09/30/29	1,600,000	1,408,000
4.300%, 10/12/28	600,000	528,808
		4,190,242
Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.550%, 03/28/30	600,000	272,683
6.750%, 04/18/28	600,000	272,752
		545,435
Turkey — 1.9%
Turkey Government International Bond
6.625%, 02/17/45	400,000	319,688
6.125%, 10/24/28	200,000	184,010
5.750%, 05/11/47	600,000	425,652
5.250%, 03/13/30	1,000,000	846,940
4.750%, 01/26/26	600,000	562,716
		2,339,006
Ukraine — 0.5%
Ukraine Government International Bond
7.750%, 09/01/28	400,000	114,001
7.375%, 09/25/34	1,000,000	262,300
7.253%, 03/15/35	1,000,000	263,670
		639,971
United Arab Emirates — 3.6%
Abu Dhabi Government International Bond
3.125%, 09/30/49	800,000	557,974
Abu Dhabi Government International Bond MTN
3.125%, 10/11/27	800,000	752,856
2.500%, 04/16/25	1,400,000	1,336,860
0.750%, 09/02/23	200,000	199,580

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
United Arab Emirates — continued
Finance Department Government of Sharjah
6.500%, 11/23/32	$600,000	$610,979
6.500%, 11/23/32(B)	400,000	407,319
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	1,000,000	654,400
		4,519,968
Uruguay — 0.7%
Uruguay Government International Bond
5.100%, 06/18/50	200,000	191,959
4.375%, 01/23/31	600,000	589,336
		781,295
TOTAL SOVEREIGN DEBT
(Cost $82,688,142)		73,584,337

CORPORATE OBLIGATIONS — 32.6%
Azerbaijan — 0.3%
Energy — 0.3%
Southern Gas Corridor CJSC
6.875%, 03/24/26	400,000	403,480
Brazil — 1.6%
Industrials — 0.9%
Rumo Luxembourg Sarl
4.200%, 01/18/32	700,000	568,050
Sitios Latinoamerica
5.375%, 04/04/32	600,000	536,847
		1,104,897
Materials — 0.7%
Vale Overseas
6.875%, 11/21/36	500,000	521,181
3.750%, 07/08/30	500,000	437,243
		958,424
		2,063,321
Chile — 2.0%
Consumer Staples — 1.1%
Agrosuper
4.600%, 01/20/32	300,000	249,317

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Staples — continued
Cia Cervecerias Unidas
3.350%, 01/19/32	$1,400,000	$1,171,665
		1,420,982
Energy — 0.5%
Empresa Nacional del Petroleo
6.150%, 05/10/33	700,000	690,247
Materials — 0.4%
Nacional del Cobre de Chile
3.000%, 09/30/29	600,000	519,176
		2,630,405
China — 0.5%
Communication Services — 0.5%
Prosus
4.987%, 01/19/52	500,000	337,406
3.832%, 02/08/51	500,000	284,554
		621,960
Colombia — 0.5%
Energy — 0.5%
Ecopetrol
5.875%, 05/28/45	900,000	633,579
Indonesia — 1.7%
Energy — 0.2%
Pertamina Persero MTN
6.450%, 05/30/44	200,000	201,994
Materials — 1.4%
Freeport Indonesia
6.200%, 04/14/52	200,000	180,000
Freeport Indonesia MTN
5.315%, 04/14/32	450,000	418,818
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero
6.530%, 11/15/28	1,200,000	1,219,242
		1,818,060
Utilities — 0.1%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/27	200,000	189,576
		2,209,630

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Israel — 1.1%
Materials — 1.1%
ICL Group
6.375%, 05/31/38(B)	$1,400,000	$1,404,766
Kazakhstan — 1.5%
Energy — 1.5%
KazMunayGas National JSC
6.375%, 10/24/48	1,300,000	1,084,252
Tengizchevroil Finance International
4.000%, 08/15/26	200,000	180,836
3.250%, 08/15/30	800,000	612,000
		1,877,088
Malaysia — 1.9%
Energy — 1.9%
Petronas Capital MTN
4.550%, 04/21/50	1,400,000	1,212,450
3.500%, 03/18/25	600,000	581,210
3.500%, 04/21/30	500,000	453,748
		2,247,408
Mexico — 6.1%
Consumer Discretionary — 0.6%
Becle
2.500%, 10/14/31	1,000,000	784,253
Consumer Staples — 0.4%
Grupo Bimbo
4.700%, 11/10/47	600,000	517,294
Energy — 2.5%
Petroleos Mexicanos
10.000%, 02/07/33	200,000	182,225
7.690%, 01/23/50	900,000	601,558
6.840%, 01/23/30	1,000,000	793,634
6.500%, 01/23/29	800,000	651,665
5.950%, 01/28/31	1,400,000	1,012,889
		3,241,971
Financials — 1.3%
Banco Nacional de Comercio Exterior SNC
2.720%, H15T5Y + 2.000%, 08/11/31(C)	2,000,000	1,677,464
Materials — 1.3%
Orbia Advance
5.500%, 01/15/48	600,000	489,801
2.875%, 05/11/31	800,000	635,634

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — continued
Southern Copper
5.875%, 04/23/45	$500,000	$492,125
		1,617,560
		7,838,542
Morocco — 0.6%
Materials — 0.6%
OCP
5.125%, 06/23/51	1,000,000	704,300
Panama — 0.4%
Industrials — 0.4%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/61	600,000	449,904
Peru — 1.0%
Consumer Staples — 0.4%
InRetail Consumer
3.250%, 03/22/28	600,000	519,718
Energy — 0.6%
Transportadora de Gas del Peru
4.250%, 04/30/28	800,000	768,577
		1,288,295
Saudi Arabia — 4.1%
Energy — 3.5%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	1,000,000	754,318
3.545%, 08/31/36	400,000	332,000
Greensaif Pipelines Bidco Sarl
6.510%, 02/23/42	200,000	202,482
6.129%, 02/23/38	400,000	401,532
Saudi Arabian Oil
1.250%, 11/24/23	1,500,000	1,483,065
Saudi Arabian Oil MTN
3.500%, 04/16/29	800,000	732,318
2.875%, 04/16/24	400,000	391,760
		4,297,475
Utilities — 0.6%
Acwa Power Management And Investments One
5.950%, 12/15/39	798,168	771,629
		5,069,104

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
South Africa — 2.3%
Materials — 1.0%
AngloGold Ashanti Holdings
3.375%, 11/01/28	$800,000	$691,875
Sasol Financing USA
5.500%, 03/18/31	600,000	480,213
		1,172,088
Utilities — 1.3%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,800,000	1,683,000
		2,855,088
South Korea — 0.6%
Information Technology — 0.6%
SK Hynix
2.375%, 01/19/31	1,000,000	777,215
Thailand — 1.1%
Energy — 0.3%
Thaioil Treasury Center MTN
5.375%, 11/20/48	400,000	337,497
Materials — 0.8%
GC Treasury Center MTN
5.200%, 03/30/52	600,000	462,876
2.980%, 03/18/31	600,000	476,345
		939,221
		1,276,718
United Arab Emirates — 0.6%
Energy — 0.3%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47	400,000	355,500
Industrials — 0.3%
DP World Crescent MTN
4.848%, 09/26/28	200,000	196,532
DP World MTN
4.700%, 09/30/49	200,000	164,950
		361,482
		716,982

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
United Kingdom — 1.2%
Consumer Staples — 1.2%
CK Hutchison International 23
4.875%, 04/21/33(B)	$750,000	$724,657
4.875%, 04/21/33	250,000	241,552
4.750%, 04/21/28	500,000	488,195
		1,454,404
United States — 3.5%
Financials — 2.5%
Bank of America MTN
4.948%, U.S. SOFR + 2.040%, 07/22/28(C)	1,000,000	978,888
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(C)	1,000,000	961,743
1.578%, U.S. SOFR + 0.885%, 04/22/27(C)	1,200,000	1,077,925
		3,018,556
Materials — 1.0%
GCC
3.614%, 04/20/32	1,500,000	1,248,751
		4,267,307
TOTAL CORPORATE OBLIGATIONS
(Cost $44,995,236)		40,789,496

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Notes
3.375%, 05/15/33	800,000	754,000
3.000%, 07/31/24	1,600,000	1,565,687
0.375%, 11/30/25	600,000	544,477
0.250%, 11/15/23	3,000,000	2,968,359
0.250%, 09/30/23	100,000	99,591
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,047,541)		5,932,114

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Shares	Value
EXCHANGE TRADED FUND — 1.0%
Global X 1-3 Month T-Bill ETF (D)	50,000	$1,257,250
TOTAL EXCHANGE TRADED FUND
(Cost $1,256,772)		1,257,250
TOTAL INVESTMENTS — 97.3%
(Cost $134,987,691)		$121,563,197

Percentages are based on Net Assets of $124,995,487.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $2,870,651, representing 2.3% of the Net Assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$73,584,337	$—	$73,584,337
Corporate Obligations	—	40,789,496	—	40,789,496
U.S. Treasury Obligations	—	5,932,114	—	5,932,114
Exchange Traded Fund	1,257,250	—	—	1,257,250
Total Investments in Securities	$1,257,250	$120,305,947	$—	$121,563,197

Schedule of Investments	August 31, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	8/31/23	Income	Gains

Global X 1-3 Month T-Bill ETF
$—	$1,256,772	$—	$478	$—	$1,257,250	$—	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — 95.7%
CHINA — 94.5%
Communication Services — 10.1%
Baidu, Cl A *	3,300	$58,663
Kuaishou Technology, Cl B *	3,100	25,380
Tencent Holdings	3,000	124,334
		208,377
Consumer Discretionary — 24.8%
Alibaba Group Holding *	9,700	111,575
BYD, Cl H	4,000	125,380
Fuyao Glass Industry Group, Cl H	10,800	48,892
JD.com, Cl A	1,950	32,029
Meituan, Cl B *	3,500	57,353
Midea Group, Cl A	5,200	40,373
PDD Holdings ADR *	540	53,444
Zhejiang Shuanghuan Driveline, Cl A	9,000	41,732
		510,778
Consumer Staples — 0.9%
Ping An Healthcare and Technology *	7,200	17,959
Financials — 4.2%
East Money Information, Cl A	21,168	46,155
Hithink RoyalFlush Information Network, Cl A	1,800	41,386
		87,541
Health Care — 12.1%
Hangzhou Tigermed Consulting, Cl A	2,200	20,124
Innovent Biologics *	5,000	22,380
Jiangsu Hengrui Pharmaceuticals, Cl A	6,160	35,360
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,300	48,224
WuXi AppTec, Cl H	4,920	53,895

Schedule of Investments	August 31, 2023 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Wuxi Biologics Cayman *	12,500	$70,377
		250,360
Industrials — 21.3%
Contemporary Amperex Technology, Cl A	3,440	111,799
Estun Automation, Cl A	6,600	21,065
Eve Energy, Cl A	1,600	10,859
Guangzhou KDT Machinery, Cl A	7,720	21,362
Jiangsu Hengli Hydraulic, Cl A	4,000	34,155
Ming Yang Smart Energy Group, Cl A	5,800	11,897
NARI Technology, Cl A	13,224	43,278
Riyue Heavy Industry, Cl A	7,670	17,019
Shenzhen Envicool Technology, Cl A	8,500	31,998
Shenzhen Inovance Technology, Cl A	2,400	22,515
Sungrow Power Supply, Cl A	1,900	26,039
Wuxi Lead Intelligent Equipment, Cl A	12,580	51,004
ZTO Express Cayman ADR *	1,427	35,875
		438,865
Information Technology — 18.0%
BYD Electronic International	14,500	67,214
Guangzhou Sie Consulting, Cl A	7,700	23,158
Hua Hong Semiconductor *	7,000	18,299
Iflytek, Cl A	4,400	33,146
Lenovo Group	28,000	31,671
LONGi Green Energy Technology, Cl A *	8,036	29,313
Longshine Technology Group, Cl A	9,500	28,284
Luxshare Precision Industry, Cl A	8,800	39,898
Shanghai Awinic Technology, Cl A *	3,241	31,504
Tongwei, Cl A	4,600	20,275
Will Semiconductor Shanghai, Cl A	1,215	15,361
Xinyi Solar Holdings	40,000	33,411
		371,534
Materials — 3.1%
Ganfeng Lithium Group, Cl H	5,520	26,397

Schedule of Investments	August 31, 2023 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zijin Mining Group, Cl H	24,000	$37,767
		64,164
TOTAL CHINA		1,949,578

HONG KONG — 1.2%
Industrials — 1.2%
LK Technology Holdings	25,000	23,974
TOTAL COMMON STOCK
(Cost $2,654,147)		1,973,552
TOTAL INVESTMENTS — 95.7%
(Cost $2,654,147)		$1,973,552

Percentages are based on Net Assets of $2,061,876.

*       Non-income producing security.

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2023 (Unaudited)

Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 89.8%
BRAZIL — 85.1%
Consumer Discretionary — 8.4%
Arcos Dorados Holdings, Cl A	4,680	$46,191
Lojas Renner	14,000	45,329
MercadoLibre *	50	68,618
Vibra Energia	14,000	52,200
		212,338
Consumer Staples — 5.9%
AMBEV ADR	22,050	61,079
Raia Drogasil	16,000	88,807
		149,886
Energy — 15.8%
3R PETROLEUM OLEO E GAS *	8,000	53,194
Petroleo Brasileiro ADR	17,350	243,767
PRIO*	11,000	103,136
		400,097
Financials — 26.1%
B3 - Brasil Bolsa Balcao	45,000	117,523
Banco Bradesco ADR	45,450	135,895
Banco BTG Pactual	14,000	91,817
Banco do Brasil	7,000	66,593
Itau Unibanco Holding ADR	37,380	205,590
NU Holdings, Cl A *	6,360	43,566
		660,984
Health Care — 1.7%
Hapvida Participacoes e Investimentos *	50,000	43,022
Industrials — 9.7%
Localiza Rent a Car	7,000	89,428
Rumo	11,000	49,657
Vamos Locacao de Caminhoes Maquinas e Equipamentos	21,000	49,669
WEG	8,000	57,977
		246,731

Schedules of Investments	August 31, 2023 (Unaudited)

Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Materials — 13.0%
Suzano ADR	9,950	$100,694
Vale ADR, Cl B	17,280	227,578
		328,272
Utilities — 4.5%
Centrais Eletricas Brasileiras ADR	8,950	63,634
Equatorial Energia	8,000	51,158
		114,792
TOTAL BRAZIL		2,156,122

UNITED STATES — 4.7%
Consumer Staples — 2.4%
JBS	16,000	59,464
Information Technology — 2.3%
Globant *	290	59,296
TOTAL UNITED STATES		118,760
TOTAL COMMON STOCK
(Cost $2,256,416)		2,274,882

PREFERRED STOCK — 7.0%
BRAZIL— 7.0%
Financials — 2.9%
Itausa (A)	39,000	72,786
Materials — 4.1%
Bradespar (A)	23,000	104,525
TOTAL BRAZIL		177,311
TOTAL PREFERRED STOCK
(Cost $172,537)		177,311

Schedules of Investments	August 31, 2023 (Unaudited)

Global X Brazil Active ETF

	Shares	Value
EXCHANGE TRADED FUND — 3.0%
Global X 1-3 Month T-Bill ETF (B)	3,000	$75,435
TOTAL EXCHANGE TRADED FUND
(Cost $75,353)		75,435
TOTAL INVESTMENTS — 99.8%
(Cost $2,504,306)		$2,527,628

Percentages are based on Net Assets of $2,531,883.

*	Non-income producing security.
(A)	There is currently no stated interest rate.
(B)	Affiliated investment.

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	8/31/23	Income	Gains

Global X 1-3 Month T-Bill ETF
$—	$75,353	$—	$82	$—	$75,435	$—	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2023 (Unaudited)

Global X India Active ETF

	Shares	Value
COMMON STOCK — 95.2%
INDIA — 93.1%
Communication Services — 3.0%
Bharti Airtel	7,190	$74,378
Consumer Discretionary — 10.4%
Sona Blw Precision Forgings	7,570	54,462
Tata Motors	6,850	49,729
Titan	1,380	51,749
Trent	2,160	53,450
Zomato *	44,840	52,864
		262,254
Consumer Staples — 12.4%
Britannia Industries	1,390	75,015
Hindustan Unilever	2,870	86,844
Nestle India	330	87,641
United Spirits *	5,270	64,139
		313,639
Energy — 8.5%
Bharat Petroleum	11,660	47,965
Reliance Industries GDR	2,860	166,166
		214,131
Financials — 29.1%
Axis Bank	8,850	104,069
HDFC Bank ADR	3,120	194,407
ICICI Bank ADR	9,320	215,944
SBI Life Insurance	7,210	112,571
Shriram Finance	4,590	106,913
		733,904
Health Care — 4.9%
Apollo Hospitals Enterprise	1,290	75,015

Schedules of Investments	August 31, 2023 (Unaudited)

Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sun Pharmaceutical Industries	3,670	$49,278
		124,293
Industrials — 4.7%
Havells India	3,260	54,522
Larsen & Toubro	1,950	63,661
		118,183
Information Technology — 13.9%
HCL Technologies	3,550	50,264
Infosys ADR	8,830	153,377
LTIMindtree	800	50,186
Tata Consultancy Services	2,410	97,720
		351,547
Materials — 4.1%
Asian Paints	1,300	51,131
Tata Steel	35,200	52,256
		103,387
Real Estate — 2.1%
DLF	8,830	53,767
TOTAL INDIA		2,349,483

IRELAND — 2.1%
Information Technology — 2.1%
Accenture, Cl A	160	51,803
TOTAL COMMON STOCK
(Cost $2,377,496)		2,401,286

Schedules of Investments	August 31, 2023 (Unaudited)

Global X India Active ETF

	Shares	Value
EXCHANGE TRADED FUND — 4.0%
Global X 1-3 Month T-Bill ETF (A)	4,000	$100,580
TOTAL EXCHANGE TRADED FUND
(Cost $100,470)		100,580
TOTAL INVESTMENTS — 99.2%
(Cost $2,477,966)		$2,501,866

Percentages are based on Net Assets of $2,522,865.

*	Non-income producing security.
(A)	Affiliated investment.

As of August 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	8/31/23	Income	Gains

Global X 1-3 Month T-Bill ETF
$—	$100,470	$—	$110	$—	$100,580	$—	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

SOC — State Owned Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

GLX-QH-009-0700

Schedule of Investments		August 31, 2023 (Unaudited)
Global X Interest Rate Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 73.4%
U.S. Treasury Bills
5.395%, 12/19/23(A)	$400,000	$393,563
5.345%, 11/07/23(A)	100,000	99,016
5.320%, 10/19/23(A)	350,000	347,534
5.319%, 10/10/23(A)	400,000	397,707
5.315%, 10/03/23(A)	400,000	398,117
5.314%, 09/26/23(A)	200,000	199,266
5.300%, 10/12/23(A)	400,000	397,587
5.218%, 09/07/23(A)	150,000	149,868
5.130%, 09/14/23(A)	50,000	49,905
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,432,658)		2,432,563

	Shares	Value
EXCHANGE TRADED FUND — 15.1%
Global X 1-3 Month T-Bill ETF(B)
(Cost $502,650)	20,000	502,900

Value
PURCHASED SWAPTIONS — 9.6%
(Cost $467,400)	317,403

TOTAL INVESTMENTS — 98.1%
(Cost $3,402,708)	$3,252,866

Percentages are based on Net Assets of $3,314,417.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Affiliated investment.

Schedule of Investments		August 31, 2023 (Unaudited)
Global X Interest Rate Hedge ETF

A list of the open OTC interest rate swaptions purchased by the Fund at August 31, 2023, is as follows:

		Notional	Exercise	Expiration
Description	Counterparty	Amount	Rate	Date	Value
Put Swaptions
10-Year SOFR
Interest Rate Swap	Barclays	—	4.200%	02/16/24	$154,032
10-Year SOFR
Interest Rate Swap	UBS	—	4.000%	01/08/24	163,371
Total Purchased Swaptions					$317,403

Amounts designated as “—“ are 0 or have been rounded to 0.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,432,563	$—	$2,432,563
Exchange Traded Fund	502,900	—	—	502,900
Purchased Swaptions	—	317,403	—	317,403
Total Investments in Securities	$502,900	$2,749,966	$—	$3,252,866

The following is a summary of the transactions with affiliates for the period ended August 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend	Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	8/31/23	Income	Gains

Global X 1-3 Month T-Bill ETF
$—	$502,650	$—	$250	$—	$502,900	$—	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 91.9%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29	$46,399	$50,751
3.375%, 04/15/32	232,054	257,476
2.500%, 01/15/29	149,216	152,583
2.125%, 02/15/41	13,933	14,278
1.750%, 01/15/28	218,459	214,663
1.625%, 10/15/27	20,600	20,204
1.500%, 02/15/53	30,793	27,583
1.125%, 01/15/33	92,185	85,984
1.000%, 02/15/48	111,355	89,433
1.000%, 02/15/49	12,125	9,680
0.875%, 01/15/29	422,919	398,192
0.875%, 02/15/47	113,756	89,325
0.750%, 02/15/42	222,796	180,256
0.625%, 07/15/32	78,758	70,713
0.625%, 02/15/43	13,271	10,328
0.375%, 07/15/25	173,691	166,438
0.125%, 04/15/26	407,201	381,866
0.125%, 04/15/27	378,217	349,684
0.125%, 01/15/32	247,651	213,487
0.125%, 04/15/25	88,592	84,488
0.125%, 01/15/30	177,884	158,283
0.125%, 07/15/30	23,800	21,097
0.125%, 01/15/31	23,441	20,539
0.125%, 07/15/31	22,768	19,860
0.125%, 02/15/52	82,203	49,592
0.125%, 02/15/51	11,719	7,155
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,381,509)		3,143,938

PURCHASED OPTIONS — 6.7%
(Cost $328,200)		229,128

TOTAL INVESTMENTS — 98.6%
(Cost $3,709,709)		$3,373,066

Percentages are based on Net Assets of $3,421,063.

Schedule of Investments	August 31, 2023 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

A list of the OTC interest rate options purchased by the Fund at August 31, 2023, is as follows:

		Notional	Exercise	Expiration
Description	Counterparty	Amount	Rate	Date	Value
Call Options
U.S. 2Yr/10Yr
SOFR Spread Swap	Barclays	120,000	0.010%	02/27/25	$49,725
U.S. 2Yr/10Yr
SOFR Spread Swap	UBS	13,800,000	0.345%	07/05/24	50,932
U.S. 2Yr/10Yr
SOFR Spread Swap	Barclays	200,000	0.010%	06/30/25	96,362
U.S. 2Yr/10Yr	Bank of
SOFR Spread Swap	America	500,000	0.050%	11/07/24	32,109
Total Purchased Options					$229,128

As of August 31, 2023, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2023 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange Traded Fund

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

GLX-QH-011-0300